UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia California Tax-Exempt Fund

Semiannual Report for the Period Ended April 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	19

Shareholder Meeting Results	26

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia California Tax-Exempt Fund

Average annual total return as of 04/30/11 (%)

Share class	A		B		C		Z
Inception	06/16/86		08/04/92		08/01/97		09/19/05
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–4.79	–9.31	–5.14	–9.71	–5.00	–5.91	–4.67
1-year	–0.04	–4.79	–0.78	–5.48	–0.48	–1.42	0.20
5-year	3.41	2.41	2.64	2.31	2.95	2.95	3.66
10-year	4.33	3.82	3.56	3.56	3.86	3.86	4.47

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns shown for the fund's Class Z shares include the returns of the fund's Class A shares for periods prior to September 19, 2005, the date on which the fund's Class Z shares were first offered. The returns shown have been adjusted to reflect the fact that Class Z shares are sold without sales charges. The returns shown have not been adjusted to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between Class Z and Class A shares of the fund.

1The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax exempt bonds with maturities of at least one year.

2The Barclays Capital California Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued by obligors located in the state of California.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/11

–4.79%

Class A shares (without sales charge)

–1.68%

Barclays Capital Municipal Bond Index[1]

–2.30%

Barclays Capital California Municipal Bond Index[2]

Net asset value per share

as of 04/30/11 ($)
Class A	6.98
Class B	6.98
Class C	6.98
Class Z	6.98

Distributions declared per share

11/01/10 – 04/30/11 ($)
Class A	0.29
Class B	0.27
Class C	0.28
Class Z	0.30

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions include $0.14 per share of taxable realized gains.

1

Understanding Your Expenses – Columbia California Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/10 – 04/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	952.10	1,020.58	4.11	4.26	0.85
Class B	1,000.00	1,000.00	948.60	1,016.86	7.73	8.00	1.60
Class C	1,000.00	1,000.00	950.00	1,018.35	6.29	6.51	1.30
Class Z	1,000.00	1,000.00	953.30	1,021.77	2.95	3.06	0.61

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia California Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds – 95.4%
	Par ($)	Value ($)
Education – 5.5%
Education – 5.0%
CA Educational Facilities Authority
California College of Arts, Series 2005:
5.000% 06/01/26	1,000,000	843,440
5.000% 06/01/35	1,500,000	1,147,335
California Lutheran University, Series 2008, 5.750% 10/01/38	3,000,000	2,763,780
Woodbury University, Series 2006, 5.000% 01/01/25	1,830,000	1,585,146
CA Statewide Communities Development Authority
San Francisco Art Institute, Series 2002, 7.375% 04/01/32	1,750,000	1,526,665
CA University of California
Series 2007, Insured: AGMC 4.500% 05/15/35	4,000,000	3,465,120
Series 2009 A, 6.000% 11/01/40	2,000,000	2,070,600
Series 2010 A, 5.000% 11/01/30	2,995,000	2,914,974
Education Total		16,317,060
Prep School – 0.5%
CA Statewide Communities Development Authority
College for Certain LLC, Series 2010, GTY AGMT: PCSD Guaranty Pool LLC 6.000% 07/01/30	2,000,000	1,829,760
Prep School Total		1,829,760
Education Total		18,146,820
Health Care – 11.5%
Continuing Care Retirement – 1.0%
CA Health Facilities Financing Authority
Episcopal Senior Communities, Series 2010 B, 6.000% 02/01/32	2,000,000	1,942,080
CA Statewide Communities Development Authority
American Baptist Homes West, Series 2010, GTY AGMT: American Baptist Homes Foundation 6.250% 10/01/39	1,500,000	1,414,635
Continuing Care Retirement Total		3,356,715

	Par ($)	Value ($)
Hospitals – 10.5%
CA Health Facilities Financing Authority
Catholic Healthcare West: Series 2009 A, 6.000% 07/01/39	1,000,000	1,005,670
Series 2009 E, 5.625% 07/01/25	1,125,000	1,153,024
Cedars-Sinai Medical Center, Series 2005: 5.000% 11/15/27	1,500,000	1,420,725
5.000% 11/15/34	2,500,000	2,244,850
Kaiser Hospitals Foundation, Series 2006, 5.250% 04/01/39	3,350,000	2,925,856
Sutter Health: Series 2007 A, 5.000% 11/15/42	3,000,000	2,562,390
Series 2011 B, 5.875% 08/15/31	1,815,000	1,858,524
CA Infrastructure & Economic Development Bank
Kaiser Assistance Corp., Series 2001 A, 5.550% 08/01/31	2,500,000	2,397,125
CA Kaweah Delta Health Care District
Series 2006, 4.500% 06/01/34	3,500,000	2,735,075
CA Municipal Finance Authority
Series 2007, 5.250% 02/01/37	2,500,000	1,993,450
CA Newport Beach
Hoag Memorial Hospital Presbyterian, Series 2011, 6.000% 12/01/40	1,000,000	1,026,740
CA Rancho Mirage Joint Powers Financing Authority
Eisenhower Medical Center, Series 2007 A, 5.000% 07/01/47	2,500,000	1,901,200
CA Sierra View Local Health Care District
Series 2007, 5.250% 07/01/37	1,500,000	1,316,520
CA Statewide Communities Development Authority
Cottage Health Obligator Group, Series 2010, 5.250% 11/01/30	1,000,000	938,480
Kaiser Credit Group, Series 2001 C, 5.250% 08/01/31	1,100,000	1,001,517
Kaiser Foundation Hospitals, Inc., Series 2007 A, 4.750% 04/01/33	2,000,000	1,669,500

See Accompanying Notes to Financial Statements.

3

Columbia California Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Sutter Health, Series 2011 A, 6.000% 08/15/42	2,000,000	2,028,220
CA Torrance
Torrance Memorial Medical Center, Series 2010 A, 5.000% 09/01/40	1,000,000	830,470
CA Turlock Health Facility
Emanuel Medical Center, Inc.: Series 2004, 5.000% 10/15/13	940,000	975,212
Series 2007 A, 5.000% 10/15/22	2,780,000	2,517,596
Hospitals Total		34,502,144
Health Care Total		37,858,859
Housing – 1.1%
Multi-Family – 0.4%
CA Statewide Communities Development Authority
Oracle Communities Rialto 360 Corp., Series 2002 E-1, 5.375% 07/01/32	2,000,000	1,476,300
Multi-Family Total		1,476,300
Single-Family – 0.7%
CA Housing Finance Agency
Series 2006 K, AMT, 4.625% 08/01/26	2,500,000	2,137,875
CA Rural Home Mortgage Finance Authority
Series 1998 B-5, AMT, Guarantor: FNMA 6.350% 12/01/29	35,000	36,279
Series 2000 B, AMT, Guarantor: FNMA 7.300% 06/01/31	30,000	30,828
Series 2000 D, AMT, Guarantor: GNMA 7.100% 06/01/31	25,000	25,891
Single-Family Total		2,230,873
Housing Total		3,707,173
Industrials – 1.3%
Oil & Gas – 1.3%
CA M-S-R Energy Authority
Series 2009 B, 7.000% 11/01/34	1,000,000	1,107,850

	Par ($)	Value ($)
CA Southern California Public Power Authority
Series 2007 A, 5.000% 11/01/33	3,385,000	3,023,617
Oil & Gas Total		4,131,467
Industrials Total		4,131,467
Other – 6.1%
Other – 0.9%
CA Infrastructure & Economic Development Bank
Walt Disney Family Museum, Series 2008, GTY AGMT: Walt & Lilly Disney Foundation 5.250% 02/01/38	3,050,000	2,927,085
Other Total		2,927,085
Refunded/Escrowed (a) – 5.2%
CA Pomona
Single Family Mortgage Revenue, Series 1990 B, Escrowed to Maturity, Guarantor: GNMA 7.500% 08/01/23	975,000	1,266,778
CA Redding
Series 1992 A, IFRN, Escrowed to Maturity, Insured: NPFGC 11.990% 07/01/22 (05/31/11) (b)(c)	480,000	671,808
CA Riverside County
Series 1989 A, AMT, Escrowed to Maturity, Guarantor: GNMA 7.800% 05/01/21	2,500,000	3,410,775
CA San Joaquin Hills Transportation Corridor Agency
Series 1993, Escrowed to Maturity, (d) 01/01/20	15,400,000	11,753,742
Refunded/Escrowed Total		17,103,103
Other Total		20,030,188
Resource Recovery – 0.6%
Disposal – 0.6%
CA Pollution Control Financing Authority
Series 2002 A, AMT, GTY AGMT: Waste Management, Inc. 5.000% 01/01/22	2,000,000	2,007,400
Disposal Total		2,007,400
Resource Recovery Total		2,007,400

See Accompanying Notes to Financial Statements.

4

Columbia California Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Tax-Backed – 50.3%
Local Appropriated – 4.3%
CA Anaheim Public Financing Authority
Series 1997 C, Insured: AGMC 6.000% 09/01/14	2,000,000	2,246,260
CA Modesto
Certificates of Participation, Series 1993 A, Insured: AMBAC 5.000% 11/01/23	2,235,000	1,945,791
CA Oakland Joint Powers Financing Authority
Series 2008 B, Insured: AGC 5.000% 08/01/22	3,000,000	3,046,830
CA Pico Rivera Public Financing Authority
Series 2009, 5.500% 09/01/31	1,500,000	1,502,865
CA San Joaquin County
Certificates of Participation, Series 1993, Insured: NPFGC 5.500% 11/15/13	1,750,000	1,799,070
CA Victor Elementary School District
Series 1996, Insured: NPFGC 6.450% 05/01/18	3,345,000	3,561,823
Local Appropriated Total		14,102,639
Local General Obligations – 6.9%
CA Central Valley Schools Financing Authority
Series 1998 A, Insured: NPFGC 6.450% 02/01/18	1,000,000	1,124,550
CA Culver City School Facilities Financing Authority
Series 2005, Insured: AGMC: 5.500% 08/01/25	655,000	718,535
5.500% 08/01/26	1,750,000	1,903,090
CA East Side Union High School District Santa Clara County
Series 2003 B, Insured: NPFGC 5.250% 08/01/26	2,010,000	1,970,584
CA Golden West Schools Financing Authority
Series 2006, Insured: AMBAC 5.500% 08/01/24	1,825,000	2,002,518
CA Grossmont Healthcare District
Series 2011, 6.000% 07/15/34	2,000,000	2,091,460

	Par ($)	Value ($)
CA Jefferson Union High School District
Series 2000 A, Insured: NPFGC 6.450% 08/01/25	1,000,000	1,145,360
CA Manteca Unified School District
Series 2006, Insured: NPFGC (d) 08/01/32	5,440,000	1,131,139
CA New Haven Unified School District
Series 2002, Insured: AGMC 12.000% 08/01/17	1,565,000	2,408,644
CA Rocklin Unified School District
Series 1995 C, Insured: NPFGC (d) 07/01/20	6,920,000	4,620,692
CA San Marino Unified School District
Series 1998 B, 5.000% 06/01/23	1,000,000	1,145,520
CA Simi Valley Unified School District
Series 1998, Insured: AMBAC 5.250% 08/01/22	925,000	839,798
CA South San Francisco Unified School District
Series 2006, Insured: NPFGC 5.250% 09/15/22	1,500,000	1,704,540
Local General Obligations Total		22,806,430
Special Non-Property Tax – 2.5%
CA Carson Redevelopment Agency
Tax Allocation Housing, Series 2010 A, 5.000% 10/01/30	3,200,000	2,683,872
CA Riverside County Transportation Commission
Series 2010 A, 5.000% 06/01/32	4,000,000	3,913,120
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998 A, Insured: NPFGC 4.750% 07/01/38	2,250,000	1,832,580
Special Non-Property Tax Total		8,429,572
Special Property Tax – 14.0%
CA Carson
Series 1992, 7.375% 09/02/22	115,000	115,152
CA Cerritos Public Financing Authority
Series 1993 A, Insured: AMBAC 6.500% 11/01/23	2,000,000	1,994,920

See Accompanying Notes to Financial Statements.

5

Columbia California Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Elk Grove Unified School District
Series 1995 A, Insured: AMBAC: (d) 12/01/18	2,720,000	1,727,282
6.500% 12/01/24	3,000,000	3,010,530
CA Inglewood Redevelopment Agency
Series 1998 A, Insured: AMBAC 5.250% 05/01/23	1,000,000	892,310
CA Lancaster Financing Authority
Series 2003, Insured: NPFGC 5.125% 02/01/17	1,270,000	1,241,768
CA Long Beach Bond Finance Authority
Series 2006 C, Insured: AMBAC 5.500% 08/01/31	3,250,000	2,698,475
CA Los Angeles Community Redevelopment Agency
Series 1998 C, Insured: NPFGC 5.375% 07/01/18	1,665,000	1,679,152
CA Los Angeles County Public Works Financing Authority
Series 1996 A, Insured: AGMC 5.500% 10/01/18	2,265,000	2,557,955
CA Oakdale Public Financing Authority
Series 2004, 5.375% 06/01/33	1,500,000	1,169,175
CA Oakland Redevelopment Agency
Series 1992, Insured: AMBAC 5.500% 02/01/14	4,425,000	4,471,639
CA Oceanside Community Facilities District
Series 2004, 5.875% 09/01/34	1,000,000	804,420
CA Orange County Community Facilities District
Series 2004 A, 5.625% 08/15/34	850,000	784,686
CA Rancho Cucamonga Redevelopment Agency
Series 2007 A, Insured: NPFGC 5.000% 09/01/34	1,000,000	751,160
CA Redwood City Community Facilities District No. 1
Series 2003 B, 5.950% 09/01/28	750,000	714,878
CA Riverside County Public Financing Authority
Series 1991 A, 8.000% 02/01/18	15,000	15,071
CA San Bernardino Joint Powers Financing Authority
Series 1998 A, Insured: AMBAC 5.750% 07/01/14	985,000	1,024,203

	Par ($)	Value ($)
Series 2005 A, Insured: AGMC 5.750% 10/01/24	2,420,000	2,525,197
CA San Diego Redevelopment Agency
Series 2001, Insured: AGMC (d) 09/01/20	3,630,000	2,198,945
CA San Francisco City & County Redevelopment Agency
Series 2009 C, 6.500% 08/01/39	1,000,000	980,860
Series 2009, 6.500% 08/01/32	500,000	502,405
Series 2011 B: 6.125% 08/01/26	250,000	252,770
6.250% 08/01/31	1,725,000	1,732,297
6.625% 08/01/41	1,600,000	1,620,288
CA Santee Community Development Commission
Series 2011 A, 7.000% 08/01/31	700,000	716,275
CA Sulphur Springs Union School District
Series 2002-1-A, 6.000% 09/01/33	1,500,000	1,238,145
CA Temecula Redevelopment Agency
Series 2011 A: 6.750% 08/01/31	1,000,000	1,002,060
7.000% 08/01/39	2,100,000	2,127,258
CA Union City Community Redevelopment Agency
Series 2011, 6.875% 12/01/33	1,500,000	1,518,420
CA West Covina Redevelopment Agency
Series 1996, 6.000% 09/01/17	3,665,000	4,054,480
Special Property Tax Total		46,122,176
State Appropriated – 5.1%
CA Public Works Board
Series 1993 A, Insured: AMBAC 5.000% 12/01/19	6,000,000	6,135,540
Series 2004 A, 5.500% 06/01/19	1,500,000	1,544,220
Series 2010 A-1, 6.000% 03/01/35	2,750,000	2,764,712
Series 2009, 6.125% 11/01/29	5,000,000	5,168,850
CA Statewide Communities Development Authority
Series 2009, 5.000% 06/15/13	975,000	1,042,451
State Appropriated Total		16,655,773

See Accompanying Notes to Financial Statements.

6

Columbia California Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
State General Obligations – 17.5%
CA State
Series 2000, 5.625% 05/01/26	160,000	160,342
Series 2003, 5.250% 02/01/20	1,250,000	1,412,663
Series 2005, 4.625% 05/01/29	2,000,000	1,867,040
Series 2006, 4.500% 10/01/36	2,500,000	2,141,500
Series 2007: 4.500% 08/01/26	2,500,000	2,357,325
5.000% 12/01/31	3,500,000	3,429,335
Series 2008: 5.000% 08/01/34	2,500,000	2,380,950
5.000% 04/01/38	6,000,000	5,580,840
5.125% 04/01/33	3,500,000	3,421,005
Series 2009: 5.000% 10/01/29	4,000,000	3,995,080
5.500% 11/01/39	4,965,000	4,971,653
6.000% 04/01/35	4,000,000	4,202,800
6.000% 04/01/38	10,000,000	10,454,200
Series 2010: 5.500% 03/01/40	4,800,000	4,802,928
6.000% 03/01/33	4,000,000	4,273,800
PR Commonwealth of Puerto Rico
Series 2004 A, 5.250% 07/01/22	2,000,000	1,997,340
State General Obligations Total		57,448,801
Tax-Backed Total		165,565,391
Transportation – 6.8%
Airports – 3.2%
CA County of Orange
Series 2009 A, 5.250% 07/01/39	2,500,000	2,499,800
CA County of Sacramento
Series 2008 B, AMT, Insured: AGMC 5.250% 07/01/39	1,000,000	908,610
CA Los Angeles Department of Airports
Series 2009 A, 5.000% 05/15/34	1,000,000	982,520
Series 2010 B, 5.000% 05/15/35	2,215,000	2,102,146
CA San Diego County Regional Airport Authority
Series 2005, AMT, Insured: AMBAC 5.250% 07/01/20	750,000	787,815
Series 2010 A, 5.000% 07/01/34	1,650,000	1,514,238

	Par ($)	Value ($)
CA San Francisco City & County Airports Commission
Series 2008 34E, AMT, Insured: AGMC 5.750% 05/01/25	1,500,000	1,564,905
Airports Total		10,360,034
Ports – 1.4%
CA San Francisco Port Commission
Series 2010 A, 5.125% 03/01/40	5,000,000	4,675,300
Ports Total		4,675,300
Toll Facilities – 2.2%
CA Bay Area Toll Authority
Series 2008 F-1, 5.125% 04/01/47	2,500,000	2,397,075
CA Foothill-Eastern Transportation Corridor Agency
Series 1995 A, Insured: NPFGC 5.000% 01/01/35	2,000,000	1,495,920
Series 1999, 5.750% 01/15/40	4,000,000	3,242,400
Toll Facilities Total		7,135,395
Transportation Total		22,170,729
Utilities – 12.2%
Investor Owned – 1.4%
CA Chula Vista Industrial Development Authority
San Diego Gas & Electric Co.: Series 2004 D, 5.875% 01/01/34	1,000,000	1,041,380
Series 2005 D, AMT, 5.000% 12/01/27	3,500,000	3,468,710
Investor Owned Total		4,510,090
Joint Power Authority – 1.2%
CA Infrastructure & Economic Development Bank
California Independent System Operator Corp., Series 2009 A, 6.250% 02/01/39	2,000,000	2,068,540
CA M-S-R Public Power Agency
Series 2011 O, 5.000% 07/01/17	1,725,000	1,903,175
Joint Power Authority Total		3,971,715
Municipal Electric – 4.3%
CA Department of Water Resources
Series 2010 L, 5.000% 05/01/14	3,340,000	3,705,196

See Accompanying Notes to Financial Statements.

7

Columbia California Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Imperial Irrigation District
Series 2011 A, 6.250% 11/01/31	1,000,000	1,088,130
CA Los Angeles Department of Water & Power
Series 2008 A-1, 5.250% 07/01/38	1,750,000	1,775,970
CA Modesto Irrigation District
Certificates of Participation, Series 2004 B, 5.500% 07/01/35	2,000,000	1,932,420
CA Sacramento Municipal Utility District
Series 1997 K, Insured: AMBAC 5.250% 07/01/24	2,220,000	2,386,522
Series 2001 N, Insured: NPFGC 5.000% 08/15/28	2,000,000	2,000,060
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2008 WW, 5.000% 07/01/28	1,500,000	1,390,485
Municipal Electric Total		14,278,783
Water & Sewer – 5.3%
CA Big Bear Lake
Series 1996, Insured: NPFGC 6.000% 04/01/15	1,350,000	1,453,585
CA Chino Basin Regional Financing Authority
Inland Empire Utilities Agency, Series 2008 A, Insured: AMBAC 5.000% 11/01/38	2,000,000	1,888,780
CA Lodi
Series 2007 A, Insured: AGMC 5.000% 10/01/37	1,250,000	1,191,838
CA Los Angeles Department of Water & Power
Series 2001 A, 5.125% 07/01/41	3,000,000	2,999,760
CA Manteca Financing Authority
Series 2003 B, Insured: NPFGC 5.000% 12/01/33	475,000	463,695
CA Pico Rivera Water Authority
Series 1999 A, Insured: NPFGC 5.500% 05/01/29	2,000,000	2,003,220
CA San Diego Public Facilities Financing Authority
Series 2009 B, 5.375% 08/01/34	2,000,000	2,048,700
Series 2009, 5.250% 05/15/39	3,000,000	2,978,130

	Par ($)	Value ($)
CA Santa Clara Valley Water District
Series 2006, Insured: AGMC 4.250% 06/01/30	2,500,000	2,291,475
Water & Sewer Total		17,319,183
Utilities Total		40,079,771
Total Municipal Bonds (cost of $317,094,312)		313,697,798
Municipal Preferred Stock – 0.5%
	Shares
Housing – 0.5%
Multi-Family – 0.5%
Munimae Tax-Exempt Bond Subsidiary LLC
Series 2004 A-2, AMT, 4.900% 06/30/49 (f)	2,000,000	1,640,020
Multi-Family Total		1,640,020
Housing Total		1,640,020
Total Municipal Preferred Stock (cost of $2,000,000)		1,640,020
Common Stock – 0.0%
Industrials – 0.0%
Airlines – 0.0%
United Continental Holdings, Inc. (g)	374	8,535
Airlines Total		8,535
Industrials Total		8,535
Total Common Stock (cost of $7,783)		8,535
Investment Companies – 1.9%
BofA California Tax-Exempt Reserves, Capital Class (7 day yield of 0.160%)	3,575,845	3,575,845
Dreyfus General California Municipal Money Market Fund (7 day yield of 0.000%)	2,711,899	2,711,899
Total Investment Companies (cost of $6,287,744)		6,287,744
Total Investments – 97.8% (cost of $325,389,839) (h)		321,634,097
Other Assets & Liabilities, Net – 2.2%		7,273,049
Net Assets – 100.0%		328,907,146

See Accompanying Notes to Financial Statements.

8

Columbia California Tax-Exempt Fund

April 30, 2011 (Unaudited)

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2011.

(c)  Parenthetical date represents the next interest rate reset date for the security.

(d)  Zero coupon bond.

(e)  Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(f)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of this security, which is illiquid, represents 0.5% of net assets.

Security	Acquisition Date	Shares	Cost	Value
Munimae Tax-Exempt Bond Subsidiary LLC; Series 2004 A-2, AMT, 4.900% 06/30/49	10/15/04	2,000,000	$2,000,000	$1,640,020

(g)  Non-income producing.

(h)  Cost for federal income tax purposes is $325,369,197.

  Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

  The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

  Fair value inputs are summarized in the three broad levels listed below:

• Level 1—Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2—Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3—Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

  Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

  Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$313,697,798	$—	$313,697,798
Total Municipal Preferred Stock	—	1,640,020	—	1,640,020
Total Common Stock	8,535	—	—	8,535
Total Investment Companies	6,287,744	—	—	6,287,744
Total Investments	$6,296,279	$315,337,818	$—	$321,634,097

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its correlation to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

At April 30, 2011, the composition of the Fund by revenue source is as follows:

Holding by Revenue Source	% of Net Assets
Tax-Backed	50.3
Utilities	12.2
Health Care	11.5
Transportation	6.8
Education	5.5
Refunded/Escrowed	5.2
Housing	1.6
Industrials	1.3
Other	0.9
Resource Recovery	0.6
95.9
Investment Companies	1.9
Other Assets & Liabilities, Net	2.2
100.0

Acronym	Name
AGC	Assured Guaranty Corp.

AGMC	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GTY AGMT	Guaranty Agreement

IFRN	Inverse Floating Rate Note

NPFGC	National Public Finance Guarantee Corp.

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Columbia California Tax-Exempt Fund

April 30, 2011 (Unaudited)

		($)
Assets	Investments, at identified cost	325,389,839
	Investments, at value	321,634,097
	Cash	588
	Receivable for:
	Investments sold	3,981,090
	Fund shares sold	278,528
	Interest	4,594,396
	Expense reimbursement due from Investment Manager	101,327
	Trustees' deferred compensation plan	50,407
	Total Assets	330,640,433
Liabilities	Payable for:
	Fund shares repurchased	570,072
	Distributions	725,113
	Investment advisory fee	108,316
	Administration fee	18,503
	Pricing and bookkeeping fees	13,012
	Transfer agent fee	18,879
	Trustees' fees	20,439
	Custody fee	2,854
	Distribution and service fees	61,434
	Merger costs	83,523
	Chief compliance officer expenses	65
	Trustees' deferred compensation plan	50,407
	Other liabilities	60,670
	Total Liabilities	1,733,287
	Net Assets	328,907,146
Net Assets Consist of	Paid-in capital	332,436,767
	Undistributed net investment income	262,239
	Accumulated net realized loss	(36,118)
	Net unrealized depreciation on investments	(3,755,742)
	Net Assets	328,907,146

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities (continued) – Columbia California Tax-Exempt Fund

April 30, 2011 (Unaudited)

Class A	Net assets	$225,886,254
	Shares outstanding	32,348,297
	Net asset value per share	$6.98	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($6.98/0.9525)	$7.33	(b)
Class B	Net assets	$1,257,731
	Shares outstanding	180,116
	Net asset value and offering price per share	$6.98	(a)
Class C	Net assets	$27,920,562
	Shares outstanding	3,998,473
	Net asset value and offering price per share	$6.98	(a)
Class Z	Net assets	$73,842,599
	Shares outstanding	10,574,745
	Net asset value, offering and redemption price per share	$6.98

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

11

Statement of Operations – Columbia California Tax-Exempt Fund

For the Six Months Ended April 30, 2011 (Unaudited)

		($)
Investment Income	Interest	9,165,311
	Dividends	2,656
	Total Investment Income	9,167,967
Expenses	Investment advisory fee	801,274
	Administration fee	37,966
	Distribution fee:
	Class B	5,534
	Class C	106,780
	Service fee:
	Class A	280,200
	Class B	1,781
	Class C	34,497
	Transfer agent fee	161,029
	Pricing and bookkeeping fees	57,552
	Trustees' fees	15,430
	Custody fee	8,816
	Chief compliance officer expenses	555
	Merger costs	98,628
	Other expenses	94,901
	Total Expenses	1,704,943
	Fees waived or expenses reimbursed by Investment Manager	(178,574)
	Fees waived by distributor—Class C	(42,661)
	Expense reductions	(11)
	Net Expenses	1,483,697
	Net Investment Income	7,684,270
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized gain on investments	286,102
	Net change in unrealized appreciation (depreciation) on investments	(27,198,785)
	Net Loss	(26,912,683)
	Net Decrease Resulting from Operations	(19,228,413)

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets – Columbia California Tax-Exempt Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2011 ($)	Year Ended October 31, 2010 ($)
Operations	Net investment income	7,684,270	16,772,916
	Net realized gain on investments	286,102	6,876,102
	Net change in unrealized appreciation (depreciation) on investments	(27,198,785)	12,436,214
	Net increase (decrease) resulting from operations	(19,228,413)	36,085,232
Distributions to Shareholders	From net investment income:
	Class A	(5,166,279)	(11,166,443)
	Class B	(27,248)	(126,799)
	Class C	(572,239)	(1,142,842)
	Class Z	(1,904,731)	(4,333,792)
	From net realized gains:
	Class A	(4,568,049)	(826,388)
	Class B	(32,807)	(15,401)
	Class C	(571,585)	(91,505)
	Class Z	(1,657,571)	(316,727)
	Total distributions to shareholders	(14,500,509)	(18,019,897)
	Net Capital Stock Transactions	(25,632,719)	(36,941,425)
	Total decrease in net assets	(59,361,641)	(18,876,090)
Net Assets	Beginning of period	388,268,787	407,144,877
	End of period	328,907,146	388,268,787
	Undistributed net investment income at end of period	262,239	248,466

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets (continued) – Columbia California Tax-Exempt Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	914,203	6,595,188	1,392,238	10,378,058
Distributions reinvested	807,663	5,660,138	1,040,628	7,728,471
Redemptions	(3,331,402)	(23,418,209)	(4,865,004)	(36,310,861)
Net decrease	(1,609,536)	(11,162,883)	(2,432,138)	(18,204,332)
Class B
Subscriptions	3,560	26,220	22,274	163,983
Distributions reinvested	4,737	33,220	11,349	84,002
Redemptions	(102,279)	(723,894)	(496,255)	(3,678,684)
Net decrease	(93,982)	(664,454)	(462,632)	(3,430,699)
Class C
Subscriptions	442,922	3,141,562	920,606	6,878,960
Distributions reinvested	46,182	323,860	67,717	501,874
Redemptions	(687,755)	(4,822,517)	(754,660)	(5,611,874)
Net increase (decrease)	(198,651)	(1,357,095)	233,663	1,768,960
Class Z
Subscriptions	700,488	4,980,277	1,776,504	13,286,453
Distributions reinvested	70,715	496,332	43,356	320,208
Redemptions	(2,565,508)	(17,924,896)	(4,144,983)	(30,682,015)
Net decrease	(1,794,305)	(12,448,287)	(2,325,123)	(17,075,354)

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.64		$7.30	$6.71	$7.55	$7.74	$7.59
Income from Investment Operations:
Net investment income (a)	0.16		0.32	0.31	0.30	0.30	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	(0.53)		0.36	0.59	(0.79)	(0.16)	0.18
Total from investment operations	(0.37)		0.68	0.90	(0.49)	0.14	0.49
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.32)	(0.30)	(0.31)	(0.30)	(0.31)
From net realized gains	(0.14)		(0.02)	(0.01)	(0.04)	(0.03)	(0.03)
Total distributions to shareholders	(0.29)		(0.34)	(0.31)	(0.35)	(0.33)	(0.34)
Increase from regulatory settlements	—		—	— (b)	—	—	—
Net Asset Value, End of Period	$6.98		$7.64	$7.30	$6.71	$7.55	$7.74
Total return (c)(d)	(4.79	)%(e)	9.52%	13.76%	(6.80)%	1.86%	6.61%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.85	%(g)(h)	0.84%	0.84%	0.84%	0.83%	0.83%
Waiver/Reimbursement	0.10	%(g)	0.03%	0.02%	0.01%	0.03%	0.02%
Net investment income (f)	4.51	%(g)(h)	4.25%	4.38%	4.14%	3.99%	4.04%
Portfolio turnover rate	15	%(e)	12%	14%	12%	12%	10%
Net assets, end of period (000s)	$225,886		$259,552	$265,594	$263,220	$281,254	$292,740

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.64		$7.30	$6.71	$7.55	$7.74	$7.59
Income from Investment Operations:
Net investment income (a)	0.13		0.26	0.26	0.25	0.25	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	(0.52)		0.36	0.59	(0.80)	(0.17)	0.18
Total from investment operations	(0.39)		0.62	0.85	(0.55)	0.08	0.43
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.26)	(0.25)	(0.25)	(0.24)	(0.25)
From net realized gains	(0.14)		(0.02)	(0.01)	(0.04)	(0.03)	(0.03)
Total distributions to shareholders	(0.27)		(0.28)	(0.26)	(0.29)	(0.27)	(0.28)
Increase from regulatory settlements	—		—	— (b)	—	—	—
Net Asset Value, End of Period	$6.98		$7.64	$7.30	$6.71	$7.55	$7.74
Total return (c)(d)	(5.14	)%(e)	8.71%	12.92%	(7.49)%	1.10%	5.82%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.60	%(g)(h)	1.59%	1.59%	1.59%	1.58%	1.58%
Waiver/Reimbursement	0.10	%(g)	0.03%	0.02%	0.01%	0.03%	0.02%
Net investment income (f)	3.74	%(g)(h)	3.52%	3.65%	3.38%	3.25%	3.29%
Portfolio turnover rate	15	%(e)	12%	14%	12%	12%	10%
Net assets, end of period (000s)	$1,258		$2,095	$5,377	$9,740	$16,123	$24,004

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.64		$7.30	$6.71	$7.55	$7.74	$7.59
Income from Investment Operations:
Net investment income (a)	0.14		0.28	0.28	0.27	0.27	0.27
Net realized and unrealized gain (loss) on investments and futures contracts	(0.52)		0.37	0.59	(0.80)	(0.16)	0.18
Total from investment operations	(0.38)		0.65	0.87	(0.53)	0.11	0.45
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.29)	(0.27)	(0.27)	(0.27)	(0.27)
From net realized gains	(0.14)		(0.02)	(0.01)	(0.04)	(0.03)	(0.03)
Total distributions to shareholders	(0.28)		(0.31)	(0.28)	(0.31)	(0.30)	(0.30)
Increase from regulatory settlements	—		—	— (b)	—	—	—
Net Asset Value, End of Period	$6.98		$7.64	$7.30	$6.71	$7.55	$7.74
Total return (c)(d)	(5.00	)%(e)	9.03%	13.25%	(7.22)%	1.40%	6.13%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.30	%(g)(h)	1.29%	1.29%	1.29%	1.28%	1.28%
Waiver/Reimbursement	0.40	%(g)	0.33%	0.32%	0.31%	0.33%	0.32%
Net investment income (f)	4.05	%(g)(h)	3.79%	3.91%	3.69%	3.54%	3.59%
Portfolio turnover rate	15	%(e)	12%	14%	12%	12%	10%
Net assets, end of period (000s)	$27,921		$32,080	$28,928	$21,899	$16,765	$16,224

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.64		$7.30	$6.71	$7.55	$7.74	$7.59
Income from Investment Operations:
Net investment income (a)	0.16		0.33	0.32	0.32	0.32	0.32
Net realized and unrealized gain (loss) on investments and futures contracts	(0.52)		0.37	0.60	(0.80)	(0.16)	0.19
Total from investment operations	(0.36)		0.70	0.92	(0.48)	0.16	0.51
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.34)	(0.32)	(0.32)	(0.32)	(0.33)
From net realized gains	(0.14)		(0.02)	(0.01)	(0.04)	(0.03)	(0.03)
Total distributions to shareholders	(0.30)		(0.36)	(0.33)	(0.36)	(0.35)	(0.36)
Increase from regulatory settlements	—		—	— (b)	—	—	—
Net Asset Value, End of Period	$6.98		$7.64	$7.30	$6.71	$7.55	$7.74
Total return (c)(d)	(4.67	)%(e)	9.78%	14.03%	(6.57)%	2.09%	6.85%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.61	%(g)(h)	0.60%	0.60%	0.60%	0.60%	0.60%
Waiver/Reimbursement	0.10	%(g)	0.03%	0.02%	0.01%	0.03%	0.02%
Net investment income (f)	4.74	%(g)(h)	4.49%	4.61%	4.38%	4.23%	4.26%
Portfolio turnover rate	15	%(e)	12%	14%	12%	12%	10%
Net assets, end of period (000s)	$73,843		$94,541	$107,246	$107,591	$122,941	$123,803

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – Columbia California Tax-Exempt Fund

April 30, 2011 (Unaudited)

Note 1. Organization

Columbia California Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's shareholders approved a change in the classification of the Fund from a diversified fund to a non-diversified fund at a meeting held on February 15, 2011.

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and California individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fund Shares

The Trust has unlimited authorized shares of beneficial interest. The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase.

Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently

19

Columbia California Tax-Exempt Fund, April 30, 2011 (Unaudited)

applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

20

Columbia California Tax-Exempt Fund, April 30, 2011 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2010 was as follows:

Tax-Exempt Income	$16,683,892
Ordinary Income*	85,984
Long-Term Capital Gains	1,250,021

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$10,994,760
Unrealized depreciation	(14,729,860)
Net unrealized depreciation	$(3,735,100)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective March 1, 2011, the annual management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase.

Prior to March 1, 2011, the annual management fee was equal to a percentage of the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund (collectively, combined daily net assets) at a rate that declined from 0.50% to 0.40% as the combined daily net assets increased.

The annualized effective management fee rate for the six month period ended April 30, 2011, was 0.47% of the Fund's average daily net assets.

Administration Fee

The Investment Manager also serves as the Fund Administrator and provides administration and other services to the Fund. Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee rates became effective on March 1, 2011.

Prior to March 1, 2011, the Investment Manager did not receive any compensation from the Fund for its administration services. The annualized effective administration fee rate for the six month period ended April 30, 2011, was 0.07% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee

Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent

21

Columbia California Tax-Exempt Fund, April 30, 2011 (Unaudited)

has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six month period ended April 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.10% of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended April 30, 2011, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an indirect wholly owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor which is equal to 0.10% annually of the net assets attributable to shares of the Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in an annual rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates. For the six month period ended April 30, 2011, the Fund's annualized effective service fee rate was 0.24% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares.

The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSC's, received by the Distributor for distributing Fund shares were $6,800 for Class A and $1,052 for Class C shares for the six month period ended April 30, 2011.

Fee Waivers and Expense Reimbursements

Effective March 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through February 29, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54%, 1.54% and 0.55% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class Z shares, respectively. The following expenses are excluded from the Fund's ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties. Merger costs are

22

Columbia California Tax-Exempt Fund, April 30, 2011 (Unaudited)

treated as extraordinary expenses and therefore not subject to the Fund's expense limits.

Prior to March 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, did not exceed the annual rate of 0.60% of the Fund's average daily net assets.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended April 30, 2011, these custody credits reduced total expenses by $11 for the Fund.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $51,710,040 and $84,207,381, respectively, for the six month period ended April 30, 2011.

Note 7. Shareholder Concentration

As of April 30, 2011, two shareholder accounts owned 41.2% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participated in a $225,000,000 committed, unsecured revolving line of credit provided by State Street. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280,000,000. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the Fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2011, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Non-Diversified Risk

The Fund is a non-diversified fund, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the

23

Columbia California Tax-Exempt Fund, April 30, 2011 (Unaudited)

value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at April 30, 2011, invested in debt obligations issued by California and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective May 16, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $400 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective July 1, 2011, the Fund pays a monthly service fee to the Distributor equal to 0.25% annually on the average net assets attributable to all Class A, Class B and Class C shares.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011 plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit.

24

Columbia California Tax-Exempt Fund, April 30, 2011 (Unaudited)

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

25

Shareholder Meeting Results

At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Fund considered a proposal to reclassify the Fund from a "diversified" fund to a "non-diversified" fund, as such terms are defined in the Investment Company Act of 1940. The proposal was approved as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
185,073,051	10,414,653	10,713,357	0

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia California Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia California Tax-Exempt Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1010 C (06/11)

Columbia Connecticut Tax-Exempt Fund

Semiannual Report for the Period Ended April 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	17

Shareholder Meeting Results	24

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Connecticut Tax-Exempt Fund

Average annual total return as of 04/30/11 (%)

Share class	A	B		C		Z
Inception	11/01/91	06/08/92		08/01/97		09/27/10
Sales charge	without	with	without	with	without	with	without
6-month
(cumulative)	–2.71	–7.34	–3.07	–7.80	–2.93	–3.87	–2.58
1-year	1.44	–3.38	0.69	–4.16	0.99	0.02	n/a
5-year	3.71	2.70	2.94	2.59	3.24	3.24	n/a
10-year/Life	4.21	3.71	3.44	3.44	3.75	3.75	–3.35

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution or service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class. Please see the fund's prospectus for details.

Class Z shares were initially offered by the fund on September 27, 2010.

The table does not reflect the deduction of taxes a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/11

–2.71%

Class A shares (without sales charge)

–1.68%

Barclays Capital Municipal Bond Index[1]

Net asset value per share

as of 04/30/11 ($)
Class A	7.47
Class B	7.47
Class C	7.47
Class Z	7.47

Distributions declared per share

11/01/10 – 04/30/11 ($)
Class A	0.20
Class B	0.18
Class C	0.19
Class Z	0.21

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions include $0.06 per share of taxable realized gains.

1

Understanding Your Expenses – Columbia Connecticut Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/10 – 04/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	972.90	1,020.68	4.06	4.16	0.83
Class B	1,000.00	1,000.00	969.30	1,016.96	7.71	7.90	1.58
Class C	1,000.00	1,000.00	970.70	1,018.45	6.25	6.41	1.28
Class Z	1,000.00	1,000.00	974.20	1,021.87	2.89	2.96	0.59

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia Connecticut Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds – 97.0%
	Par ($)	Value ($)
Education – 18.8%
Education – 12.5%
CT Health & Educational Facilities Authority
Connecticut College, Series 2002 E, Insured: NPFGC 5.250% 07/01/22	400,000	411,212
Fairfield University: Series 2008 N, 4.750% 07/01/27	1,000,000	997,700
Series 2010 O, 5.000% 07/01/40	1,000,000	938,720
Quinnipiac University, Series 2007 I, Insured: NPFGC 4.375% 07/01/28	1,015,000	952,425
Trinity College: Series 1998 F, Insured: NPFGC 5.500% 07/01/21	2,000,000	2,292,800
Series 2007 J, Insured: NPFGC: 4.250% 07/01/31	1,000,000	897,110
4.500% 07/01/37	1,500,000	1,306,200
Yale University: Series 2001 V-1, 0.200% 07/01/36 (05/02/11) (a)(b)	500,000	500,000
Series 2003 X-1, 5.000% 07/01/42	2,000,000	2,014,580
Education Total		10,310,747
Prep School – 6.3%
CT Health & Educational Facilities Authority
Brunswick School, Series 2003 B, Insured: NPFGC 5.000% 07/01/33	670,000	653,297
Loomis Chaffee School, Series 2005 F, Insured: AMBAC: 5.250% 07/01/25	2,035,000	2,321,080
5.250% 07/01/26	1,045,000	1,188,604
Miss Porter's School, Series 2006 B, Insured: AMBAC 5.000% 07/01/36	1,075,000	1,018,939
Prep School Total		5,181,920
Education Total		15,492,667

	Par ($)	Value ($)
Health Care – 10.5%
Continuing Care Retirement – 0.3%
CT Hamden
Whitney Center, Inc., Series 2009 A, 7.625% 01/01/30	225,000	229,748
Continuing Care Retirement Total		229,748
Hospitals – 6.9%
CT Health & Educational Facilities Authority
Danbury Hospital, Series 2006 H, Insured: AMBAC 4.500% 07/01/33	2,000,000	1,489,860
Middlesex Hospital, Series 2006 L, Insured: AGMC 4.250% 07/01/36	1,000,000	813,330
Series 2010, 5.000% 11/15/40	2,500,000	2,392,200
Yale-New Haven Hospital, Series 2010 M, 5.500% 07/01/40	1,000,000	981,390
Hospitals Total		5,676,780
Intermediate Care Facilities – 0.3%
CT Health & Educational Facilities Authority
Village for Families & Children, Inc., Series 2002 A, Insured: AMBAC 5.000% 07/01/23	255,000	244,101
Intermediate Care Facilities Total		244,101
Nursing Homes – 3.0%
CT Development Authority Health Facility
Alzheimer's Resources Center, Inc., Series 2007: 5.400% 08/15/21	500,000	458,005
5.500% 08/15/27	2,375,000	2,015,282
Nursing Homes Total		2,473,287
Health Care Total		8,623,916
Housing – 4.6%
Multi-Family – 2.2%
CT Bridgeport Housing Authority
Series 2009, 5.600% 06/01/30	1,000,000	1,017,470

See Accompanying Notes to Financial Statements.

3

Columbia Connecticut Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CT Greenwich Housing Authority
Greenwich Close Apartments, Series 1997 A, 6.350% 09/01/27	750,000	761,655
Multi-Family Total		1,779,125
Single-Family – 2.4%
CT Housing Finance Authority
Series 2003 C-1, 4.850% 11/15/23	1,000,000	1,025,700
Series 2006, AMT, 4.875% 11/15/36	1,040,000	958,974
Single-Family Total		1,984,674
Housing Total		3,763,799
Other – 3.5%
Pool/Bond Bank – 1.3%
CT State
Series 2009 A, 5.000% 06/01/26	1,000,000	1,091,590
Pool/Bond Bank Total		1,091,590
Refunded/Escrowed (c) – 2.2%
CT New Haven
Series 2002 C, Escrowed to Maturity, Insured: NPFGC 5.000% 11/01/20	10,000	10,721
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E, Escrowed to Maturity, Insured: AMBAC: 5.500% 08/01/27	450,000	533,052
5.500% 08/01/27	1,050,000	1,243,788
Refunded/Escrowed Total		1,787,561
Other Total		2,879,151
Resource Recovery – 4.0%
Disposal – 2.2%
CT New Haven Solid Waste Authority
Series 2008, 5.375% 06/01/28	1,750,000	1,825,792
Disposal Total		1,825,792

	Par ($)	Value ($)
Resource Recovery – 1.8%
CT Resource Recovery Authority
American Re-Fuel Co., Series 2001 AII, AMT, GTY AGMT: Covanta Arc LLC 5.500% 11/15/15	1,500,000	1,492,170
Resource Recovery Total		1,492,170
Resource Recovery Total		3,317,962
Tax-Backed – 45.6%
Local General Obligations – 20.3%
CT Bloomfield
Series 2010 A, 5.000% 10/15/24	1,250,000	1,385,650
CT Bridgeport
Series 2004 C, Insured: NPFGC 5.500% 08/15/19	1,500,000	1,690,560
CT Cheshire
Series 2001 B, 5.000% 08/01/14	1,720,000	1,940,401
CT East Hartford
Series 2003, Insured: NPFGC 5.250% 05/01/15	1,000,000	1,133,330
CT Granby
Series 2006, 5.000% 02/15/26	540,000	641,855
CT New Britain
Series 1993 A, Insured: NPFGC 6.000% 10/01/12	1,000,000	1,045,030
Series 2006, Insured: AMBAC 5.000% 04/15/21	1,160,000	1,316,751
CT New Haven
Series 2002 B, Insured: NPFGC 5.000% 11/01/16	1,000,000	1,067,520
CT North Haven
Series 2007, 4.750% 07/15/26	1,150,000	1,289,437
CT Ridgefield
Series 2009, 5.000% 09/15/21	1,000,000	1,193,140
CT Stamford
Series 2003 B, 5.250% 08/15/16	1,000,000	1,187,520
Series 2010 B, 5.000% 07/01/22	1,000,000	1,184,970

See Accompanying Notes to Financial Statements.

4

Columbia Connecticut Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CT Suffield
Series 2005, 5.000% 06/15/20	1,400,000	1,648,500
Local General Obligations Total		16,724,664
Special Non-Property Tax – 13.0%
CT Special Tax Obligation
Transportation Infrastructure, Series 2004 B, Insured: AMBAC 5.250% 07/01/18	2,000,000	2,353,400
GU Territory of Guam
Series 2009 A, 5.750% 12/01/34	2,150,000	2,077,244
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2003, 5.300% 07/01/35 (07/01/11) (a)(b)	3,000,000	2,687,910
Series 2005 L, Insured: AMBAC 5.250% 07/01/38	1,000,000	880,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 A, Insured: AMBAC (d) 07/01/35	2,000,000	340,040
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
Series 2009 B, 5.750% 08/01/37	1,500,000	1,470,000
Series 2010 C, 5.250% 08/01/41	1,000,000	899,640
Special Non-Property Tax Total		10,708,234
Special Property Tax – 0.9%
CT Harbor Point Infrastructure Improvement District
Series 2010 A, 7.875% 04/01/39	750,000	783,990
Special Property Tax Total		783,990
State Appropriated – 6.9%
CT State
Certificates of Participation, Juvenile Training School, Series 2001, 4.750% 12/15/25	2,500,000	2,518,950
CT University of Connecticut
Series 2009 A, 5.000% 02/15/28	500,000	529,735
Series 2010 A: 5.000% 02/15/27	1,500,000	1,610,205
5.000% 02/15/29	1,000,000	1,058,260
State Appropriated Total		5,717,150

	Par ($)	Value ($)
State General Obligations – 4.5%
CT Housing Finance Authority
Series 2009, 5.000% 06/15/28	750,000	779,393
CT State
Series 2001 C, Insured: AGMC 5.500% 12/15/15	1,500,000	1,766,370
Series 2004 B, Insured: NPFGC 5.000% 06/01/14	1,070,000	1,196,313
State General Obligations Total		3,742,076
Tax-Backed Total		37,676,114
Transportation – 0.6%
Transportation – 0.6%
CT New Haven Air Rights Parking Facility
Series 2002, Insured: AMBAC 5.375% 12/01/15	500,000	530,695
Transportation Total		530,695
Transportation Total		530,695
Utilities – 9.4%
Municipal Electric – 3.7%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 KK, Insured: NPFGC 5.500% 07/01/15	500,000	552,480
Series 2003 NN, Insured: NPFGC 5.250% 07/01/19	1,500,000	1,604,160
Series 2010 XX, 5.250% 07/01/40	1,000,000	874,910
Municipal Electric Total		3,031,550
Water & Sewer – 5.7%
CT Greater New Haven Water Pollution Control Authority
Series 2008, Insured: AGMC 4.750% 11/15/28	600,000	601,116
CT South Central Regional Water Authority
Series 2005, Insured: NPFGC 5.000% 08/01/30	1,870,000	1,899,920

See Accompanying Notes to Financial Statements.

5

Columbia Connecticut Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2007 A, Insured: NPFGC: 5.250% 08/01/23	1,000,000	1,126,100
5.250% 08/01/24	1,000,000	1,116,530
Water & Sewer Total		4,743,666
Utilities Total		7,775,216
Total Municipal Bonds (cost of $80,292,561)		80,059,520
Investment Companies – 1.9%
	Shares
BofA Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.200%)	772,156	772,156
Dreyfus Connecticut Municipal Money Market Fund (7 day yield of 0.000%)	803,158	803,158
Total Investment Companies (cost of $1,575,314)		1,575,314
Total Investments – 98.9% (cost of $81,867,875) (e)		81,634,834
Other Assets & Liabilities, Net – 1.1%		926,912
Net Assets – 100.0%		82,561,746

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2011.

(b)  Parenthetical date represents the next interest rate reset date for the security.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Zero coupon bond.

(e)  Cost for federal income tax purposes is $81,830,646.

  Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

  The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

  Fair value inputs are summarized in the three broad levels listed below:

• Level 1—Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2—Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3—Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

  Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

  Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$80,059,520	$—	$80,059,520
Total Investment Companies	1,575,314	—	—	1,575,314
Total Investments	$1,575,314	$80,059,520	$—	$81,634,834

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its correlation to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

See Accompanying Notes to Financial Statements.

6

Columbia Connecticut Tax-Exempt Fund

April 30, 2011 (Unaudited)

At April 30, 2011, the composition of the Fund by revenue source is as follows:

Holding by Revenue Source	% of Net Assets
Tax-Backed	45.6
Education	18.8
Health Care	10.5
Utilities	9.4
Housing	4.6
Resource Recovery	4.0
Refunded/Escrowed	2.2
Pool/Bond Bank	1.3
Transportation	0.6
97.0
Investment Companies	1.9
Other Assets & Liabilities, Net	1.1
100.0

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

GTY AGMT	Guaranty Agreement

NPFGC	National Public Finance Guarantee Corp.

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – Columbia Connecticut Tax-Exempt Fund

April 30, 2011 (Unaudited)

		($)
Assets	Investments, at identified cost	81,867,875
	Investments, at value	81,634,834
	Cash	412
	Receivable for:
	Fund shares sold	92,385
	Interest	1,285,809
	Expense reimbursement due from Investment Manager	27,799
	Trustees' deferred compensation plan	31,754
	Total Assets	83,072,993
Liabilities	Payable for:
	Fund shares repurchased	278,743
	Distributions	103,329
	Investment advisory fee	27,123
	Administration fee	4,717
	Pricing and bookkeeping fees	6,147
	Transfer agent fee	9,524
	Trustees' fees	828
	Audit fee	21,720
	Custody fee	1,451
	Distribution and service fees	21,514
	Chief compliance officer expenses	35
	Trustees' deferred compensation plan	31,754
	Other liabilities	4,362
	Total Liabilities	511,247
	Net Assets	82,561,746
Net Assets Consist of	Paid-in capital	82,209,631
	Undistributed net investment income	271,383
	Accumulated net realized gain	313,773
	Net unrealized depreciation on investments	(233,041)
	Net Assets	82,561,746

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities (continued) – Columbia Connecticut Tax-Exempt Fund

April 30, 2011 (Unaudited)

Class A	Net assets	$69,974,560
	Shares outstanding	9,373,061
	Net asset value per share	$7.47	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($7.47/0.9525)	$7.84	(b)
Class B	Net assets	$1,624,003
	Shares outstanding	217,539
	Net asset value and offering price per share	$7.47	(a)
Class C	Net assets	$10,960,816
	Shares outstanding	1,468,252
	Net asset value and offering price per share	$7.47	(a)
Class Z (c)	Net assets	$2,367
	Shares outstanding	317
	Net asset value, offering and redemption price per share	$7.47

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  Class Z shares commenced operations on September 27, 2010.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia Connecticut Tax-Exempt Fund

For the Six Months Ended April 30, 2011 (Unaudited)

		($)
Investment Income	Interest	2,004,450
	Dividends	356
	Total Investment Income	2,004,806
Expenses	Investment advisory fee	199,444
	Administration fee	9,682
	Distribution fee:
	Class B	7,801
	Class C	42,590
	Service fee:
	Class A	87,108
	Class B	2,514
	Class C	13,777
	Pricing and bookkeeping fees	30,690
	Transfer agent fee	32,890
	Trustees' fees	8,813
	Custody fee	4,864
	Chief compliance officer expenses	405
	Other expenses	66,657
	Total Expenses	507,235
	Fees waived or expenses reimbursed by Investment Manager	(104,816)
	Fees waived by distributor—Class C	(17,015)
	Expense reductions	(6)
	Net Expenses	385,398
	Net Investment Income	1,619,408
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized gain on investments	377,535
	Net change in unrealized appreciation (depreciation) on investments	(4,887,122)
	Net Loss	(4,509,587)
	Net Decrease Resulting from Operations	(2,890,179)

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia Connecticut Tax-Exempt Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2011 ($)	Year Ended October 31, 2010 ($)(a)(b)
Operations	Net investment income	1,619,408	3,308,362
	Net realized gain on investments	377,535	1,036,161
	Net change in unrealized appreciation (depreciation) on investments	(4,887,122)	3,026,239
	Net increase (decrease) resulting from operations	(2,890,179)	7,370,762
Distributions to Shareholders	From net investment income:
	Class A	(1,385,927)	(2,776,559)
	Class B	(32,167)	(132,812)
	Class C	(194,067)	(390,366)
	Class Z	(48)	(8)
	From net realized gains:
	Class A	(594,077)	—
	Class B	(19,492)	—
	Class C	(98,272)	—
	Class Z	(19)	—
	Total distributions to shareholders	(2,324,069)	(3,299,745)
	Net Capital Stock Transactions	(7,668,741)	(3,272,801)
	Total increase (decrease) in net assets	(12,882,989)	798,216
Net Assets	Beginning of period	95,444,735	94,646,519
	End of period	82,561,746	95,444,735
	Undistributed net investment income at end of period	271,383	264,184

(a)  Class Z shares commenced operations on September 27, 2010.

(b)  Class Z shares reflect activity for the period September 27, 2010 through October 31, 2010.

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Columbia Connecticut Tax-Exempt Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended April 30, 2011		Year Ended October 31, 2010 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	275,711	2,072,642	928,429	7,200,812
Distributions reinvested	164,917	1,226,564	217,692	1,688,970
Redemptions	(1,187,257)	(8,857,611)	(1,005,564)	(7,813,492)
Net increase (decrease)	(746,629)	(5,558,405)	140,557	1,076,290
Class B
Subscriptions	1,150	8,553	1,185	9,158
Distributions reinvested	3,569	26,580	9,815	75,849
Redemptions	(146,387)	(1,084,772)	(560,373)	(4,330,376)
Net decrease	(141,668)	(1,049,639)	(549,373)	(4,245,369)
Class C
Subscriptions	91,773	686,384	195,027	1,521,650
Distributions reinvested	22,332	166,084	25,057	194,364
Redemptions	(258,923)	(1,913,186)	(234,963)	(1,822,244)
Net decrease	(144,818)	(1,060,718)	(14,879)	(106,230)
Class Z
Subscriptions	1	5	313	2,500
Distributions reinvested	2	16	1	8
Net increase	3	21	314	2,508

(a)  Class Z shares commenced operations on September 27, 2010.

(b)  Class Z shares reflect activity for the period September 27, 2010 through October 31, 2010.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Connecticut Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.89		$7.56	$6.95	$7.71	$7.92	$7.91
Income from Investment Operations:
Net investment income (a)	0.14		0.28	0.27	0.28	0.28	0.29
Net realized and unrealized gain (loss) on investments and futures contracts	(0.36)		0.33	0.63	(0.68)	(0.12)	0.11
Total from investment operations	(0.22)		0.61	0.90	(0.40)	0.16	0.40
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.28)	(0.27)	(0.27)	(0.28)	(0.28)
From net realized gains	(0.06)		—	(0.02)	(0.09)	(0.09)	(0.11)
Total distributions to shareholders	(0.20)		(0.28)	(0.29)	(0.36)	(0.37)	(0.39)
Net Asset Value, End of Period	$7.47		$7.89	$7.56	$6.95	$7.71	$7.92
Total return (b)(c)	(2.71	)%(d)	8.14%	13.18%	(5.36)%	2.03%	5.25%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.83	%(f)	0.84%	0.84%	0.84%	0.84%	0.84%
Waiver/Reimbursement	0.24	%(f)	0.21%	0.17%	0.15%	0.13%	0.16%
Net investment income (e)	3.88	%(f)	3.57%	3.67%	3.73%	3.61%	3.67%
Portfolio turnover rate	4	%(d)	17%	7%	10%	14%	13%
Net assets, end of period (000s)	$69,975		$79,875	$75,465	$67,265	$84,351	$87,906

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Connecticut Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.89		$7.56	$6.95	$7.71	$7.92	$7.91
Income from Investment Operations:
Net investment income (a)	0.11		0.22	0.21	0.22	0.22	0.23
Net realized and unrealized gain (loss) on investments and futures contracts	(0.35)		0.33	0.63	(0.67)	(0.12)	0.11
Total from investment operations	(0.24)		0.55	0.84	(0.45)	0.10	0.34
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.22)	(0.21)	(0.22)	(0.22)	(0.22)
From net realized gains	(0.06)		—	(0.02)	(0.09)	(0.09)	(0.11)
Total distributions to shareholders	(0.18)		(0.22)	(0.23)	(0.31)	(0.31)	(0.33)
Net Asset Value, End of Period	$7.47		$7.89	$7.56	$6.95	$7.71	$7.92
Total return (b)(c)	(3.07	)%(d)	7.34%	12.34%	(6.07)%	1.27%	4.47%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.58	%(f)	1.59%	1.59%	1.59%	1.59%	1.59%
Waiver/Reimbursement	0.24	%(f)	0.21%	0.17%	0.15%	0.13%	0.16%
Net investment income (e)	3.11	%(f)	2.85%	2.94%	2.98%	2.86%	2.93%
Portfolio turnover rate	4	%(d)	17%	7%	10%	14%	13%
Net assets, end of period (000s)	$1,624		$2,835	$6,871	$10,860	$17,026	$25,085

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Connecticut Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.89		$7.56	$6.95	$7.71	$7.92	$7.91
Income from Investment Operations:
Net investment income (a)	0.13		0.24	0.24	0.25	0.24	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	(0.36)		0.33	0.63	(0.68)	(0.12)	0.12
Total from investment operations	(0.23)		0.57	0.87	(0.43)	0.12	0.37
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.24)	(0.24)	(0.24)	(0.24)	(0.25)
From net realized gains	(0.06)		—	(0.02)	(0.09)	(0.09)	(0.11)
Total distributions to shareholders	(0.19)		(0.24)	(0.26)	(0.33)	(0.33)	(0.36)
Net Asset Value, End of Period	$7.47		$7.89	$7.56	$6.95	$7.71	$7.92
Total return (b)(c)	(2.93	)%(d)	7.66%	12.67%	(5.79)%	1.57%	4.78%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.28	%(f)	1.29%	1.29%	1.29%	1.29%	1.29%
Waiver/Reimbursement	0.54	%(f)	0.51%	0.47%	0.45%	0.43%	0.46%
Net investment income (e)	3.43	%(f)	3.12%	3.22%	3.28%	3.16%	3.23%
Portfolio turnover rate	4	%(d)	17%	7%	10%	14%	13%
Net assets, end of period (000s)	$10,961		$12,732	$12,311	$11,565	$12,890	$13,792

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Connecticut Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended April 30, 2011	Period Ended October 31, 2010 (a)
Net Asset Value, Beginning of Period	$7.89	$7.98
Income from Investment Operations:
Net investment income (b)	0.15	0.03
Net realized and unrealized loss on investments	(0.36)	(0.09)
Total from investment operations	(0.21)	(0.06)
Less Distributions to Shareholders:
From net investment income	(0.15)	(0.03)
From net realized gains	(0.06)	—
Total distributions to shareholders	(0.21)	(0.03)
Net Asset Value, End of Period	$7.47	$7.89
Total return (c)(d)(e)	(2.58)%	(0.79)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	0.59%	0.60%
Waiver/Reimbursement (g)	0.24%	0.21%
Net investment income (f)(g)	4.05%	3.70%
Portfolio turnover rate (d)	4%	17%
Net assets, end of period (000s)	$2	$2

(a)  Class Z shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Columbia Connecticut Tax-Exempt Fund

April 30, 2011 (Unaudited)

Note 1. Organization

Columbia Connecticut Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's shareholders approved a change in the classification of the Fund from a diversified fund to a non-diversified fund at a meeting held on February 15, 2011.

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and Connecticut individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fund Shares

The Trust has unlimited authorized shares of beneficial interest. The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase.

Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

17

Columbia Connecticut Tax-Exempt Fund, April 30, 2011 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2010 was as follows:

Tax-Exempt Income	$3,299,745
Ordinary Income*	—
Long-Term Capital Gains	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$2,636,198
Unrealized depreciation	(2,832,010)
Net unrealized depreciation	$(195,812)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

18

Columbia Connecticut Tax-Exempt Fund, April 30, 2011 (Unaudited)

The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective March 1, 2011, the annual management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase.

Prior to March 1, 2011, the annual management fee was equal to a percentage of the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund (collectively, combined daily net assets) at a rate that declined from 0.50% to 0.40% as the combined daily net assets increased.

The annualized effective management fee rate for the six month period ended April 30, 2011, was 0.47% of the Fund's average daily net assets.

Administration Fee

The Investment Manager also serves as the Fund Administrator and provides administration and other services to the Fund. Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee rates became effective on March 1, 2011.

Prior to March 1, 2011, the Investment Manager did not receive any compensation from the Fund for its administration services. The annualized effective administration fee rate for the six month period ended April 30, 2011, was 0.07% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee

Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six month period ended April 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.08% of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the

19

Columbia Connecticut Tax-Exempt Fund, April 30, 2011 (Unaudited)

six month period ended April 30, 2011, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an indirect wholly owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor which is equal to 0.10% annually of the net assets attributable to shares of the Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in an annual rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates. For the six month period ended April 30, 2011, the Fund's annualized effective service fee rate was 0.24% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares.

The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSC's, received by the Distributor for distributing Fund shares were $3,330 for Class A, $1,769 for Class B and $481 for Class C shares for the six month period ended April 30, 2011.

Fee Waivers and Expense Reimbursements

Effective March 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through February 29, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54%, 1.54% and 0.55% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class Z shares, respectively. The following expenses are excluded from the Fund's ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties.

Prior to March 1, 2011, the Investment Manager voluntarily agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.84, 1.59%, 1.59% and 0.60% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class Z shares, respectively.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

20

Columbia Connecticut Tax-Exempt Fund, April 30, 2011 (Unaudited)

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended April 30, 2011, these custody credits reduced total expenses by $6 for the Fund.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $3,632,229 and $12,533,976, respectively, for the six month period ended April 30, 2011.

Note 7. Shareholder Concentration

As of April 30, 2011, one shareholder account owned 15.2% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participated in a $225,000,000 committed, unsecured revolving line of credit provided by State Street. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280,000,000. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the Fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2011, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Non-Diversified Risk

The Fund is a non-diversified fund, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at April 30, 2011, invested in debt obligations issued by each of Connecticut and Puerto Rico and their political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At April 30, 2011, Ambac Assurance Corp. and National Public Finance Guarantee Corp., which are rated R and BBB, respectively, by Standard & Poor's, insured 16.3% and 22.9% of the Fund's total net assets.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

21

Columbia Connecticut Tax-Exempt Fund, April 30, 2011 (Unaudited)

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective May 16, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $400 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective July 1, 2011, the Fund pays a monthly service fee to the Distributor equal to 0.25% annually on the average net assets attributable to all Class A, Class B and Class C shares.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (brand as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011 plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

22

Columbia Connecticut Tax-Exempt Fund, April 30, 2011 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

23

Shareholder Meeting Results

At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Fund considered a proposal to reclassify the Fund from a "diversified" fund to a "non-diversified" fund, as such terms are defined in the Investment Company Act of 1940. The proposal was approved as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
44,152,861	3,788,101	1,461,824	0

24

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Connecticut Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

25

Columbia Connecticut Tax-Exempt Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1015 C (06/11)

Columbia Massachusetts Tax-Exempt Fund

Semiannual Report for the Period Ended April 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	16

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Massachusetts Tax-Exempt Fund

Average annual total return as of 04/30/11 (%)

Share class	A		B		C
Inception	04/10/87		06/08/92		08/01/97
Sales charge	without	with	without	with	without	with
6-month (cumulative)	–3.71	–8.28	–4.06	–8.74	–3.92	–4.85
1-year	0.37	–4.39	–0.37	–5.15	–0.07	–1.03
5-year	3.68	2.68	2.91	2.57	3.22	3.22
10-year	4.54	4.04	3.77	3.77	4.08	4.08

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class. Please see the fund's prospectus for details.

The table does not reflect the deduction of taxes a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax exempt bonds with maturities of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/11

–3.71%

Class A shares (without sales charge)

–1.68%

Barclays Capital Municipal Bond Index[1]

Net asset value per share

as of 04/30/11 ($)
Class A	7.33
Class B	7.33
Class C	7.33

Distributions declared per share

11/01/10 – 04/30/11 ($)
Class A	0.22
Class B	0.19
Class C	0.20

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions include $0.06 per share of taxable realized gains.

1

Understanding Your Expenses – Columbia Massachusetts Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/10 – 04/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	962.90	1,020.73	3.99	4.11	0.82
Class B	1,000.00	1,000.00	959.40	1,017.01	7.63	7.85	1.57
Class C	1,000.00	1,000.00	960.80	1,018.50	6.17	6.36	1.27

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia Massachusetts Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds – 95.5%
	Par ($)	Value ($)
Education – 29.8%
Education – 23.4%
MA College Building Authority
Series 1994 A, 7.500% 05/01/14	1,825,000	2,022,848
Series 2008 A, Insured: AGMC 5.000% 05/01/38	3,000,000	2,964,930
MA Development Finance Agency
Boston University: Series 1999 P, 6.000% 05/15/59	1,000,000	1,024,190
Series 2005 T-1, Insured: AMBAC 5.000% 10/01/39	2,000,000	1,901,040
College of the Holy Cross, Series 2002, Insured: AMBAC 5.250% 09/01/32	1,500,000	1,606,095
Emerson College, Series 2006, 5.000% 01/01/23	2,500,000	2,533,075
Smith College, Series 2005, 5.000% 07/01/35	3,000,000	3,026,760
MA Health & Educational Facilities Authority
Boston College, Series 2008, 5.500% 06/01/35	2,500,000	2,778,725
Harvard University: Series 1991 N, 6.250% 04/01/20	2,675,000	3,429,538
Series 2009, 5.500% 11/15/36	1,000,000	1,076,600
Massachusetts Institute of Technology, Series 2002 K, 5.500% 07/01/32	1,500,000	1,748,445
Suffolk University, Series 2009 A, 6.250% 07/01/30	1,000,000	1,034,120
Tufts University: Series 2008, 5.375% 08/15/38	1,000,000	1,036,830
Series 2009 M, 5.250% 02/15/26	1,250,000	1,420,125
Education Total		27,603,321

	Par ($)	Value ($)
Prep School – 3.0%
MA Development Finance Agency
Dexter School Project, Series 2007, 4.500% 05/01/26	1,600,000	1,562,448
Foxborough Regional Charter School, Series 2010 A, 7.000% 07/01/42	1,000,000	997,350
MA Industrial Finance Agency
Cambridge Friends School, Series 1998, 5.750% 09/01/18	1,000,000	982,340
Prep School Total		3,542,138
Student Loan – 3.4%
MA Educational Financing Authority
Series 2002 E, AMT, Insured: AMBAC 5.000% 01/01/13	1,340,000	1,367,939
Series 2008 H, AMT, Insured: AGC 6.350% 01/01/30	710,000	732,074
Series 2009 I, 6.000% 01/01/28	955,000	1,001,594
Series 2010 B, AMT, 5.700% 01/01/31	955,000	921,012
Student Loan Total		4,022,619
Education Total		35,168,078
Health Care – 9.2%
Continuing Care Retirement – 3.0%
MA Development Finance Agency
Groves in Lincoln-Deaconess, Series 2009 A, 7.500% 06/01/29	1,000,000	971,160
Linden Ponds, Inc., Series 2007 A, 5.750% 11/15/42 (a)	3,000,000	1,612,530
Loomis Communities, Inc., Series 2002 A, 6.900% 03/01/32	1,000,000	999,920
Continuing Care Retirement Total		3,583,610
Health Services – 0.6%
MA Development Finance Agency
Boston Biomedical Research Institute, Series 1999, 5.750% 02/01/29	825,000	706,439
Health Services Total		706,439

See Accompanying Notes to Financial Statements.

3

Columbia Massachusetts Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Hospitals – 3.9%
MA Health & Educational Facilities Authority
Covenant Health System, Series 2002, 6.000% 07/01/31	790,000	786,263
Massachusetts Eye and Ear Infirmary, Series 2010 C, 5.375% 07/01/35	1,000,000	906,530
Milford Regional Medical Center, Inc., Series 2007, 5.000% 07/15/27	1,695,000	1,459,124
Partners Healthcare System, Series 2010, 5.000% 07/01/34	1,500,000	1,444,125
Hospitals Total		4,596,042
Intermediate Care Facilities – 1.1%
MA Development Finance Agency
Evergreen Center, Inc., Series 2005, 5.500% 01/01/35	750,000	617,010
New England Center for Children, Series 1998, 5.875% 11/01/18	705,000	640,260
Intermediate Care Facilities Total		1,257,270
Nursing Homes – 0.6%
MA Industrial Finance Agency
Chelsea Jewish Nursing Home, Series 1997 A, Guarantor: FHA 6.500% 08/01/37	730,000	738,570
Nursing Homes Total		738,570
Health Care Total		10,881,931
Housing – 3.4%
Assisted Living/Senior – 0.6%
MA Development Finance Agency
VOA Concord Assisted Living, Inc., Series 2007, 5.200% 11/01/41	1,145,000	748,842
Assisted Living/Senior Total		748,842
Multi-Family – 1.2%
MA Housing Finance Agency
Series 2010 C, AMT, 5.350% 12/01/42	1,500,000	1,370,400
Multi-Family Total		1,370,400

	Par ($)	Value ($)
Single-Family – 1.6%
MA Housing Finance Agency
Series 2009-147, 4.800% 06/01/28	1,000,000	978,960
Series 2010-153, AMT, 4.750% 12/01/27	925,000	859,621
Single-Family Total		1,838,581
Housing Total		3,957,823
Other – 22.6%
Other – 5.6%
MA Development Finance Agency
Broad Institute, Inc., Series 2011 A, 5.250% 04/01/37 (b)	3,000,000	2,958,060
WGBH Educational Foundation: Series 2002 A, Insured: AMBAC 5.750% 01/01/42	2,000,000	1,940,980
Series 2008 A, Insured: AGC 4.500% 01/01/39	2,000,000	1,732,540
Other Total		6,631,580
Pool/Bond Bank – 5.5%
MA Water Pollution Abatement Trust
Series 1999 A, 6.000% 08/01/17	2,445,000	2,992,802
Series 2005-11, 4.750% 08/01/23	25,000	26,404
Series 2006: 5.250% 08/01/27	1,000,000	1,153,480
5.250% 08/01/30	1,000,000	1,123,480
Series 2009, 5.000% 08/01/38	1,200,000	1,233,408
Pool/Bond Bank Total		6,529,574
Refunded/Escrowed (c) – 11.5%
MA College Building Authority
Series 1999 A, Insured: NPFGC, Escrowed to Maturity: (d) 05/01/18	4,000,000	3,311,880
(d) 05/01/23	6,000,000	3,804,900
MA Water Resources Authority
Series 1992 A, Escrowed to Maturity, 6.500% 07/15/19	2,100,000	2,537,598

See Accompanying Notes to Financial Statements.

4

Columbia Massachusetts Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 1993 C, Insured: AMBAC, Escrowed to Maturity, 5.250% 12/01/15	610,000	674,367
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 1998 A, Insured: AMBAC, Economically Defeased to Maturity, 5.375% 06/01/19	2,190,000	2,554,898
Series 2002 E, Escrowed to Maturity, 6.000% 08/01/26	550,000	683,265
Refunded/Escrowed Total		13,566,908
Other Total		26,728,062
Other Revenue – 0.9%
Hotels – 0.9%
MA Boston Industrial Development Financing Authority
Crosstown Center Hotel LLC, Series 2002, AMT, 6.500% 09/01/35 (a)	2,185,000	1,061,713
Hotels Total		1,061,713
Other Revenue Total		1,061,713
Tax-Backed – 15.4%
Special Non-Property Tax – 9.9%
MA Bay Transportation Authority
Series 2006 A, 5.250% 07/01/31	2,880,000	3,180,413
Series 2008 B, 5.250% 07/01/27	710,000	806,702
MA Special Obligation Dedicated Tax Revenue
Series 2005, Insured: NPFGC 5.500% 01/01/30	2,500,000	2,662,950
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005 BB, Insured: AGMC 5.250% 07/01/22	1,500,000	1,568,970
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
Series 2007, 5.250% 08/01/57	1,000,000	963,660
Series 2009 B, 5.750% 08/01/37	2,500,000	2,450,000
Special Non-Property Tax Total		11,632,695

	Par ($)	Value ($)
State General Obligations – 5.5%
MA Bay Transportation Authority
Series 1991 A, Insured: NPFGC 7.000% 03/01/21	1,500,000	1,796,850
Series 1992 B, Insured: NPFGC 6.200% 03/01/16	2,025,000	2,283,775
Series 1994, Insured: FGIC 7.000% 03/01/14	1,250,000	1,404,687
PR Commonwealth of Puerto Rico
Series 2007 A, Insured: FGIC 5.500% 07/01/21	1,000,000	1,026,170
State General Obligations Total		6,511,482
Tax-Backed Total		18,144,177
Transportation – 2.7%
Air Transportation – 1.5%
MA Port Authority
Bosfuel Corp., Series 2007, AMT, Insured: NPFGC 5.000% 07/01/32	2,000,000	1,799,440
Air Transportation Total		1,799,440
Airports – 1.2%
MA Port Authority
Series 2007 A, Insured: AGMC 4.500% 07/01/37	1,500,000	1,336,905
Airports Total		1,336,905
Transportation Total		3,136,345
Utilities – 11.5%
Joint Power Authority – 0.9%
MA Berkshire Wind Power Cooperative Corp.
Series 2010, 5.250% 07/01/30	1,000,000	1,010,330
Joint Power Authority Total		1,010,330
Municipal Electric – 2.0%
MA Development Finance Agency
Devens Electric System, Series 2001, 6.000% 12/01/30	1,000,000	1,008,770

See Accompanying Notes to Financial Statements.

5

Columbia Massachusetts Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2007 VV, Insured: NPFGC 5.250% 07/01/29	1,000,000	948,320
Series 2008 WW, 5.000% 07/01/28	500,000	463,495
Municipal Electric Total		2,420,585
Water & Sewer – 8.6%
MA Boston Water & Sewer Commission
Series 1992 A, 5.750% 11/01/13	540,000	574,609
Series 1993 A, 5.250% 11/01/19	4,750,000	5,374,958
Series 2009 A, 5.000% 11/01/28	1,250,000	1,341,100
MA Water Resources Authority
Series 1993 C: Insured: AMBAC 5.250% 12/01/15	390,000	430,115
Insured: NPFGC 5.250% 12/01/15	1,070,000	1,180,060
Series 2007 B, Insured: AGMC 5.250% 08/01/32	1,150,000	1,247,336
Water & Sewer Total		10,148,178
Utilities Total		13,579,093
Total Municipal Bonds (cost of $110,951,284)		112,657,222
Investment Companies – 2.3%
	Shares
BofA Massachusetts Municipal Reserves, G-Trust Shares (7 day yield of 0.180%)	1,510,191	1,510,191
Dreyfus Massachusetts Municipal Money Market Fund (7 day yield of 0.000%)	1,201,727	1,201,727
Total Investment Companies (cost of $2,711,918)		2,711,918
Total Investments – 97.8% (cost of $113,663,202) (e)		115,369,140
Other Assets & Liabilities, Net – 2.2%		2,637,525
Net Assets – 100.0%		118,006,665

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities, which are illiquid, amounted to $2,674,243, which represents 2.3% of net assets.

Security	Acquisition Date(s)	Par	Cost	Value
MA Development Finance Agency, Linden Ponds, Inc., 5.750% 11/15/42	07/01/08	$3,000,000	$2,218,110	$1,612,530
MA Boston Industrial Development Financing Authority, Crosstown Center Hotel LLC, 6.500% 09/01/35	09/20/02	2,185,000	2,140,727	1,061,713
				$2,674,243

(b)  Security purchased on a delayed delivery basis.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Zero coupon bond.

(e)  Cost for federal income tax purposes is $113,334,210.

  Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

  The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

  Fair value inputs are summarized in the three broad levels listed below:

• Level 1—Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2—Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3—Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

  Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

  Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or

See Accompanying Notes to Financial Statements.

6

Columbia Massachusetts Tax-Exempt Fund

April 30, 2011 (Unaudited)

more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$112,657,222	$—	$112,657,222
Total Investment Companies	2,711,918	—	—	2,711,918
Total Investments	$2,711,918	$112,657,222	$—	$115,369,140

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through its correlation to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the six month period ended April 30, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2011
Municipal Bonds Health Care	$928,476	$—	$(1,094,302)	$881,524	$—	$(715,698)	$—	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at April 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $0.

At April 30, 2011, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Education	29.8
Tax-Backed	15.4
Refunded/Escrowed	11.5
Utilities	11.5
Health Care	9.2
Other	5.6
Pool/Bond Bank	5.5
Housing	3.4
Transportation	2.7
Other Revenue	0.9
95.5
Investment Companies	2.3
Other Assets & Liabilities, Net	2.2
100.0

Acronym	Name
AGC	Assured Guaranty Corp.

AGMC	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

NPFGC	National Public Finance Guarantee Corp.

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – Columbia Massachusetts Tax-Exempt Fund

April 30, 2011 (Unaudited)

		($)
Assets	Investments, at identified cost	113,663,202
	Investments, at value	115,369,140
	Cash	970
	Receivable for:
	Investments sold	4,116,056
	Fund shares sold	59,927
	Interest	1,855,933
	Expense reimbursement due from Investment Manager	29,754
	Trustees' deferred compensation plan	34,303
	Total Assets	121,466,083
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	2,949,780
	Fund shares repurchased	180,928
	Distributions	167,347
	Investment advisory fee	38,658
	Administration fee	6,723
	Pricing and bookkeeping fees	6,304
	Transfer agent fee	9,651
	Trustees' fees	623
	Audit fee	22,345
	Custody fee	1,793
	Distribution and service fees	27,138
	Chief compliance officer expenses	16
	Trustees' deferred compensation plan	34,303
	Other liabilities	13,809
	Total Liabilities	3,459,418
	Net Assets	118,006,665
Net Assets Consist of	Paid-in capital	116,016,937
	Undistributed net investment income	468,307
	Accumulated net realized loss	(184,517)
	Net unrealized appreciation on investments	1,705,938
	Net Assets	118,006,665

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities (continued) – Columbia Massachusetts Tax-Exempt Fund

April 30, 2011 (Unaudited)

Class A	Net assets	$106,817,715
	Shares outstanding	14,564,921
	Net asset value per share	$7.33	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($7.33/0.9525)	$7.70	(b)
Class B	Net assets	$1,646,350
	Shares outstanding	224,487
	Net asset value and offering price per share	$7.33	(a)
Class C	Net assets	$9,542,600
	Shares outstanding	1,301,205
	Net asset value and offering price per share	$7.33	(a)

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia Massachusetts Tax-Exempt Fund

For the Six Months Ended April 30, 2011 (Unaudited)

		($)
Investment Income	Interest	3,123,314
	Dividends	580
	Total Investment Income	3,123,894
Expenses	Investment advisory fee	283,576
	Administration fee	13,754
	Distribution fee:
	Class B	9,231
	Class C	36,595
	Service fee:
	Class A	127,196
	Class B	2,860
	Class C	11,389
	Pricing and bookkeeping fees	34,276
	Transfer agent fee	40,180
	Trustees' fees	9,386
	Custody fee	5,629
	Chief compliance officer expenses	415
	Other expenses	69,066
	Total Expenses	643,553
	Fees waived or expenses reimbursed by Investment Manager	(101,049)
	Fees waived by distributor—Class C	(14,621)
	Expense reductions	(2)
	Net Expenses	527,881
	Net Investment Income	2,596,013
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized gain on investments	167,998
	Net change in unrealized appreciation (depreciation) on investments	(7,866,633)
	Net Loss	(7,698,635)
	Net Decrease Resulting from Operations	(5,102,622)

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia Massachusetts Tax-Exempt Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2011 ($)	Year Ended October 31, 2010 ($)
Operations	Net investment income	2,596,013	5,340,914
	Net realized gain on investments	167,998	1,028,757
	Net change in unrealized appreciation (depreciation) on investments	(7,866,633)	4,154,883
	Net increase (decrease) resulting from operations	(5,102,622)	10,524,554
Distributions to Shareholders	From net investment income:
	Class A	(2,337,445)	(4,766,590)
	Class B	(43,105)	(159,350)
	Class C	(187,584)	(368,067)
	From net realized gains:
	Class A	(929,002)	(582,482)
	Class B	(26,155)	(29,937)
	Class C	(84,365)	(50,822)
	Total distributions to shareholders	(3,607,656)	(5,957,248)
	Net Capital Stock Transactions	(8,701,623)	(3,333,181)
	Increase from regulatory settlements	—	11,587
	Total increase (decrease) in net assets	(17,411,901)	1,245,712
Net Assets	Beginning of period	135,418,566	134,172,854
	End of period	118,006,665	135,418,566
	Undistributed net investment income at end of period	468,307	440,428

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Columbia Massachusetts Tax-Exempt Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	437,247	3,198,196	1,435,298	11,037,009
Distributions reinvested	279,238	2,046,732	428,888	3,303,824
Redemptions	(1,583,526)	(11,583,588)	(1,907,213)	(14,672,411)
Net decrease	(867,041)	(6,338,660)	(43,027)	(331,578)
Class B
Subscriptions	2,486	18,273	2,859	22,083
Distributions reinvested	4,771	35,012	16,127	123,900
Redemptions	(240,603)	(1,745,052)	(438,033)	(3,372,247)
Net decrease	(233,346)	(1,691,767)	(419,047)	(3,226,264)
Class C
Subscriptions	34,888	257,710	201,910	1,552,755
Distributions reinvested	20,125	147,541	32,227	248,214
Redemptions	(147,744)	(1,076,447)	(205,447)	(1,576,308)
Net increase (decrease)	(92,731)	(671,196)	28,690	224,661

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Massachusetts Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2011		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$7.84		$7.57		$6.98		$7.69		$7.94		$7.83
Income from Investment Operations:
Net investment income (a)	0.16		0.31		0.31		0.31		0.31		0.31
Net realized and unrealized gain (loss) on investments and futures contracts	(0.45)		0.30		0.63		(0.71)		(0.18)		0.17
Total from investment operations	(0.29)		0.61		0.94		(0.40)		0.13		0.48
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.30)		(0.30)		(0.31)		(0.31)		(0.31)
From net realized gains	(0.06)		(0.04)		(0.05)		—		(0.07)		(0.06)
Total distributions to shareholders	(0.22)		(0.34)		(0.35)		(0.31)		(0.38)		(0.37)
Increase from regulatory settlements	—		—	(b)	—		—		—		—
Net Asset Value, End of Period	$7.33		$7.84		$7.57		$6.98		$7.69		$7.94
Total return (c)	(3.71	)%(d)(e)	8.30	%(e)	13.82	%(e)	(5.46)%		1.65%		6.30%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.82	%(g)	0.83%		0.85%		0.93%		0.94%		0.93%
Interest expense	—		—		—		0.03	%(h)	0.07	%(h)	0.06	%(h)
Net expenses (f)	0.82	%(g)	0.83%		0.85%		0.96%		1.01%		0.99%
Waiver/Reimbursement	0.17	%(g)	0.13%		0.09%		—		—		—
Net investment income (f)	4.34	%(g)	4.02%		4.18%		4.08%		3.96%		3.99%
Portfolio turnover rate	12	%(d)	8%		15%		16%		14%		6%
Net assets, end of period (000s)	$106,818		$120,910		$117,193		$108,149		$128,833		$137,232

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Interest expense and fees relate to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Massachusetts Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2011		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$7.84		$7.57		$6.98		$7.69		$7.94		$7.83
Income from Investment Operations:
Net investment income (a)	0.13		0.25		0.25		0.25		0.25		0.25
Net realized and unrealized gain (loss) on investments and future contracts	(0.45)		0.31		0.64		(0.71)		(0.18)		0.17
Total from investment operations	(0.32)		0.56		0.89		(0.46)		0.07		0.42
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.25)		(0.25)		(0.25)		(0.25)		(0.25)
From net realized gains	(0.06)		(0.04)		(0.05)		—		(0.07)		(0.06)
Total distributions to shareholders	(0.19)		(0.29)		(0.30)		(0.25)		(0.32)		(0.31)
Increase from regulatory settlements	—		—	(b)	—		—		—		—
Net Asset Value, End of Period	$7.33		$7.84		$7.57		$6.98		$7.69		$7.94
Total return (c)	(4.06	)%(d)(e)	7.50	%(e)	12.98	%(e)	(6.16)%		0.90%		5.50%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.57	%(g)	1.58%		1.60%		1.68%		1.69%		1.68%
Interest expense	—		—		—		0.03	%(h)	0.07	%(h)	0.06	%(h)
Net expenses (f)	1.57	%(g)	1.58%		1.60%		1.71%		1.76%		1.74%
Waiver/Reimbursement	0.17	%(g)	0.13%		0.09%		—		—		—
Net investment income (f)	3.56	%(g)	3.29%		3.46%		3.32%		3.21%		3.25%
Portfolio turnover rate	12	%(d)	8%		15%		16%		14%		6%
Net assets, end of period (000s)	$1,646		$3,587		$6,641		$10,518		$14,941		$21,192

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Interest expense and fees relate to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Massachusetts Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2011		2010	2009	2008		2007		2006
Net Asset Value, Beginning of Period	$7.84		$7.57	$6.98	$7.69		$7.94		$7.83
Income from Investment Operations:
Net investment income (a)	0.14		0.28	0.27	0.27		0.27		0.28
Net realized and unrealized gain (loss) on investments and future contracts	(0.45)		0.30	0.64	(0.71)		(0.18)		0.16
Total from investment operations	(0.31)		0.58	0.91	(0.44)		0.09		0.44
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.27)	(0.27)	(0.27)		(0.27)		(0.27)
From net realized gains	(0.06)		(0.04)	(0.05)	—		(0.07)		(0.06)
Total distributions to shareholders	(0.20)		(0.31)	(0.32)	(0.27)		(0.34)		(0.33)
Increase from regulatory settlements	—		— (b)	—	—		—		—
Net Asset Value, End of Period	$7.33		$7.84	$7.57	$6.98		$7.69		$7.94
Total return (c)(d)	(3.92	)%(e)	7.81%	13.31%	(5.88)%		1.20%		5.82%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.27	%(g)	1.28%	1.30%	1.38%		1.39%		1.38%
Interest expense	—		—	—	0.03	%(h)	0.07	%(h)	0.06	%(h)
Net expenses (f)	1.27	%(g)	1.28%	1.30%	1.41%		1.46%		1.44%
Waiver/Reimbursement	0.47	%(g)	0.43%	0.39%	0.30%		0.30%		0.30%
Net investment income (f)	3.89	%(g)	3.57%	3.73%	3.63%		3.51%		3.54%
Portfolio turnover rate	12	%(e)	8%	15%	16%		14%		6%
Net assets, end of period (000s)	$9,543		$10,922	$10,339	$8,670		$10,683		$13,982

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Interest expense and fees relate to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

See Accompanying Notes to Financial Statements.

15

Notes to Financial Statements – Columbia Massachusetts Tax-Exempt Fund

April 30, 2011 (Unaudited)

Note 1. Organization

Columbia Massachusetts Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and Massachusetts individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fund Shares

The Trust has unlimited authorized shares of beneficial interest. The Fund offers Class A, Class B and Class C shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase.

Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Note 2. Summary of Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction

16

Columbia Massachusetts Tax-Exempt Fund, April 30, 2011 (Unaudited)

fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2010 was as follows:

Tax-Exempt Income	$5,284,471
Ordinary Income*	9,536
Long-Term Capital Gains	663,241

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$6,557,636
Unrealized depreciation	(4,522,706)
Net unrealized appreciation	$2,034,930

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and

17

Columbia Massachusetts Tax-Exempt Fund, April 30, 2011 (Unaudited)

administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective March 1, 2011, the annual management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase.

Prior to March 1, 2011, the annual management fee was equal to a percentage of the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia New York Tax-Exempt Fund (collectively, combined daily net assets) at a rate that declined from 0.50% to 0.40% as the combined daily net assets increased.

The annualized effective management fee rate for the six month period ended April 30, 2011, was 0.47% of the Fund's average daily net assets.

Administration Fee

The Investment Manager also serves as the Fund Administrator and provides administration and other services to the Fund. Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee rates became effective on March 1, 2011.

Prior to March 1, 2011, the Investment Manager did not receive any compensation from the Fund for its administration services. The annualized effective administration fee rate for the six month period ended April 30, 2011, was 0.07% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee

Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six month period ended April 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.07% of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part

18

Columbia Massachusetts Tax-Exempt Fund, April 30, 2011 (Unaudited)

of expense reductions on the Statement of Operations. For the six month period ended April 30, 2011, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an indirect wholly owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor which is equal to 0.10% annually of the net assets attributable to shares of the Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in an annual rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates. For the six month period ended April 30, 2011, the Fund's annualized effective service fee rate was 0.23% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares.

The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSC's, received by the Distributor for distributing Fund shares were $4,645 for Class A, $14 for Class B and $262 for Class C shares for the six month period ended April 30, 2011.

Fee Waivers and Expense Reimbursements

Effective March 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through February 29, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. The following expenses are excluded from the Fund's ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties.

Prior to March 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, did not exceed the annual rate of 0.60% of the Fund's average daily net assets.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

19

Columbia Massachusetts Tax-Exempt Fund, April 30, 2011 (Unaudited)

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended April 30, 2011, these custody credits reduced total expenses by $2 for the Fund.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $14,717,905 and $27,194,915, respectively, for the six month period ended April 30, 2011.

Note 7. Regulatory Settlements

During the year ended October 31, 2010, the Fund received payments totaling $11,587 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets.

Note 8. Shareholder Concentration

As of April 30, 2011, one shareholder account owned 11.8% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund and other affiliated funds participated in a $225,000,000 committed, unsecured revolving line of credit provided by State Street. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280,000,000. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the Fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2011, the Fund did not borrow under these arrangements.

Note 10. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Non-Diversified Risk

The Fund is a non-diversified fund, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at April 30, 2011, invested in debt obligations issued by each of Massachusetts and Puerto Rico and their political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

20

Columbia Massachusetts Tax-Exempt Fund, April 30, 2011 (Unaudited)

Effective May 16, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $400 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective July 1, 2011, the Fund pays a monthly service fee to the Distributor equal to 0.25% annually on the average net assets attributable to all Class A, Class B and Class C shares.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011 plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts

21

Columbia Massachusetts Tax-Exempt Fund, April 30, 2011 (Unaudited)

with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

22

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Massachusetts Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

25

Columbia Massachusetts Tax-Exempt Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1020 C (06/11)

Columbia New York Tax-Exempt Fund

Semiannual Report for the Period Ended April 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	16

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia New York Tax-Exempt Fund

Average annual total return as of 04/30/11 (%)

Share class	A		B		C
Inception	09/26/86		08/04/92		08/01/97
Sales charge	without	with	without	with	without	with
6-month (cumulative)	–3.12	–7.72	–3.48	–8.22	–3.33	–4.28
1-year	1.44	–3.38	0.68	–4.18	0.99	0.01
5-year	3.96	2.95	3.19	2.86	3.50	3.50
10-year	4.65	4.14	3.88	3.88	4.19	4.19

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class. Please see the fund's prospectus for details.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital New York Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued by obligors located in the state of New York.

2The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/11

–3.12%

Class A shares (without sales charge)

–1.39%

Barclays Capital New York Municipal Bond Index[1]

–1.68%

Barclays Capital Municipal Bond Index[2]

Net asset value per share

as of 04/30/11 ($)
Class A	6.95
Class B	6.95
Class C	6.95

Distributions declared per share

11/01/10 – 04/30/11 ($)
Class A	0.16
Class B	0.13
Class C	0.14

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions include $0.01 per share of taxable realized gains.

1

Understanding Your Expenses – Columbia New York Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/10 – 04/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	968.80	1,020.48	4.25	4.36	0.87
Class B	1,000.00	1,000.00	965.20	1,016.76	7.89	8.10	1.62
Class C	1,000.00	1,000.00	966.70	1,018.25	6.44	6.61	1.32

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia New York Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds – 97.8%
	Par ($)	Value ($)
Education – 11.0%
Education – 8.5%
NY City of Troy
Rensselaer Polytechnic Institute (RPI), Series 2010 A, 5.125% 09/01/40	1,000,000	956,830
NY Dormitory Authority
Cornell University, Series 2009 A, 5.000% 07/01/39	500,000	508,015
New School University, Series 2010, 5.500% 07/01/40	500,000	503,900
New York University, Series 2001 1, Insured: AMBAC 5.500% 07/01/40	1,000,000	1,047,920
NY Dutchess County Industrial Development Agency
Bard College, Series 2007,
4.500% 08/01/36	500,000	416,070
NY New York City Trust for Cultural Resources
The Julliard School, Series 2009 A: 5.000% 01/01/34	375,000	380,944
5.000% 01/01/39	500,000	502,495
NY St. Lawrence County Industrial Development Agency
Clarkson University, Series 2007, 5.000% 07/01/31	1,000,000	947,610
Education Total		5,263,784
Prep School – 2.3%
NY Dormitory Authority
Convent Sacred Heart School, Series 2011, Insured: AGO 5.625% 11/01/35	750,000	758,287
NY New York City Industrial Development Agency
Marymount School, Series 2001, Insured: ACA 5.125% 09/01/21	625,000	635,625
Prep School Total		1,393,912
Student Loan – 0.2%
NY Mortgage Agency
Series 2009, 4.750% 11/01/26	115,000	113,019
Student Loan Total		113,019
Education Total		6,770,715

	Par ($)	Value ($)
Health Care – 19.8%
Continuing Care Retirement – 3.8%
NY Broome County Industrial Development Agency
Good Shepherd Village Endwell, Series 2008 A: 6.750% 07/01/28	500,000	472,325
6.875% 07/01/40	250,000	230,515
NY Suffolk County Economic Development Corp.
Peconic Landing at Southold, Series 2010, 6.000% 12/01/40	500,000	469,785
NY Suffolk County Industrial Development Agency
Active Retirement Community, Series 2006, 5.000% 11/01/28	1,335,000	1,152,519
Continuing Care Retirement Total		2,325,144
Hospitals – 14.3%
NY Albany Industrial Development Agency
St. Peter's Hospital, Series 2008 A, 5.250% 11/15/27	1,000,000	935,910
NY Dormitory Authority
Kaleida Health, Series 2006, Guarantor: FHA 4.700% 02/15/35	1,000,000	908,520
Mount Sinai Hospital, Series 2010 A, 5.000% 07/01/26	550,000	548,515
New York Hospital Medical Center, Series 2007, Guarantor: FHA 4.750% 02/15/37	975,000	863,752
North Shore University Hospital, Series 2007 A, 5.000% 05/01/32	1,000,000	929,940
NYU Hospital Center: Series 2007 B, 5.625% 07/01/37	1,000,000	971,250
Series 2011 A, 5.750% 07/01/31	200,000	199,744
Orange Regional Medical Center, Series 2008, 6.125% 12/01/29	650,000	601,276
University of Rochester, Series 2007, 5.000% 07/01/27	1,000,000	1,022,710
NY Monroe County Industrial Development Corp.
Unity Hospital of Rochester, Series 2010, Guarantor: FHA 5.750% 08/15/35	700,000	742,105

See Accompanying Notes to Financial Statements.

3

Columbia New York Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Saratoga County Industrial Development Agency
Saratoga Hospital, Series 2007 B, 5.250% 12/01/32	500,000	447,135
NY Westchester County Healthcare Corp.
Series 2010 C, 6.125% 11/01/37	650,000	641,199
Hospitals Total		8,812,056
Intermediate Care Facilities – 0.9%
NY Dutchess County Local Development Corp.
Anderson Center Services, Inc., Series 2010, 6.000% 10/01/30	550,000	519,871
Intermediate Care Facilities Total		519,871
Nursing Homes – 0.8%
NY Amherst Industrial Development Agency
Beechwood Health Care Center, Series 2007, 5.200% 01/01/40	750,000	515,228
Nursing Homes Total		515,228
Health Care Total		12,172,299
Housing – 7.0%
Assisted Living/Senior – 4.3%
NY Huntington Housing Authority
Gurwin Jewish Senior Center, Series 1999 A, 5.875% 05/01/19	1,385,000	1,334,711
NY Mount Vernon Industrial Development Agency
Wartburg Senior Housing, Inc., Series 1999: 6.150% 06/01/19	875,000	823,926
6.200% 06/01/29	615,000	528,359
Assisted Living/Senior Total		2,686,996
Multi-Family – 1.1%
NY New York City Housing Development Corp.
Greenport Preservation LP, Series 2009, Guarantor: FNMA 4.500% 09/15/25	165,000	165,450
Series 2009 C1, 5.500% 11/01/34	500,000	506,615
Multi-Family Total		672,065

	Par ($)	Value ($)
Single-Family – 1.6%
NY Mortgage Agency
Series 2007 148, AMT, 5.200% 10/01/32	1,000,000	969,810
Single-Family Total		969,810
Housing Total		4,328,871
Other – 13.2%
Other – 0.9%
NY Westchester County Industrial Development Agency
Guiding Eyes for the Blind, Series 2004, 5.375% 08/01/24	550,000	541,002
Other Total		541,002
Pool/Bond Bank – 8.4%
NY Environmental Facilities Corp.
Series 2005 B, 5.500% 04/15/35	1,000,000	1,114,270
Series 2009 A, 5.000% 06/15/34	4,000,000	4,063,840
Pool/Bond Bank Total		5,178,110
Refunded/Escrowed(a) – 3.9%
NY Dormitory Authority
Memorial Sloan-Kettering Cancer Center, Series 2003, Escrowed to Maturity, Insured: NPFGC (b) 07/01/25	3,000,000	1,752,330
NY Greece Central School District
Series 1992, Economically Defeased to Maturity, Insured: FGIC 6.000% 06/15/16	500,000	611,860
Refunded/Escrowed Total		2,364,190
Other Total		8,083,302
Other Revenue – 1.3%
Recreation – 1.3%
NY New York City Trust for Cultural Resources
Museum of Modern Art, Series 2008 1A, 5.000% 04/01/31	750,000	766,762
Recreation Total		766,762
Other Revenue Total		766,762

See Accompanying Notes to Financial Statements.

4

Columbia New York Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Resource Recovery – 0.8%
Disposal – 0.8%
NY Seneca County Industrial Development Agency
IESI Corp., Series 2005, AMT, GTY AGMT: IESI Corp. 6.625% 10/01/35 (10/01/13) (c)(d)(e)	500,000	497,645
Disposal Total		497,645
Resource Recovery Total		497,645
Tax-Backed – 19.7%
Local Appropriated – 3.1%
NY Dormitory Authority
Series 1998, (b) 08/01/19	1,200,000	927,468
Series 2001 2-4, 4.750% 01/15/30	1,000,000	968,590
Local Appropriated Total		1,896,058
Local General Obligations – 3.9%
NY Mount Sinai Union Free School District
Series 1992, Insured: AMBAC 6.200% 02/15/19	1,005,000	1,250,542
NY New York City
Series 2006 I-1, 5.000% 04/01/17	1,000,000	1,115,630
Local General Obligations Total		2,366,172
Special Non-Property Tax – 4.8%
NY City Transitional Finance Authority
Series 2011 D, 5.000% 02/01/15	500,000	566,130
NY Dormitory Authority
Series 2008 B, 5.750% 03/15/36	500,000	540,010
NY Metropolitan Transportation Authority
Series 2009 B, 5.000% 11/15/34	1,000,000	999,970
NY Dormitory Authority
Series 2009 A, 5.000% 02/15/15	750,000	850,020
Special Non-Property Tax Total		2,956,130
State Appropriated – 7.9%
NY Dormitory Authority
Series 1993, 6.000% 07/01/20	2,000,000	2,290,780
Series 2000 C, Insured: AGMC 5.750% 05/15/17	1,000,000	1,186,750

	Par ($)	Value ($)
NY Urban Development Corp.
Series 2010 A-1, 5.000% 01/01/16	1,250,000	1,406,925
State Appropriated Total		4,884,455
Tax-Backed Total		12,102,815
Transportation – 14.1%
Air Transportation – 6.0%
NY New York City Industrial Development Agency
American Airlines, Inc., Series 2005, AMT, GTY AGMT: AMR Corp. 7.750% 08/01/31 (c)	1,000,000	1,010,010
Terminal One Group Association LP, Series 2005, AMT, 5.500% 01/01/24 (c)	1,500,000	1,515,855
NY Port Authority of New York & New Jersey
JFK International Air Terminal LLC, Series 2010, 6.000% 12/01/42	1,200,000	1,146,720
Air Transportation Total		3,672,585
Ports – 3.5%
NY Port Authority of New York & New Jersey
Series 1993, 5.375% 03/01/28	2,000,000	2,183,080
Ports Total		2,183,080
Toll Facilities – 1.7%
NY Thruway Authority
Series 2007 H, Insured: NPFGC 5.000% 01/01/27	1,000,000	1,023,850
Toll Facilities Total		1,023,850
Transportation – 2.9%
NY Metropolitan Transportation Authority
Series 2005 B, Insured: AMBAC 5.250% 11/15/23	1,250,000	1,355,462
Series 2010 D, 5.000% 11/15/34	450,000	431,366
Transportation Total		1,786,828
Transportation Total		8,666,343

See Accompanying Notes to Financial Statements.

5

Columbia New York Tax-Exempt Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Utilities – 10.9%
Independent Power Producers – 1.4%
NY Suffolk County Industrial Development Agency
Nissequogue Cogeneration Partners Facilities, Series 1998, AMT, 5.500% 01/01/23	1,000,000	878,330
Independent Power Producers Total		878,330
Investor Owned – 2.5%
NY Energy & Research Development Authority
Brooklyn Union Gas Co., IFRN, Series 1993, 11.830% 04/01/20 (05/04/11) (c)(d)	1,500,000	1,552,080
Investor Owned Total		1,552,080
Municipal Electric – 1.8%
NY Long Island Power Authority
Series 2008 A, 6.000% 05/01/33	1,000,000	1,077,610
Municipal Electric Total		1,077,610
Water & Sewer – 5.2%
NY Great Neck North Water Authority
Series 2008, 5.000% 01/01/33	690,000	705,656
NY New York City Municipal Water Finance Authority
Series 2009 EE, 5.250% 06/15/40	500,000	509,905
Series 2009 FF-2, 5.500% 06/15/40	1,000,000	1,042,490
NY Rensselaer County Water Service & Sewer Authority
Series 2008, 5.250% 09/01/38	1,000,000	963,410
Water & Sewer Total		3,221,461
Utilities Total		6,729,481
Total Municipal Bonds (cost of $59,368,206)		60,118,233

Investment Companies – 1.1%
	Shares	Value ($)
BofA New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.220%)	392,146	392,146
Dreyfus New York AMT-Free Municipal Money Market Fund (7 day yield of 0.000%)	304,748	304,748
Total Investment Companies (cost of $696,894)		696,894
Total Investments – 98.9% (cost of $60,065,100)(f)		60,815,127
Other Assets & Liabilities, Net – 1.1%		683,916
Net Assets – 100.0%		61,499,043

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Zero coupon bond.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2011.

(d)  Parenthetical date represents the next interest rate reset date for the security.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the value of this security, which is not illiquid, amounted to $497,645, which represents 0.8% of net assets.

(f)  Cost for federal income tax purposes is $59,829,917.

  Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

  The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

  Fair value inputs are summarized in the three broad levels listed below:

• Level 1—Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2—Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3—Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

See Accompanying Notes to Financial Statements.

6

Columbia New York Tax-Exempt Fund

April 30, 2011 (Unaudited)

  Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

  Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$60,118,233	$—	$60,118,233
Total Investment Companies	696,894	—	—	696,894
Total Investments	$696,894	$60,118,233	$—	$60,815,127

At April 30, 2011, the composition of the Fund by revenue source is as follows:

Holding By Revenue Source	% of Net Assets
Health Care	19.8
Tax-Backed	19.7
Transportation	14.1
Education	11.0
Utilities	10.9
Pool/Bond Bank	8.4
Housing	7.0
Refunded/Escrowed	3.9
Other Revenue	1.3
Other	0.9
Resource Recovery	0.8
97.8
Investment Companies	1.1
Other Assets & Liabilities, Net	1.1
100.0

Acronym	Name
ACA	ACA Financial Guaranty Corp.

AGMC	Assured Guaranty Municipal Corp.

AGO	Assured Guaranty Ltd.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

GTY AGMT	Guaranty Agreement

IFRN	Inverse Floating Rate Note

NPFGC	National Public Finance Guarantee Corp.

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – Columbia New York Tax-Exempt Fund

April 30, 2011 (Unaudited)

		($)
Assets	Investments, at identified cost	60,065,100
	Investments, at value	60,815,127
	Cash	771
	Receivable for:
	Fund shares sold	54,367
	Interest	974,722
	Expense reimbursement due from Investment Manager	24,510
	Trustees' deferred compensation plan	26,358
	Total Assets	61,895,855
Liabilities	Payable for:
	Fund shares repurchased	167,501
	Distributions	97,132
	Investment advisory fee	20,191
	Administration fee	3,516
	Pricing and bookkeeping fees	5,245
	Transfer agent fee	5,000
	Trustees' fees	1,538
	Audit fee	22,592
	Custody fee	130
	Distribution and service fees	17,249
	Merger costs	11,884
	Chief compliance officer expenses	86
	Trustees' deferred compensation plan	26,358
	Other liabilities	18,390
	Total Liabilities	396,812
	Net Assets	61,499,043
Net Assets Consist of	Paid-in capital	60,013,346
	Undistributed net investment income	345,298
	Accumulated net realized gain	390,372
	Net unrealized appreciation on investments	750,027
	Net Assets	61,499,043

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities (continued) – Columbia New York Tax-Exempt Fund

April 30, 2011 (Unaudited)

Class A	Net assets	$50,227,422
	Shares outstanding	7,225,409
	Net asset value per share	$6.95	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($6.95/0.9525)	$7.30	(b)
Class B	Net assets	$2,727,144
	Shares outstanding	392,308
	Net asset value and offering price per share	$6.95	(a)
Class C	Net assets	$8,544,477
	Shares outstanding	1,229,183
	Net asset value and offering price per share	$6.95	(a)

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia New York Tax-Exempt Fund

For the Six Months Ended April 30, 2011 (Unaudited)

		($)
Investment Income	Interest	1,656,291
	Dividends	615
	Total Investment Income	1,656,906
Expenses	Investment advisory fee	146,619
	Administration fee	7,194
	Distribution fee:
	Class B	12,499
	Class C	32,137
	Service fee:
	Class A	61,833
	Class B	4,042
	Class C	10,426
	Transfer agent fee	25,199
	Pricing and bookkeeping fees	28,112
	Trustees' fees	9,138
	Custody fee	4,198
	Audit fee	19,489
	Chief compliance officer expenses	458
	Merger costs	26,991
	Other expenses	43,988
	Total Expenses	432,323
	Fees waived or expenses reimbursed by Investment Manager	(101,607)
	Fees waived by distributor—Class C	(12,844)
	Expense reductions	— *
	Net Expenses	317,872
	Net Investment Income	1,339,034
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized gain on investments	506,656
	Net change in unrealized appreciation (depreciation) on investments	(4,152,388)
	Net Loss	(3,645,732)
	Net Decrease Resulting from Operations	(2,306,698)

*  Rounds to less than $1.00

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia New York Tax-Exempt Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2011 ($)	Year Ended October 31, 2010 ($)
Operations	Net investment income	1,339,034	2,689,735
	Net realized gain on investments	506,656	61,008
	Net change in unrealized appreciation (depreciation) on investments	(4,152,388)	2,911,595
	Net increase (decrease) resulting from operations	(2,306,698)	5,662,338
Distributions to Shareholders	From net investment income:
	Class A	(1,097,701)	(2,451,881)
	Class B	(59,106)	(262,303)
	Class C	(165,795)	(392,165)
	From net realized gains:
	Class A	(80,084)	(1,269,783)
	Class B	(5,958)	(192,557)
	Class C	(13,363)	(229,910)
	Total distributions to shareholders	(1,422,007)	(4,798,599)
	Net Capital Stock Transactions	(3,600,260)	247,149
	Total increase (decrease) in net assets	(7,328,965)	1,110,888
Net Assets	Beginning of period	68,828,008	67,717,120
	End of period	61,499,043	68,828,008
	Undistributed net investment income at end of period	345,298	328,866

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Columbia New York Tax-Exempt Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	452,886	3,139,285	1,266,935	9,122,725
Distributions reinvested	99,916	689,866	329,961	2,360,076
Redemptions	(803,006)	(5,528,925)	(1,080,401)	(7,777,154)
Net increase (decrease)	(250,204)	(1,699,774)	516,495	3,705,647
Class B
Subscriptions	1,785	12,335	17,767	127,384
Distributions reinvested	5,216	36,061	43,301	308,913
Redemptions	(232,982)	(1,596,096)	(575,800)	(4,152,575)
Net decrease	(225,981)	(1,547,700)	(514,732)	(3,716,278)
Class C
Subscriptions	48,840	338,450	211,427	1,527,981
Distributions reinvested	12,806	88,425	47,535	339,652
Redemptions	(112,818)	(779,661)	(223,871)	(1,609,853)
Net increase (decrease)	(51,172)	(352,786)	35,091	257,780

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia New York Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.34		$7.25	$6.55	$7.49	$7.70	$7.61
Income from Investment Operations:
Net investment income (a)	0.15		0.30	0.31	0.31	0.31	0.32
Net realized and unrealized gain (loss) on investments and futures contracts	(0.38)		0.31	0.78	(0.87)	(0.19)	0.15
Total from investment operations	(0.23)		0.61	1.09	(0.56)	0.12	0.47
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.34)	(0.30)	(0.30)	(0.31)	(0.31)
From net realized gains	(0.01)		(0.18)	(0.09)	(0.08)	(0.02)	(0.07)
Total distributions to shareholders	(0.16)		(0.52)	(0.39)	(0.38)	(0.33)	(0.38)
Net Asset Value, End of Period	$6.95		$7.34	$7.25	$6.55	$7.49	$7.70
Total return (b)(c)	(3.12	)%(d)	8.86%	17.24%	(7.86)%	1.59%	6.31%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.87	%(f)(g)	0.84%	0.84%	0.84%	0.84%	0.84%
Waiver/Reimbursement	0.32	%(f)	0.28%	0.25%	0.24%	0.21%	0.21%
Net investment income (e)	4.42	%(f)(g)	4.11%	4.47%	4.29%	4.15%	4.16%
Portfolio turnover rate	13	%(d)	9%	20%	17%	15%	9%
Net assets, end of period (000s)	$50,227		$54,888	$50,469	$42,819	$49,751	$56,050

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia New York Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.34		$7.25	$6.55	$7.49	$7.70	$7.61
Income from Investment Operations:
Net investment income (a)	0.12		0.24	0.25	0.26	0.26	0.26
Net realized and unrealized gain (loss) on investments and futures contracts	(0.38)		0.32	0.78	(0.88)	(0.20)	0.15
Total from investment operations	(0.26)		0.56	1.03	(0.62)	0.06	0.41
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.29)	(0.24)	(0.24)	(0.25)	(0.25)
From net realized gains	(0.01)		(0.18)	(0.09)	(0.08)	(0.02)	(0.07)
Total distributions to shareholders	(0.13)		(0.47)	(0.33)	(0.32)	(0.27)	(0.32)
Net Asset Value, End of Period	$6.95		$7.34	$7.25	$6.55	$7.49	$7.70
Total return (b)(c)	(3.48	)%(d)	8.05%	16.38%	(8.54)%	0.83%	5.52%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.62	%(f)(g)	1.59%	1.59%	1.59%	1.59%	1.59%
Waiver/Reimbursement	0.32	%(f)	0.28%	0.25%	0.24%	0.21%	0.21%
Net investment income (e)	3.65	%(f)(g)	3.38%	3.73%	3.54%	3.40%	3.41%
Portfolio turnover rate	13	%(d)	9%	20%	17%	15%	9%
Net assets, end of period (000s)	$2,727		$4,540	$8,217	$10,084	$16,192	$22,782

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia New York Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.34		$7.25	$6.55	$7.49	$7.70	$7.61
Income from Investment Operations:
Net investment income (a)	0.13		0.26	0.28	0.28	0.28	0.28
Net realized and unrealized gain (loss) on investments and futures contracts	(0.38)		0.32	0.78	(0.87)	(0.19)	0.15
Total from investment operations	(0.25)		0.58	1.06	(0.59)	0.09	0.43
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.31)	(0.27)	(0.27)	(0.28)	(0.27)
From net realized gains	(0.01)		(0.18)	(0.09)	(0.08)	(0.02)	(0.07)
Total distributions to shareholders	(0.14)		(0.49)	(0.36)	(0.35)	(0.30)	(0.34)
Net Asset Value, End of Period	$6.95		$7.34	$7.25	$6.55	$7.49	$7.70
Total return (b)(c)	(3.33	)%(d)	8.37%	16.72%	(8.27)%	1.14%	5.84%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.32	%(f)(g)	1.29%	1.29%	1.29%	1.29%	1.29%
Waiver/Reimbursement	0.62	%(f)	0.58%	0.55%	0.54%	0.51%	0.51%
Net investment income (e)	3.96	%(f)(g)	3.66%	4.02%	3.84%	3.69%	3.71%
Portfolio turnover rate	13	%(d)	9%	20%	17%	15%	9%
Net assets, end of period (000s)	$8,544		$9,401	$9,031	$8,319	$9,729	$9,461

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

15

Notes to Financial Statements – Columbia New York Tax-Exempt Fund

April 30, 2011 (Unaudited)

Note 1. Organization

Columbia New York Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and New York individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fund Shares

The Trust has unlimited authorized shares of beneficial interest. The Fund offers Class A, Class B and Class C shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase.

Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Note 2. Summary of Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

16

Columbia New York Tax-Exempt Fund, April 30, 2011 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2010 was as follows:

Tax-Exempt Income	$2,650,565
Ordinary Income*	455,784
Long-Term Capital Gains	1,692,250

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$2,671,347
Unrealized depreciation	(1,686,137)
Net unrealized appreciation	$985,210

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

17

Columbia New York Tax-Exempt Fund, April 30, 2011 (Unaudited)

The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective March 1, 2011, the annual management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase.

Prior to March 1, 2011, the annual management fee was equal to a percentage of the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia Massachusetts Tax-Exempt Fund (collectively, combined daily net assets) at a rate that declined from 0.50% to 0.40% as the combined daily net assets increased.

The annualized effective management fee rate for the six month period ended April 30, 2011, was 0.47% of the Fund's average daily net assets.

Administration Fee

The Investment Manager also serves as the Fund Administrator and provides administration and other services to the Fund. Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee rates became effective on March 1, 2011.

Prior to March 1, 2011, the Investment Manager did not receive any compensation from the Fund for its administration services. The annualized effective administration fee rate for the six month period ended April 30, 2011, was 0.07% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee

Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six month period ended April 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.08% of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six

18

Columbia New York Tax-Exempt Fund, April 30, 2011 (Unaudited)

month period ended April 30, 2011, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an indirect wholly owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor which is equal to 0.10% annually of the net assets attributable to shares of the Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in an annual rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates. For the six month period ended April 30, 2011, the Fund's annualized effective service fee rate was 0.24% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares.

The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSC's, received by the Distributor for distributing Fund shares were $2,326 for Class A, $559 for Class B and $583 for Class C shares for the six month period ended April 30, 2011.

Fee Waivers and Expense Reimbursements

Effective March 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through February 29, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. The following expenses are excluded from the Fund's ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties. Merger costs are treated as extraordinary expenses and therefore not subject to the Fund's expense limits.

Prior to March 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, did not exceed the annual rate of 0.60% of the Fund's average daily net assets.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

19

Columbia New York Tax-Exempt Fund, April 30, 2011 (Unaudited)

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended April 30, 2011, these custody credits reduced total expenses by less than $1 for the Fund.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $8,027,552 and $12,499,753, respectively, for the six month period ended April 30, 2011.

Note 7. Shareholder Concentration

As of April 30, 2011, one shareholder account owned 18.4% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participated in a $225,000,000 committed, unsecured revolving line of credit provided by State Street. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280,000,000. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the Fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2011, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Non-Diversified Risk

The Fund is a non-diversified fund, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at April 30, 2011, invested in debt obligations issued by New York and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective May 16, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the

20

Columbia New York Tax-Exempt Fund, April 30, 2011 (Unaudited)

prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $400 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective July 1, 2011, the Fund pays a monthly service fee to the Distributor equal to 0.25% annually on the average net assets attributable to all Class A, Class B and Class C shares.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K

21

Columbia New York Tax-Exempt Fund, April 30, 2011 (Unaudited)

and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

22

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia New York Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

25

Columbia New York Tax-Exempt Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1025 C (06/11)

Columbia Connecticut Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended April 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	19

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Connecticut Intermediate Municipal Bond Fund

Average annual total return as of 04/30/11 (%)

Share class	A		B		C		T		Z
Inception	11/18/02		11/18/02		11/18/02		06/26/00		08/01/94
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	–0.65	–3.89	–1.02	–3.96	–0.85	–1.83	–0.60	–5.34	–0.53
1-year	2.92	–0.41	2.15	–0.85	2.51	1.51	3.02	–1.90	3.17
5-year	3.70	3.01	2.93	2.93	3.29	3.29	3.81	2.80	3.96
10-year	3.63	3.12	2.86	2.86	3.17	3.17	3.72	3.22	3.88

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month, 1-year, and 5-year periods), 4.75% for Class A shares (for the 10-year period) and 4.75% for Class T shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B, Class C, Class T and Class Z share performance information includes returns of Retail A shares (for Class A and Class T shares), Retail B shares (for Class B and Class C shares) and Trust shares (for Class Z shares) of Galaxy Connecticut Intermediate Municipal Bond Fund, the predecessor to the Fund and a series of The Galaxy Fund (the "Galaxy Connecticut Fund"), for periods prior to November 18, 2002, the date on which Class A, Class B, Class C, Class T and Class Z shares were initially offered by the Fund. Retail A share returns include returns of the BKB shares of the Galaxy Connecticut Fund for periods prior to June 26, 2001, the date on which BKB shares were converted to Retail A shares. The returns shown for all share classes reflect any differences in sales charges, but no returns have been restated to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between any predecessor share class and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to November 18, 2002 would be lower for Class B, Class C and Class T shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/11

–0.65%

Class A shares (without sales charge)

–0.33%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 04/30/11 ($)
Class A	10.76
Class B	10.76
Class C	10.76
Class T	10.76
Class Z	10.76

Distributions declared per share

11/01/10 – 04/30/11 ($)
Class A	0.17
Class B	0.13
Class C	0.14
Class T	0.17
Class Z	0.18

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

1

Understanding Your Expenses – Columbia Connecticut Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/10 – 04/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	993.50	1,020.83	3.95	4.01	0.80
Class B	1,000.00	1,000.00	989.80	1,017.11	7.65	7.75	1.55
Class C	1,000.00	1,000.00	991.50	1,018.84	5.93	6.01	1.20
Class T	1,000.00	1,000.00	994.00	1,021.32	3.46	3.51	0.70
Class Z	1,000.00	1,000.00	994.70	1,022.07	2.72	2.76	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – 96.7%
	Par ($)	Value ($)
Education – 9.8%
Education – 7.2%
CT Health & Educational Facilities Authority
Connecticut College: Series 2002 E, Insured: NPFGC 5.250% 07/01/22	400,000	411,212
Series 2008 N: 5.000% 07/01/18	2,120,000	2,339,145
5.000% 07/01/22	2,500,000	2,629,725
Quinnipiac University: Series 2007 I, Insured: NPFGC 5.000% 07/01/22	2,000,000	2,091,060
Series 2007 K2, Insured: NPFGC 5.000% 07/01/28	2,000,000	2,015,440
Trinity College: Series 1998 F, Insured: NPFGC 5.500% 07/01/21	500,000	573,200
Series 2004 H, Insured: NPFGC 5.000% 07/01/25	540,000	545,162
Yale University, Series 1997 T-1, 4.700% 07/01/29	4,800,000	4,922,736
Education Total		15,527,680
Prep School – 2.6%
CT Health & Educational Facilities Authority
Greenwich Academy, Inc., Series 2007 E, Insured: AGMC 5.250% 03/01/26	2,770,000	3,078,052
Loomis Chaffee School, Series 2005 F, Insured: AMBAC 5.250% 07/01/27	1,670,000	1,888,970
Miss Porter's School, Series 2006 B, Insured: AMBAC 4.500% 07/01/29	600,000	575,490
Prep School Total		5,542,512
Education Total		21,070,192

	Par ($)	Value ($)
Health Care – 6.0%
Continuing Care Retirement – 0.7%
CT Development Authority
Elim Park Baptist, Inc., Series 2003, 5.750% 12/01/23	1,500,000	1,511,865
Continuing Care Retirement Total		1,511,865
Hospitals – 4.5%
CT Health & Educational Facilities Authority
Ascension HealthCredit Group, Series 1999 B, 3.500% 11/15/29 (02/01/12) (a)(b)	790,000	806,606
Catholic Health East, Series 2010, 4.750% 11/15/29	3,420,000	3,230,395
Hospital for Special Care, Series 2007 C, Insured: RAD: 5.250% 07/01/20	1,235,000	1,248,844
5.250% 07/01/27	750,000	692,955
Middlesex Hospital: Series 1997 H, Insured: FSA 5.000% 07/01/12	1,060,000	1,062,491
Series 2006 M, Insured: AGMC 4.875% 07/01/27	500,000	498,030
William W. Backus Hospital, Series 2005 G, Insured: AGMC 5.000% 07/01/24	2,060,000	2,126,724
Hospitals Total		9,666,045
Intermediate Care Facilities – 0.1%
CT Health & Educational Facilities Authority
Village for Families & Children, Inc., Series 2002 A, Insured: AMBAC 5.000% 07/01/23	260,000	248,887
Intermediate Care Facilities Total		248,887
Nursing Homes – 0.7%
CT Development Authority
Alzheimer's Resources Center, Inc., Series 2007: 5.200% 08/15/17	1,080,000	1,031,886
5.400% 08/15/21	500,000	458,005
Nursing Homes Total		1,489,891
Health Care Total		12,916,688

See Accompanying Notes to Financial Statements.

3

Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Housing – 8.8%
Multi-Family – 1.6%
CT Bridgeport Housing Authority
Series 2009: 5.000% 06/01/22	1,035,000	1,062,924
5.000% 06/01/23	1,085,000	1,105,583
PR Commonwealth of Puerto Rico Housing Finance Authority
Series 2008, 5.000% 12/01/13	1,300,000	1,389,297
Multi-Family Total		3,557,804
Single-Family – 7.2%
CT Housing Finance Authority
Housing Mortgage Finance Program, Series 2003 D, 4.400% 11/15/15	2,000,000	2,035,660
Mortgage Finance Program, Series 2008 B-1, 4.750% 11/15/23	3,000,000	3,079,170
Series 2003 C-1, 4.850% 11/15/23	4,000,000	4,102,800
Series 2005 D-1, 4.100% 05/15/17	2,200,000	2,284,678
Series 2009, 4.550% 11/15/24	4,000,000	4,052,120
Single-Family Total		15,554,428
Housing Total		19,112,232
Industrials – 0.4%
Manufacturing – 0.4%
CT Development Authority
Series 1993, GTY AGMT: Ethan Allen, Inc. 7.500% 06/01/11	905,000	907,100
Manufacturing Total		907,100
Industrials Total		907,100
Other – 8.6%
Pool/Bond Bank – 3.7%
CT State
Series 2003: 5.000% 10/01/12	1,000,000	1,065,240
5.000% 10/01/15	1,000,000	1,157,330
5.000% 10/01/19	4,290,000	4,646,327
Series 2009 C, 5.000% 10/01/18	1,000,000	1,175,790
Pool/Bond Bank Total		8,044,687

	Par ($)	Value ($)
Refunded/Escrowed (c) – 4.9%
CT Clean Water Fund
Series 1993, Escrowed to Maturity, 6.000% 10/01/12	610,000	636,517
CT Hartford County Metropolitan District
Series 2002, Pre-refunded 05/15/12, 5.000% 04/01/19	1,205,000	1,269,251
CT New Haven
Series 2002 C, Pre-refunded 11/01/12, Insured: NPFGC 5.000% 11/01/18	1,985,000	2,136,535
Series 2003 A, Pre-refunded 11/01/13, Insured: FGIC 5.250% 11/01/16	170,000	190,939
CT State
Series 2003 F, Pre-refunded 10/15/13, Insured: NPFGC 5.250% 10/15/20	3,670,000	4,079,682
CT University of Connecticut
Series 2002 A, Pre-refunded 04/01/12, 5.375% 04/01/13	1,000,000	1,046,800
Student Fee, Series 2002 A, Pre-refunded 04/01/12, 5.250% 05/15/14	1,185,000	1,245,944
Refunded/Escrowed Total		10,605,668
Other Total		18,650,355
Resource Recovery – 0.8%
Disposal – 0.8%
CT New Haven Solid Waste & Recycling Authority
Series 2008, 5.125% 06/01/23	1,520,000	1,620,046
Disposal Total		1,620,046
Resource Recovery Total		1,620,046
Tax-Backed – 55.1%
Local General Obligations – 24.9%
CT Bridgeport
Series 2002 A, Insured: NPFGC 5.375% 08/15/14	1,600,000	1,673,264

See Accompanying Notes to Financial Statements.

4

Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2004 C, Insured: NPFGC: 5.250% 08/15/17	1,500,000	1,691,655
5.500% 08/15/21	1,125,000	1,263,859
CT Danbury
Series 1995, 5.625% 02/01/13	200,000	216,938
Series 2004, Insured: NPFGC 4.750% 08/01/16	1,270,000	1,407,630
CT Darien
Series 2009 A, 5.000% 08/01/16	500,000	588,415
CT East Haven
Series 2003, Insured: NPFGC 5.000% 09/01/15	640,000	702,701
CT Fairfield
Series 2004, 4.500% 01/01/16	1,690,000	1,825,065
Series 2008: 5.000% 01/01/20	1,000,000	1,181,820
5.000% 01/01/22	500,000	591,230
CT Hartford
Series 2005 C, Insured: NPFGC 5.000% 09/01/19	2,085,000	2,332,906
Series 2006, Insured: AMBAC 5.000% 07/15/22	600,000	629,430
Series 2009 A, Insured: AGC 5.000% 08/15/17	695,000	804,664
Series 2011 A: 5.250% 04/01/22	1,325,000	1,468,444
5.250% 04/01/23	1,325,000	1,449,060
5.250% 04/01/24	1,325,000	1,431,649
CT New Britain
Series 2006, Insured: AMBAC 5.000% 04/15/17	1,165,000	1,331,665
CT New Haven
Series 2002 B, Insured: NPFGC 5.375% 11/01/12	995,000	1,059,824
Series 2003 A, Insured: NPFGC 5.250% 11/01/16	1,830,000	2,020,357
Series 2008, Insured: AGMC 5.000% 11/01/18	4,260,000	5,036,811

	Par ($)	Value ($)
CT New London
Series 2003 C, Insured: AMBAC 5.000% 02/01/17	1,290,000	1,370,019
CT New Milford
Series 2004, Insured: AMBAC 5.000% 01/15/16	1,025,000	1,186,150
CT Newtown
Series 2009, 4.000% 07/01/16	750,000	841,372
Series 2010, 4.500% 07/01/20	1,500,000	1,702,365
CT North Haven
Series 2007: 4.750% 07/15/24	1,150,000	1,310,781
4.750% 07/15/25	1,150,000	1,298,108
CT Regional School District No. 15
Series 2003, Insured: NPFGC: 5.000% 02/01/15	1,105,000	1,235,512
5.000% 02/01/16	1,025,000	1,162,555
CT Ridgefield
Series 2009, 5.000% 09/15/20	2,130,000	2,528,566
CT Seymour
Series 2010 B, 4.000% 08/01/18	815,000	884,308
CT Stamford
Series 2003 B, 5.250% 08/15/17	1,125,000	1,346,816
Series 2009 B, 4.000% 07/01/16	1,500,000	1,685,925
CT Trumbull
Series 2009: 4.000% 09/15/20	575,000	614,704
4.000% 09/15/21	600,000	631,224
CT Watertown
Series 2005, Insured: NPFGC 5.000% 08/01/17	1,060,000	1,236,448
Series 2009 B, 5.000% 07/01/17	2,000,000	2,333,560
CT Weston
Series 2004, 5.250% 07/15/15	1,300,000	1,512,238
CT Westport
Series 2003, 5.000% 08/15/18	1,200,000	1,297,740

See Accompanying Notes to Financial Statements.

5

Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CT Windham
Series 2004, Insured: NPFGC 5.000% 06/15/15	785,000	900,874
Local General Obligations Total		53,786,652
Special Non-Property Tax – 11.0%
CT Special Tax Obligation
Transportation Infrastructure: Series 1992 B, 6.125% 09/01/12	275,000	285,340
Series 1998 A, Insured: NPFGC 5.500% 10/01/12	3,250,000	3,470,350
Series 2003 B, Insured: NPFGC 5.000% 01/01/23	800,000	847,152
Series 2009 A, 4.500% 12/01/19	3,765,000	4,209,684
Series 2009: 4.250% 02/01/17	3,000,000	3,341,340
5.000% 02/01/19	3,450,000	3,981,921
OH Hamilton County Sales Tax
Series 2000 B, Insured: AMBAC (d) 12/01/28	3,000,000	1,086,240
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2002 E, Insured: AGMC 5.500% 07/01/17	1,870,000	2,048,286
Series 2005 BB, Insured: AGMC 5.250% 07/01/22	2,500,000	2,614,950
VI Virgin Islands Public Finance Authority
Series 2010 A, 5.000% 10/01/25	2,020,000	1,960,329
Special Non-Property Tax Total		23,845,592
Special Property Tax – 1.4%
CT Harbor Point Infrastructure Improvement District
Series 2010 A, 7.000% 04/01/22	3,000,000	3,141,450
Special Property Tax Total		3,141,450
State Appropriated – 5.4%
CT Health & Educational Facilities Authority
State University System, Series 2007 I, Insured: AGMC 5.250% 11/01/17	1,000,000	1,180,280

	Par ($)	Value ($)
CT State
Certificates of Participation, Juvenile Training School, Series 2001, 5.250% 12/15/14	1,565,000	1,624,533
CT University of Connecticut
Series 2004 A, Insured: NPFGC 5.000% 01/15/13	2,000,000	2,149,240
Series 2006 A, Insured: NPFGC 5.000% 02/15/16	1,400,000	1,617,756
Series 2007 A, 4.000% 04/01/24	2,100,000	2,127,930
Series 2009 A, 5.000% 02/15/23	2,000,000	2,216,680
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A, LOC: Government Development Bank for Puerto Rico 5.750% 08/01/27 (02/01/12) (a)(b)	700,000	712,166
State Appropriated Total		11,628,585
State General Obligations – 12.4%
CT Housing Finance Authority
Series 2009: 5.000% 06/15/18	1,755,000	2,023,059
5.000% 06/15/19	1,840,000	2,109,910
CT State
Series 1993 E, 6.000% 03/15/12	975,000	1,022,814
Series 2001, Insured: AGMC 5.500% 12/15/14	1,500,000	1,726,545
Series 2003 E, Insured: NPFGC 5.000% 08/15/21	1,000,000	1,065,380
Series 2005 B, Insured: AMBAC 5.250% 06/01/20	600,000	710,454
Series 2005 D, Insured: NPFGC 5.000% 11/15/23	4,000,000	4,305,440
Series 2006 E, 5.000% 12/15/20	3,000,000	3,329,760
Series 2008 B, 5.000% 04/15/22	5,415,000	6,031,714
Series 2009 A, 5.000% 01/01/16	3,960,000	4,556,019
State General Obligations Total		26,881,095
Tax-Backed Total		119,283,374

See Accompanying Notes to Financial Statements.

6

Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Utilities – 7.2%
Investor Owned – 3.2%
CT Development Authority
Pollution Control Revenue: Connecticut Light & Power Co., Series 1993 A, 5.850% 09/01/28	6,360,000	6,362,162
United Illuminating Co., Series 2009, 5.750% 06/01/26 (02/01/12) (a)(b)	500,000	513,195
Investor Owned Total		6,875,357
Joint Power Authority – 1.8%
CT Municipal Electric Energy Cooperative Power Supply Systems
Series 2006, Insured: AMBAC 5.000% 01/01/22	2,000,000	2,143,460
Series 2009 A, Insured: AGC 5.000% 01/01/17	1,525,000	1,741,870
Joint Power Authority Total		3,885,330
Municipal Electric – 0.9%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2003 NN, Insured: NPFGC 5.250% 07/01/19	285,000	304,791
Series 2010, 5.250% 07/01/24	1,660,000	1,667,669
Municipal Electric Total		1,972,460
Water & Sewer – 1.3%
CT South Central Regional Water Authority
Series 2003 B, Insured: NPFGC 5.250% 08/01/29 (a)	750,000	783,113
Series 2007 A, Insured: NPFGC: 5.250% 08/01/22	1,370,000	1,558,279
5.250% 08/01/23	500,000	563,050
Water & Sewer Total		2,904,442
Utilities Total		15,637,589
Total Municipal Bonds (cost of $202,199,295)		209,197,576

Investment Companies – 2.4%
	Shares	Value ($)
BofA Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.200%)	2,625,514	2,625,514
Dreyfus Municipal Cash Management Plus (7 day yield of 0.110%)	2,502,022	2,502,022
Total Investment Companies (cost of $5,127,536)		5,127,536
Total Investments – 99.1% (cost of $207,326,831) (e)		214,325,112
Other Assets & Liabilities, Net – 0.9%		2,046,454
Net Assets – 100.0%		216,371,566

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2011.

(b)  Parenthetical date represents the next interest rate reset date for the security.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Zero coupon bond.

(e)  Cost for federal income tax purposes is $207,298,083.

  Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

  The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

  Fair value inputs are summarized in the three broad levels listed below:

• Level 1—Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2—Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3—Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

See Accompanying Notes to Financial Statements.

7

Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

  Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

  Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$209,197,576	$—	$209,197,576
Total Investment Companies	5,127,536	—	—	5,127,536
Total Investments	$5,127,536	$209,197,576	$—	$214,325,112

The Fund's assets assigned to the Level 2 category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Level 1 and level 2 during the period.

At April 30, 2011, the composition of the Fund by revenue source is as follows:

Holding By Revenue Source	% of Net Assets
Tax-Backed	55.1
Education	9.8
Housing	8.8
Utilites	7.2
Health Care	6.0
Refunded/Escrowed	4.9
Pool/Bond Bank	3.7
Resource Recovery	0.8
Industrials	0.4
96.7
Investment Companies	2.4
Other Assets & Liabilities, Net	0.9
100.0
Acronym	Name
AGC	Assured Guaranty Corp.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

		($)
Assets	Investments, at identified cost	207,326,831
	Investments, at value	214,325,112
	Cash	657
	Receivable for:
	Investments sold	188,516
	Fund shares sold	27,783
	Interest	2,740,438
	Expense reimbursement due from Investment Manager	69,105
	Trustees' deferred compensation plan	29,151
	Total Assets	217,380,762
Liabilities	Payable for:
	Fund shares repurchased	296,912
	Distributions	535,234
	Investment advisory fee	70,988
	Administration fee	12,717
	Pricing and bookkeeping fees	11,010
	Transfer agent fee	15,587
	Trustees' fees	120
	Audit fee	20,753
	Custody fee	1,036
	Distribution and service fees	8,483
	Chief compliance officer expenses	36
	Trustees' deferred compensation plan	29,151
	Other liabilities	7,169
	Total Liabilities	1,009,196
	Net Assets	216,371,566
Net Assets Consist of	Paid-in capital	209,455,521
	Undistributed net investment income	127,108
	Accumulated net realized loss	(209,344)
	Net unrealized appreciation on investments	6,998,281
	Net Assets	216,371,566

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities (continued) – Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Class A	Net assets	$10,308,955
	Shares outstanding	958,517
	Net asset value per share	$10.76	(a)
	Maximum sales charge	3.25%
	Maximum offering price per share ($10.76/0.9675)	$11.12	(b)
Class B	Net assets	$881,171
	Shares outstanding	81,927
	Net asset value and offering price per share	$10.76	(a)
Class C	Net assets	$7,059,351
	Shares outstanding	656,375
	Net asset value and offering price per share	$10.76	(a)
Class T	Net assets	$15,113,931
	Shares outstanding	1,405,276
	Net asset value per share	$10.76	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($10.76/0.9525)	$11.30	(b)
Class Z	Net assets	$183,008,158
	Shares outstanding	17,015,999
	Net asset value, offering and redemption price per share	$10.76

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Columbia Connecticut Intermediate Municipal Bond Fund

For the Six Months Ended April 30, 2011 (Unaudited)

		($)
Investment Income	Interest	4,433,695
	Dividends	1,299
	Total Investment Income	4,434,994
Expenses	Investment advisory fee	512,451
	Administration fee	76,676
	Distribution fee:
	Class B	4,402
	Class C	26,995
	Service fee:
	Class A	13,743
	Class B	1,467
	Class C	8,999
	Shareholder service fee:
	Class T	11,525
	Transfer agent fee	121,994
	Pricing and bookkeeping fees	47,163
	Trustees' fees	15,005
	Custody fee	6,428
	Chief compliance officer expenses	512
	Other expenses	93,170
	Total Expenses	940,530
	Fees waived or expenses reimbursed by Investment Manager	(256,699)
	Fees waived by distributor—Class C	(12,598)
	Expense reductions	(47)
	Net Expenses	671,186
	Net Investment Income	3,763,808
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized gain on investments	488,724
	Net change in unrealized appreciation (depreciation) on investments	(6,378,697)
	Net Loss	(5,889,973)
	Net Decrease Resulting from Operations	(2,126,165)

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Columbia Connecticut Intermediate Municipal Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2011 ($)	Year Ended October 31, 2010 ($)
Operations	Net investment income	3,763,808	8,078,463
	Net realized gain on investments	488,724	291,778
	Net change in unrealized appreciation (depreciation) on investments	(6,378,697)	6,931,679
	Net increase (decrease) resulting from operations	(2,126,165)	15,301,920
Distributions to Shareholders	From net investment income:
	Class A	(172,004)	(353,945)
	Class B	(13,953)	(38,882)
	Class C	(98,332)	(214,718)
	Class T	(248,395)	(536,836)
	Class Z	(3,224,420)	(6,921,044)
	Total distributions to shareholders	(3,757,104)	(8,065,425)
	Net Capital Stock Transactions	(24,554,424)	948,570
	Total increase (decrease) in net assets	(30,437,693)	8,185,065
Net Assets	Beginning of period	246,809,259	238,624,194
	End of period	216,371,566	246,809,259
	Undistributed net investment income at end of period	127,108	120,404

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Columbia Connecticut Intermediate Municipal Bond Fund

	Capital Stock Activity
	(Unaudited) Period Ended		Year Ended
	April 30, 2011		October 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	309,089	3,273,635	303,308	3,283,354
Distributions reinvested	8,418	89,831	18,009	195,913
Redemptions	(400,408)	(4,216,298)	(296,407)	(3,239,906)
Net increase (decrease)	(82,901)	(852,832)	24,910	239,361
Class B
Subscriptions	369	3,927	515	5,604
Distributions reinvested	472	5,037	1,871	20,309
Redemptions	(52,224)	(558,514)	(55,775)	(602,226)
Net decrease	(51,383)	(549,550)	(53,389)	(576,313)
Class C
Subscriptions	54,889	584,215	111,049	1,208,515
Distributions reinvested	4,145	44,236	10,357	112,549
Redemptions	(120,341)	(1,274,719)	(156,669)	(1,707,837)
Net decrease	(61,307)	(646,268)	(35,263)	(386,773)
Class T
Subscriptions	3,003	32,058	1,816	19,819
Distributions reinvested	12,353	131,846	31,495	342,198
Redemptions	(119,061)	(1,268,290)	(104,602)	(1,146,463)
Net decrease	(103,705)	(1,104,386)	(71,291)	(784,446)
Class Z
Subscriptions	557,609	5,922,102	2,775,544	30,001,521
Distributions reinvested	10,785	115,229	20,374	221,500
Redemptions	(2,582,504)	(27,438,719)	(2,557,640)	(27,766,280)
Net increase (decrease)	(2,014,110)	(21,401,388)	238,278	2,456,741

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$11.00		$10.69		$10.06		$10.62		$10.76	$10.69
Income from Investment Operations:
Net investment income (a)	0.17		0.33		0.35		0.37		0.36	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	(0.24)		0.31		0.63		(0.55)		(0.15)	0.07
Total from investment operations	(0.07)		0.64		0.98		(0.18)		0.21	0.43
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.33)		(0.35)		(0.38)		(0.35)	(0.36)
Net Asset Value, End of Period	$10.76		$11.00		$10.69		$10.06		$10.62	$10.76
Total return (b)	(0.65	)%(c)(d)	6.10	%(c)	9.87	%(c)	(1.80	)%(c)	2.03%	4.13%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.80	%(f)	0.80%		0.78%		0.75%		1.06%	1.00%
Waiver/Reimbursement	0.23	%(f)	0.14%		0.16%		0.21%		—	—
Net investment income (e)	3.14	%(f)	3.08%		3.35%		3.55%		3.35%	3.41%
Portfolio turnover rate	3	%(d)	10%		12%		4%		10%	10%
Net assets, end of period (000s)	$10,309		$11,458		$10,863		$12,115		$2,566	$7,586

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$11.00		$10.69		$10.06		$10.62		$10.76	$10.69
Income from Investment Operations:
Net investment income (a)	0.13		0.25		0.28		0.30		0.28	0.28
Net realized and unrealized gain (loss) on investments and futures contracts	(0.24)		0.31		0.62		(0.56)		(0.15)	0.07
Total from investment operations	(0.11)		0.56		0.90		(0.26)		0.13	0.35
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.25)		(0.27)		(0.30)		(0.27)	(0.28)
Net Asset Value, End of Period	$10.76		$11.00		$10.69		$10.06		$10.62	$10.76
Total return (b)	(1.02	)%(c)(d)	5.31	%(c)	9.05	%(c)	(2.52	)%(c)	1.27%	3.35%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.55	%(f)	1.55%		1.53%		1.50%		1.81%	1.75%
Waiver/Reimbursement	0.23	%(f)	0.14%		0.16%		0.21%		—	—
Net investment income (e)	2.39	%(f)	2.34%		2.62%		2.86%		2.58%	2.66%
Portfolio turnover rate	3	%(d)	10%		12%		4%		10%	10%
Net assets, end of period (000s)	$881		$1,467		$1,995		$2,528		$2,767	$3,941

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.00		$10.69	$10.06	$10.62	$10.76	$10.69
Income from Investment Operations:
Net investment income (a)	0.14		0.29	0.31	0.34	0.31	0.32
Net realized and unrealized gain (loss) on investments and futures contracts	(0.24)		0.31	0.63	(0.56)	(0.14)	0.07
Total from investment operations	(0.10)		0.60	0.94	(0.22)	0.17	0.39
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.29)	(0.31)	(0.34)	(0.31)	(0.32)
Net Asset Value, End of Period	$10.76		$11.00	$10.69	$10.06	$10.62	$10.76
Total return (b)(c)	(0.85	)%(d)	5.68%	9.43%	(2.18)%	1.63%	3.72%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.20	%(f)	1.20%	1.18%	1.15%	1.46%	1.40%
Waiver/Reimbursement	0.58	%(f)	0.49%	0.51%	0.56%	0.35%	0.35%
Net investment income (e)	2.74	%(f)	2.68%	2.94%	3.20%	2.93%	3.01%
Portfolio turnover rate	3	%(d)	10%	12%	4%	10%	10%
Net assets, end of period (000s)	$7,059		$7,897	$8,047	$6,203	$4,993	$6,436

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$11.00		$10.69		$10.06		$10.62		$10.76	$10.69
Income from Investment Operations:
Net investment income (a)	0.17		0.35		0.36		0.39		0.37	0.37
Net realized and unrealized gain (loss) on investments and futures contracts	(0.24)		0.30		0.63		(0.56)		(0.15)	0.07
Total from investment operations	(0.07)		0.65		0.99		(0.17)		0.22	0.44
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.34)		(0.36)		(0.39)		(0.36)	(0.37)
Net Asset Value, End of Period	$10.76		$11.00		$10.69		$10.06		$10.62	$10.76
Total return (b)	(0.60	)%(c)(d)	6.21	%(c)	9.98	%(c)	(1.68	)%(c)	2.14%	4.23%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.70	%(f)	0.70%		0.68%		0.65%		0.96%	0.90%
Waiver/Reimbursement	0.23	%(f)	0.14%		0.16%		0.21%		—	—
Net investment income (e)	3.24	%(f)	3.18%		3.46%		3.71%		3.43%	3.51%
Portfolio turnover rate	3	%(d)	10%		12%		4%		10%	10%
Net assets, end of period (000s)	$15,114		$16,603		$16,889		$17,461		$19,753	$22,676

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$11.00		$10.69		$10.06		$10.62		$10.76	$10.69
Income from Investment Operations:
Net investment income (a)	0.18		0.36		0.38		0.41		0.38	0.39
Net realized and unrealized gain (loss) on investments and futures contracts	(0.24)		0.31		0.63		(0.56)		(0.14)	0.07
Total from investment operations	(0.06)		0.67		1.01		(0.15)		0.24	0.46
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.36)		(0.38)		(0.41)		(0.38)	(0.39)
Net Asset Value, End of Period	$10.76		$11.00		$10.69		$10.06		$10.62	$10.76
Total return (b)	(0.53	)%(c)(d)	6.37	%(c)	10.14	%(c)	(1.53	)%(c)	2.29%	4.39%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.55	%(f)	0.55%		0.53%		0.50%		0.81%	0.75%
Waiver/Reimbursement	0.23	%(f)	0.14%		0.16%		0.21%		—	—
Net investment income (e)	3.39	%(f)	3.33%		3.60%		3.86%		3.58%	3.65%
Portfolio turnover rate	3	%(d)	10%		12%		4%		10%	10%
Net assets, end of period (000s)	$183,008		$209,384		$200,830		$169,072		$138,817	$138,865

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Note 1. Organization

Columbia Connecticut Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut individual income tax, as is consistent with relative stability of principal.

Fund Shares

The Trust has unlimited authorized shares of beneficial interest. The Fund offers Class A, Class B, Class C, Class T and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase.

Class B shares are subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase. Class T shares are available only to certain investors, as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are

19

Columbia Connecticut Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2010 was as follows:

October 31, 2010
Distributions paid from:
Tax-Exempt Income	$8,065,425
Ordinary Income*	—
Long-Term Capital Gains	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$7,893,138
Unrealized depreciation	(866,109)
Net unrealized appreciation	$7,027,029

20

Columbia Connecticut Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

The following capital loss carryforwards, determined as of October 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2016	$120,603
2017	550,750
$671,353

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective March 1, 2011, the annual management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase.

Prior to March 1, 2011, the annual management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.48% to 0.35% as the Fund's net assets increased. The annualized effective management fee rate for the six month period ended April 30, 2011, was 0.45% of the Fund's average daily net assets.

Administration Fee

The Investment Manager also serves as the Fund Administrator and provides administration and other services to the Fund. Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee rates became effective on March 1, 2011.

Prior to March 1, 2011, the annual administration fee was equal to 0.067% of the Fund's average daily net assets. The annualized effective administration fee rate for the six month period ended April 30, 2011, was 0.068% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee

Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement

21

Columbia Connecticut Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six month period ended April 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.10% of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended April 30, 2011, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and
Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an indirect wholly owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Service Fee

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis.

Sales Charges

Sales charges, including front-end charges and CDSC's, received by the Distributor for distributing Fund shares were $399 for Class A and $65 for Class B shares for the six month period ended April 30, 2011.

Fee Waivers and Expense Reimbursements

Effective March 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through February 29, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.79%, 1.54%, 1.54%, 0.69% and 0.54% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class T and Class Z shares, respectively. The following expenses are excluded from the Fund's ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses, the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties.

Prior to March 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, did not exceed the annual rate of 0.55% of the Fund's average daily net assets.

22

Columbia Connecticut Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended April 30, 2011 these custody credits reduced total expenses by $47 for the Fund.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $6,116,003 and $33,606,579, respectively, for the six month period ended April 30, 2011.

Note 7. Shareholder Concentration

As of April 30, 2011, one shareholder account owned 78.7% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participated in a $225,000,000 committed, unsecured revolving line of credit provided by State Street. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280,000,000. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the Fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2011, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Non-Diversified Risk

The Fund is a non-diversified fund, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at April 30, 2011, invested in debt obligations issued by each of Connecticut and their political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of these states' or territories' municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At April 30, 2011, NPFGC, which is rated by Standard and Poor's, insured 21.4% of the Fund's total net assets.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with

23

Columbia Connecticut Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective May 16, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $400 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

24

Columbia Connecticut Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

25

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Connecticut Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Connecticut Intermediate Municipal Bond Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1030 C (06/11)

Columbia Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended April 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	20

Statement of Operations	22

Statement of Changes in Net Assets	23

Financial Highlights	25

Notes to Financial Statements	30

Shareholder Meeting Results	36

Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Intermediate Municipal Bond Fund

Average annual total return as of 04/30/11 (%)

Share class	A		B		C		T		Z
Inception	11/25/02		11/25/02		11/25/02		06/26/00		06/14/93
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	–0.79	–4.06	–1.11	–4.04	–0.89	–1.87	–0.77	–5.50	–0.70
1-year	2.85	–0.51	2.18	–0.80	2.64	1.65	2.90	–2.01	3.05
5-year	3.96	3.28	3.28	3.28	3.75	3.75	4.01	3.00	4.16
10-year	3.90	3.40	3.21	3.21	3.60	3.60	3.95	3.44	4.11

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month, 1-year, and 5-year periods, respectively), and 4.75% for Class A shares (for the 10-year period) and 4.75% for Class T shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B, Class C, Class T and Class Z share performance information includes returns of Retail A shares (for Class A and Class T shares), Retail B shares (for Class B and Class C shares) and Trust shares (for Class Z shares) of Galaxy Intermediate Tax-Exempt Bond Fund, the predecessor to the Fund and a series of The Galaxy Fund (the "Galaxy Intermediate Fund"), for periods prior to November 25, 2002, the date on which Class A, Class B, Class C, Class T and Class Z shares were initially offered by the Fund. Retail A share returns include returns of the BKB shares of the Galaxy Intermediate Fund for periods prior to June 26, 2001, the date on which BKB shares were converted to Retail A shares. The returns shown for all share classes reflect any differences in sales charges, but no returns have been restated to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between any predecessor share class and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to November 25, 2002 would be lower for Class B, Class C and Class T shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/11

–0.79%

Class A shares (without sales charge)

–0.33%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 04/30/11 ($)
Class A	10.31
Class B	10.31
Class C	10.31
Class T	10.31
Class Z	10.31

Distributions declared per share

11/01/10 – 04/30/11 ($)
Class A	0.18
Class B	0.15
Class C	0.17
Class T	0.19
Class Z	0.19

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/10 – 04/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	992.10	1,021.42	3.77	3.82	0.75
Class B	1,000.00	1,000.00	988.90	1,018.15	7.02	7.12	1.40
Class C	1,000.00	1,000.00	991.10	1,020.42	4.77	4.84	0.95
Class T	1,000.00	1,000.00	992.30	1,021.68	3.52	3.57	0.70
Class Z	1,000.00	1,000.00	993.00	1,022.43	2.76	2.80	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – 96.5%
	Par ($)	Value ($)
Education – 3.4%
Education – 3.3%
CA Municipal Finance Authority
Biola University, Series 2008 A, 5.625% 10/01/23	3,000,000	2,974,740
CA University
Series 2008 A, Insured: AGMC 5.000% 11/01/22	5,000,000	5,273,150
CT Health & Educational Facilities Authority
Trinity College, Series 1998 F, Insured: NPFGC 5.500% 07/01/21	1,000,000	1,146,400
KS Development Finance Authority
Board of Regents Scientific Research, Series 2003, Insured: AMBAC 5.000% 10/01/19	2,000,000	2,147,680
KS Washburn University
Topeka Living Learning Center, Series 2004, Insured: AMBAC 5.000% 07/01/18	900,000	915,237
MA College Building Authority
Series 1994 A, 7.500% 05/01/14	500,000	554,205
MA Health & Educational Facilities Authority
Boston College, Series 2008, 5.500% 06/01/24	2,670,000	3,169,851
MO Health & Educational Facilities Authority
St. Louis University, Series 1998, 5.500% 10/01/16	1,000,000	1,182,090
Washington University, Series 2001 A, 5.500% 06/15/16	1,000,000	1,190,000
NH Health & Education Facilities Authority
Series 2009 A, 5.000% 07/01/23	8,370,000	8,873,204

	Par ($)	Value ($)
NY Dormitory Authority
Mount Sinai School of Medicine, Series 2009: 5.500% 07/01/26	14,635,000	15,360,164
5.500% 07/01/27	10,675,000	11,115,878
Series 2005 B, Insured: NPFGC 5.500% 07/01/21	6,345,000	7,387,420
St. John's University, Series 2007 C, Insured: NPFGC 5.250% 07/01/23	3,245,000	3,568,527
RI Health & Educational Building Corp.
Series 2003, Insured: SYNC 5.250% 04/01/15	1,500,000	1,535,145
TX Public Finance Authority
Stephen F. Austin University, Series 2005, Insured: NPFGC 5.000% 10/15/19	2,000,000	2,136,180
TX University of Texas
Series 2004 A, 5.250% 08/15/17	2,000,000	2,383,880
Series 2006 D, 5.000% 08/15/18	1,545,000	1,770,585
Education Total		72,684,336
Prep School – 0.1%
TX San Juan Higher Education Finance Authority
Idea Public Schools,
Series 2010 A: 5.125% 08/15/20	2,000,000	1,942,280
5.750% 08/15/24	1,590,000	1,532,633
Prep School Total		3,474,913
Education Total		76,159,249
Health Care – 8.6%
Continuing Care Retirement – 2.0%
CO Health Facilities Authority
Covenant Retirement Communities, Inc., Series 2005, 5.000% 12/01/18	1,000,000	996,960
FL Lakeland
Carpenters Retirement Community, Series 2008, 5.875% 01/01/19	1,875,000	1,876,538

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – (continued)
	Par ($)	Value ($)
FL Lee County Industrial Development Authority
Shell Point, Series 2007, 5.000% 11/15/22	7,650,000	6,716,623
FL Orange County Health Facilities Authority
Orlando Lutheran Towers, Series 2005, 5.000% 07/01/13	3,125,000	3,053,312
FL Sarasota County Health Facilities Authority
Village on the Isle, Series 2007, 5.500% 01/01/27	4,000,000	3,489,080
IL Finance Authority
Monarch Landing, Inc., Series 2007 A: 5.500% 12/01/13 (a)	1,855,578	19
6.000% 12/01/17 (a)	3,027,967	30
Sedgebrook, Inc., Series 2007 A: 5.400% 11/15/16 (a)	1,648,203	41,370
5.875% 11/15/22 (a)	6,090,550	152,873
IN Health & Educational Facility Financing Authority
Baptist Homes of Indiana, Series 2005, 5.250% 11/15/25	10,640,000	10,193,865
KS Lenexa
Lakeview Village, Inc., Series 2007, 5.250% 05/15/22	2,650,000	2,118,649
KS Manhattan
Manhattan Health Care Facility, Series 2007 A, 5.000% 05/15/24	6,000,000	5,064,840
MA Development Finance Agency
Orchard Cove, Inc., Series 2007, 5.000% 10/01/17	930,000	857,190
MO St. Louis Industrial Development Authority
St. Andrew's Resources for Seniors, Series 2007 A, 6.250% 12/01/26	7,000,000	6,324,850
TX Tarrant County Cultural Education Facilities Finance Corp.
Air Force Village, Series 2007, 5.125% 05/15/27	3,750,000	3,298,650
Continuing Care Retirement Total		44,184,849

	Par ($)	Value ($)
Hospitals – 6.4%
AZ Maricopa County Industrial Development Authority
Catholic Healthcare West, Series 2007 A, 5.000% 07/01/18	3,500,000	3,667,125
CA Health Facilities Financing Authority
Catholic Healthcare West, Series 2009 F, 5.000% 07/01/27 (07/01/14) (b)(c)	3,000,000	3,230,100
St. Joseph Health System, Series 2009 B, 5.000% 07/01/18	10,445,000	10,894,762
CO Health Facilities Authority
Catholic Health Initiatives, Series 2008 D, 5.500% 10/01/38 (11/12/15) (b)(c)	5,000,000	5,663,300
FL Highlands County Health Facilities Authority
Adventist Health/Sunbelt GP, Series 2005 A: 5.000% 11/15/20	1,000,000	1,035,690
5.000% 11/15/22	1,000,000	1,016,340
FL Hillsborough County Industrial Development Authority
Tampa General Hospital, Series 2003 A, 5.000% 10/01/18	1,000,000	1,011,250
FL Orange County Health Facilities Authority
Series 1996 A, Insured: NPFGC 6.250% 10/01/16	1,700,000	1,888,802
FL St. Petersburg Health Facilities Authority
All Children's Hospital, Series 2002, Insured: AMBAC: 5.500% 11/15/14	1,720,000	1,796,557
5.500% 11/15/15	1,995,000	2,074,381
5.500% 11/15/16	1,980,000	2,048,369
FL Tampa Health Systems
Catholic Health East, Series 1998 A-1, Insured: NPFGC: 5.500% 11/15/13	6,080,000	6,579,290
5.500% 11/15/14	6,000,000	6,576,480
GA DeKalb County Hospital Authority
Dekalb Medical Center, Inc., Series 2010, 6.000% 09/01/30	5,000,000	4,664,100

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – (continued)
	Par ($)	Value ($)
MA Health & Educational Facilities Authority
CareGroup, Inc., Series 2008 E-2: 5.375% 07/01/20	9,720,000	10,129,892
5.375% 07/01/22	13,345,000	13,594,285
MI Saginaw Hospital Finance Authority
Covenant Medical Center, Series 2004 G, 5.125% 07/01/22	10,000,000	10,018,100
NC Albemarle Hospital Authority
Series 2007: 5.250% 10/01/21	3,000,000	2,691,810
5.250% 10/01/27	3,700,000	2,989,933
NH Health & Education Facilities Authority
Southern New Hampshire Medical Center, Series 2007, 5.250% 10/01/23	7,000,000	7,114,800
NY Albany Industrial Development Agency
St. Peter's Hospital, Series 2008 A: 5.250% 11/15/16	1,750,000	1,897,595
5.250% 11/15/17	1,250,000	1,354,725
NY Dormitory Authority
Long Island Jewish Medical Center, Series 2009,
5.250% 05/01/30	4,750,000	4,638,423
NY Monroe County Industrial Development Agency
Highland Hospital of Rochester, Series 2005: 5.000% 08/01/14	730,000	775,114
5.000% 08/01/15	545,000	582,256
OH Montgomery County
Catholic Health Initiatives, Series 2008 D, 5.250% 10/01/38 (11/12/13) (b)(c)	8,000,000	8,741,440
PA Northampton County General Purpose Authority
St. Luke's Hospital Bethlehem, Series 2008 A: 5.000% 08/15/20	3,480,000	3,446,383
5.125% 08/15/21	3,715,000	3,667,968
5.250% 08/15/22	1,965,000	1,927,626

	Par ($)	Value ($)
TX Harris County Health Facilities Development Corp.
Memorial Hermann Hospital Systems, Series 1997 A, Insured: NPFGC GTY AGMT: MHS Physicians of Texas 6.000% 06/01/13	2,170,000	2,336,699
VA Augusta County Industrial Development Authority
Augusta Health Care, Inc., Series 2003, 5.250% 09/01/18	1,500,000	1,639,080
WI Health & Educational Facilities Authority
Wheaton Franciscan Healthcare, Series 2006,
5.125% 08/15/23	13,065,000	12,438,533
Hospitals Total		142,131,208
Nursing Homes – 0.2%
IA Finance Authority Health Facilities
Development Care Initiatives, Series 2006 A: 5.250% 07/01/18	2,695,000	2,459,268
5.500% 07/01/21	1,530,000	1,332,508
MN Eveleth Health Care
Series 2007, 5.000% 10/01/17	1,000,000	931,650
Nursing Homes Total		4,723,426
Health Care Total		191,039,483
Housing – 0.6%
Multi-Family – 0.4%
FL Capital Trust Agency
Atlantic Housing Foundation, Series 2008 B, 5.478% 07/15/32 (07/15/11) (b)(c)(d)	1,910,000	917,659
IL Finance Authority
DePaul University, Series 2004 A: 5.375% 10/01/17	1,000,000	1,113,060
5.375% 10/01/18	2,000,000	2,212,220
LA Housing Finance Agency
Series 2006 A, Insured: FHA 4.750% 12/01/31	1,375,000	1,356,699

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – (continued)
	Par ($)	Value ($)
NC Medical Care Commission
ARC/HDS Alamance Housing Corp., Series 2004 A, 5.500% 10/01/24	1,575,000	1,574,921
Multi-Family Total		7,174,559
Single-Family – 0.2%
CA Department of Veteran Affairs
Series 2006, 4.500% 12/01/23	5,000,000	4,898,150
Single-Family Total		4,898,150
Housing Total		12,072,709
Industrials – 2.8%
Forest Products & Paper – 1.1%
FL Bay County Pollution Control
International Paper Co., Series 1998 A, 5.100% 09/01/12	2,375,000	2,460,809
FL Escambia County Pollution Control
International Paper Co., Series 2003 A, 4.700% 04/01/15	500,000	520,385
LA Morehouse Parish Pollution Control
International Paper Co., Series 2001 A, 5.250% 11/15/13	8,525,000	9,113,736
MI Dickinson County Economic Development Corp.
International Paper Co., Series 2004 A, 4.800% 11/01/18	6,750,000	6,794,752
TX Gulf Coast Waste Disposal Authority
International Paper Co., Series 2002 A, AMT, 6.100% 08/01/24	5,750,000	5,757,418
Forest Products & Paper Total		24,647,100
Oil & Gas – 1.5%
CA Southern California Public Power Authority
Series 2007, 5.250% 11/01/22	2,500,000	2,451,800
TX Gulf Coast Waste Disposal Authority
BP Products North America, Series 2007, GTY AGMT: BP PLC 2.300% 01/01/42 (09/03/13) (b)(c)	5,415,000	5,411,751

	Par ($)	Value ($)
TX Harris County Industrial Development Corp.
Deer Park Refining LP, Series 2008, 4.700% 05/01/18	12,000,000	12,558,840
TX Municipal Gas Acquisition & Supply Corp.
Series 2006 A, 5.000% 12/15/12	5,500,000	5,771,975
TX SA Energy Acquisition Public Facility Corp.
Series 2007, 5.250% 08/01/16	4,450,000	4,653,721
TX Texas City Industrial Development Corp.
BP Pipelines N.A., Inc., Series 1990, GTY AGMT: Atlantic Richfield Co. 7.375% 10/01/20	3,000,000	3,537,180
Oil & Gas Total		34,385,267
Other Industrial Development Bonds – 0.2%
IL Chicago Recovery Zone
Asphalt Operating Services, Series 2010, 6.125% 12/01/18	3,800,000	3,787,232
Other Industrial Development Bonds Total		3,787,232
Industrials Total		62,819,599
Other – 8.3%
Other – 0.2%
LA New Orleans Aviation Board
Series 2009 A, 6.000% 01/01/25	4,250,000	4,402,660
Other Total		4,402,660
Pool/Bond Bank – 2.9%
FL Gulf Breeze
Series 1985 C, Insured: FGIC 5.000% 12/01/15	1,000,000	1,001,510
FL Municipal Loan Council
Series 2005 A, Insured: NPFGC 5.000% 02/01/19	1,015,000	1,040,964
MA Water Pollution Abatement Trust
Series 1999 A, 6.000% 08/01/19	2,500,000	3,117,025
Series 2004 A, 5.250% 08/01/17	2,920,000	3,478,713
Series 2009, 5.000% 08/01/24	11,530,000	12,840,615

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – (continued)
	Par ($)	Value ($)
MO Environmental Improvement & Energy Resources Authority
Series 2004 B, 5.250% 01/01/18	7,470,000	8,912,233
PA Delaware Valley Regional Financing Authority
Local Government: Series 1997 B, Insured: AMBAC 5.600% 07/01/17	2,000,000	2,235,460
Series 2002, 5.750% 07/01/17	2,000,000	2,252,000
VA Public School Authority
Series 2005 B, 5.250% 08/01/16	13,995,000	16,467,777
Series 2005, 5.000% 08/01/16	6,285,000	7,103,244
VA Resources Authority
Series 2007, 5.000% 10/01/17	3,760,000	4,434,882
Pool/Bond Bank Total		62,884,423
Refunded/Escrowed (e) – 4.4%
CA San Joaquin Hills Transportation Corridor Agency
Series 1993, Escrowed to Maturity, (f) 01/01/25	22,405,000	12,811,851
CO Northwest Parkway Public Highway Authority
Series 2001 C, Pre-refunded 06/15/16, Insured: AMBAC 06/15/21 (06/15/11) (b)(c)(g) (5.700% 06/15/11)	4,000,000	4,696,960
FL Orange County Health Facilities Authority
Orlando Regional Health Care System, Series 1996 A, Escrowed to Maturity, Insured: NPFGC 6.250% 10/01/16	4,705,000	5,581,165
FL Orlando Utilities Commission Water & Electric
Series 1989 D, Escrowed to Maturity, 6.750% 10/01/17	1,800,000	2,090,808
FL South Broward Hospital District
Series 2002, Pre-refunded 05/01/12, 5.600% 05/01/27	4,000,000	4,243,920

	Par ($)	Value ($)
IL Chicago Board of Education
Series 1996, Escrowed to Maturity, Insured: NPFGC 6.250% 12/01/12	2,100,000	2,288,496
IL Kendall & Kane Counties Community Unit School District No. 115
Series 2002, Escrowed to Maturity, Insured: FGIC (f) 01/01/17	600,000	524,352
IN Toll Road Commission
Series 1980, Escrowed to Maturity, 9.000% 01/01/15	1,875,000	2,192,063
KS Labette County Single Family Mortgage
Capital Accumulator Bonds, Series 1998 A, Escrowed to Maturity, (f) 12/01/14	2,175,000	2,046,284
MI Detroit Sewage Disposal Revenue
Series 2003 A, Pre-refunded 07/01/13, Insured: AGMC 5.000% 07/01/14	7,180,000	7,857,433
NJ Tobacco Settlement Financing Corp.
Series 2003, Pre-refunded 06/01/13, 6.750% 06/01/39	4,000,000	4,498,520
NV Clark County School District
Series 2003 D, Pre-refunded 12/15/13, Insured: NPFGC 5.000% 06/15/16	10,760,000	11,924,124
NY Metropolitan Transportation Authority
Series 1993 O, Escrowed to Maturity, 5.500% 07/01/17	3,000,000	3,626,100
PA Elizabeth Forward School District
Series 1994 B, Escrowed to Maturity, Insured: NPFGC (f) 09/01/21	2,210,000	1,547,442
TX Houston Area Water Corp.
Series 2002, Pre-refunded 03/01/12, Insured: FGIC 5.500% 03/01/18	3,000,000	3,129,990

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – (continued)
	Par ($)	Value ($)
TX Lower Colorado River Authority
Junior Lien, Series 1993 5th, Escrowed to Maturity, 5.375% 01/01/16	2,100,000	2,461,662
TX North Central Health Facilities Development Corp.
Presbyterian Healthcare Residential, Series 1996 B, Escrowed to Maturity, Insured: NPFGC 5.500% 06/01/16	10,000,000	11,244,300
TX University of Texas
Series 2006 D, Pre-refunded 02/15/17, 5.000% 08/15/18	8,455,000	9,842,550
WV Hospital Finance Authority
Charleston Area Medical Center, Series 1993 A, Escrowed to Maturity, 6.500% 09/01/23	3,980,000	5,010,382
Refunded/Escrowed Total		97,618,402
Tobacco – 0.8%
IL Railsplitter Tobacco Settlement Authority
Series 2010, 5.000% 06/01/19	5,000,000	4,983,350
OH Buckeye Tobacco Settlement Financing Authority
Series 2007 A-2, 5.125% 06/01/24	16,655,000	12,823,517
Tobacco Total		17,806,867
Other Total		182,712,352
Other Revenue – 0.2%
Recreation – 0.2%
FL Seminole Indian Tribe
Series 2007 A, 5.750% 10/01/22 (h)	2,000,000	1,838,360
OK Chickasaw Nation
Series 2007, 5.375% 12/01/17 (h)	3,360,000	3,583,238
Recreation Total		5,421,598
Other Revenue Total		5,421,598
Resource Recovery – 0.4%
Resource Recovery – 0.4%
NY Niagara County Industrial Development Agency
Series 2001 B, AMT, 5.550% 11/15/24 (11/15/13) (b)(c)	8,000,000	8,122,800
Resource Recovery Total		8,122,800
Resource Recovery Total		8,122,800

	Par ($)	Value ($)
Tax-Backed – 46.5%
Local Appropriated – 2.5%
CA Orange County Public Financing Authority
Series 2005, Insured: NPFGC 5.000% 07/01/16	10,000,000	11,291,000
CA San Bernardino County
Certificates of Participation, Series 2002 A, Insured: NPFGC 5.000% 07/01/15	1,000,000	1,039,970
FL Flagler County School Board
Certificates of Participation, Series 2005 A, Insured: AGMC 5.000% 08/01/18	2,320,000	2,444,445
FL Hillsborough County School Board
Certificates of Participation, Series 1998 A, Insured: NPFGC 5.500% 07/01/14	2,000,000	2,197,280
FL Lake County School Board
Certificates of Participation, Series 2006 C, Insured: AMBAC 5.250% 06/01/18	1,500,000	1,633,230
FL Miami-Dade County Public Facilities
Series 2005 B, Insured: NPFGC 5.000% 06/01/19	2,000,000	2,046,860
FL Orange County School Board
Certificates of Participation, Series 2005 A, Insured: NPFGC 5.000% 08/01/18	1,000,000	1,056,470
NC Iredell County
Certificates of Participation, Series 2008, Insured: AGMC 5.250% 06/01/17	1,710,000	1,946,579
SC Berkeley County School District
Series 2003: 5.000% 12/01/28	7,205,000	7,218,545
5.250% 12/01/18	1,000,000	1,072,200
SC Charleston Educational Excellence Financing Corp.
Charleston County School District, Series 2005, 5.250% 12/01/24	10,000,000	10,436,300

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – (continued)
	Par ($)	Value ($)
SC Dorchester County School District No. 2
Series 2004, 5.250% 12/01/17	2,000,000	2,136,780
SC Greenville County School District
Series 2005, 5.500% 12/01/18	5,000,000	5,835,950
SC Newberry Investing in Children's Education
Series 2005, 5.250% 12/01/19	1,500,000	1,569,525
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
Meharry Medical College, Series 1996, Insured: AMBAC 6.000% 12/01/16	3,800,000	4,228,032
Local Appropriated Total		56,153,166
Local General Obligations – 9.9%
AZ Maricopa County Unified High School District No. 210
Series 2003, Insured: NPFGC 5.000% 07/01/15	6,300,000	7,098,525
AZ Tucson
Series 1998, 5.500% 07/01/18	4,760,000	5,547,970
CA Los Angeles Unified School District
Series 2007, Insured: AGMC 5.000% 07/01/20	6,230,000	6,728,275
CA Manteca Unified School District
Series 2006, Insured: NPFGC (f) 08/01/24	5,000,000	2,087,850
CA Monrovia Unified School District
Series 2005, Insured: NPFGC 5.250% 08/01/21	5,600,000	6,272,896
CA Oakland Unified School District
Series 2009, 6.125% 08/01/29	14,500,000	14,747,080
CA San Mateo County Community College
Series 2006 A, Insured: NPFGC (f) 09/01/20	9,310,000	5,950,952
CA West Contra Costa Unified School District
Series 2005, Insured: NPFGC (f) 08/01/20	7,285,000	4,331,078
FL Reedy Creek Improvement District
Series 2004 A, Insured: NPFGC 5.000% 06/01/17	1,000,000	1,054,070

	Par ($)	Value ($)
IL Chicago Board of Education
Series 2005 A, Insured: AMBAC 5.500% 12/01/22	5,000,000	5,338,850
Series 2005 B, 5.000% 12/01/21	5,825,000	5,940,917
IL Chicago
Series 1999, Insured: NPFGC 5.250% 01/01/18	7,540,000	8,164,764
IL Cook County
Series 2010 A, 5.250% 11/15/22	12,000,000	12,788,640
IL Kendall & Kane Counties Community Unit School District No. 115
Series 2002, Insured: NPFGC (f) 01/01/17	3,050,000	2,405,383
KS Leavenworth County Unified School District No. 464
Series 2005 A, Insured: NPFGC 5.000% 09/01/19	1,030,000	1,093,654
MI Detroit City School District
Series 2002 A, Insured: FGIC 6.000% 05/01/19	2,000,000	2,217,380
Series 2003 B, Insured: FGIC 5.250% 05/01/14	6,335,000	6,476,334
NH Manchester
Series 2004, Insured: NPFGC 5.500% 06/01/19	4,450,000	5,371,773
NV Clark County
Series 2009, 5.000% 12/01/28	10,740,000	10,957,485
NY New York City
Series 2005 D, 5.000% 08/01/13	4,000,000	4,353,080
Series 2005, 5.000% 08/01/20	10,000,000	10,605,300
Series 2007 D-1, 5.000% 12/01/21	5,900,000	6,407,164
Series 2008 B-1, 5.250% 09/01/22	7,200,000	7,935,480
OH Cleveland
Series 2005, Insured: AMBAC 5.500% 10/01/16	7,710,000	8,967,193

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – (continued)
	Par ($)	Value ($)
OH Marion City School District
Series 2000, Insured: AGMC 6.500% 12/01/14	500,000	583,130
OH Mason City School District
Series 2005, Insured: NPFGC 5.250% 12/01/19	2,250,000	2,625,930
OR Yamhill County School District No. 29J Newberg
Series 2005, Insured: NPFGC 5.500% 06/15/17	2,500,000	2,936,925
PA Philadelphia
Series 2011, 5.250% 08/01/19	3,600,000	3,858,840
PA Westmoreland County
Series 1997, Insured: NPFGC (f) 12/01/18	1,000,000	691,830
TN Blount County Public Building Authority
Local Government Public Improvement, Series 2004 B-5-A, Insured: NPFGC 5.000% 06/01/16	1,075,000	1,131,287
TN Chattanooga
Series 2005 A, Insured: AGMC 5.000% 09/01/14	4,150,000	4,682,445
TN Overton County
Series 2004, Insured: NPFGC 5.000% 04/01/16	1,000,000	1,092,570
TX Aldine Independent School District
Series 2005, Guarantor: PSFG 5.250% 02/15/15	1,655,000	1,834,286
TX Barbers Hill Independent School District
Series 2003, Guarantor: PSFG 5.000% 02/15/22	1,030,000	1,079,698
TX Brownwood Independent School District
Series 2005, Insured: NPFGC 5.250% 02/15/17	1,310,000	1,428,621
TX Conroe Independent School District
Series 2005 C, Guarantor: PSFG 5.000% 02/15/19	1,650,000	1,816,304

	Par ($)	Value ($)
TX Corpus Christi
Series 2002, Insured: AGMC 5.500% 09/01/15	1,655,000	1,750,576
TX Dickinson Independent School District
Series 2006, Guarantor: PSFG 5.000% 02/15/20	2,405,000	2,666,375
TX Duncanville Independent School District
Series 2005, Guarantor: PSFG (f) 02/15/22	2,000,000	1,306,320
TX El Paso
Series 2005, Insured: NPFGC 5.250% 08/15/14	2,000,000	2,248,740
TX Harris County Flood Control District
Series 2006, 4.750% 10/01/29	10,000,000	10,210,400
TX Houston Independent School District
Series 2007, Guarantor: PSFG 4.500% 02/15/25	5,000,000	5,179,700
TX Houston
Series 2005 E, Insured: AMBAC 5.000% 03/01/20	2,525,000	2,720,713
TX Irving
Series 2005 A, 5.000% 11/15/18	2,000,000	2,224,880
TX La Joya Independent School District
Series 2005, Guarantor: PSFG 5.000% 02/15/20	1,000,000	1,084,200
TX La Marque Independent School District
Series 2003, Guarantor: PSFG 5.000% 02/15/21	1,740,000	1,842,382
TX Laredo
Series 2005, Insured: AMBAC 5.000% 08/15/20	1,065,000	1,133,511
TX San Antonio Independent School District
Series 2001 B, Guarantor: PSFG (f) 08/15/11	3,500,000	3,495,520
TX West University Place
Series 2002, 5.500% 02/01/15	645,000	666,743

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – (continued)
	Par ($)	Value ($)
TX White Settlement Independent School District
Series 2003, Guarantor: PSFG 5.375% 08/15/19	1,910,000	2,069,638
TX Williamson County
Series 2005, Insured: NPFGC 5.000% 02/15/16	1,985,000	2,230,902
WA Clark County School District No. 37 Vancouver
Series 2001 C, Insured: NPFGC (f) 12/01/16	1,000,000	852,120
Local General Obligations Total		218,286,679
Special Non-Property Tax – 12.4%
CA Economic Recovery
Series 2004 A, Insured: NPFGC 5.000% 07/01/15	5,000,000	5,478,100
Series 2009 A, 5.000% 07/01/20	12,500,000	14,029,750
CA Los Angeles County Metropolitan Transportation Authority
Series 2003 A, Insured: AGMC: 5.000% 07/01/17	6,280,000	6,713,132
5.000% 07/01/18	7,700,000	8,210,664
CO Department of Transportation
Series 2002 B, Insured: NPFGC: 5.500% 06/15/14	3,000,000	3,402,810
5.500% 06/15/15	1,000,000	1,161,990
FL Broward County Professional Sports Facilities
Series 2006 A, Insured: AMBAC 5.000% 09/01/18	2,500,000	2,609,575
FL Division Bond Finance Department
Series 1998, Insured: AGMC 6.000% 07/01/13	10,000,000	11,044,200
FL Hillsborough County Industrial Development Authority
Series 2002 B, Insured: AMBAC 5.500% 09/01/15	2,335,000	2,413,760
FL Hurricane Catastrophe Fund Finance Corp.
Series 2008 A, 5.000% 07/01/14	15,000,000	16,255,650

	Par ($)	Value ($)
FL Jacksonville Guaranteed Entitlement Improvement
Series 2002, Insured: NPFGC: 5.375% 10/01/18	3,450,000	3,618,222
5.375% 10/01/19	3,720,000	3,892,013
FL Jacksonville Sales Tax
Series 2002, Insured: NPFGC 5.375% 10/01/18	1,000,000	1,050,110
Series 2003, Insured: NPFGC 5.250% 10/01/19	1,080,000	1,152,468
FL Miami-Dade County Transit Sales Tax
Series 2006, Insured: SYNC 5.000% 07/01/19	5,040,000	5,376,168
FL Osceola County Tourist Development Tax
Series 2002 A, Insured: NPFGC 5.500% 10/01/14	1,555,000	1,633,154
FL Palm Beach County Public Improvement
Series 2004, 5.000% 08/01/17	1,000,000	1,095,100
FL Tampa Sports Authority
Series 1995, Insured: NPFGC: 5.750% 10/01/15	2,500,000	2,598,325
5.750% 10/01/20	1,000,000	1,043,520
IL Dedicated Tax Capital Appreciation
Series 1990 B, Insured: AMBAC (f) 12/15/17	2,540,000	1,883,994
IL State
Series 2002, Insured: NPFGC 5.500% 06/15/15	1,000,000	1,116,560
KS Wyandotte County Unified Government
Series 2005 B, 5.000% 12/01/20	7,370,000	7,435,814
Series 2010, (f) 06/01/21	6,200,000	3,424,508
MA State
Series 2005 A, Insured: AGMC 5.500% 06/01/16	13,615,000	16,080,132
MD Department of Transportation
Series 2002, 5.500% 02/01/15	3,750,000	4,323,300

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – (continued)
	Par ($)	Value ($)
MI Trunk Line
Series 1998 A, 5.500% 11/01/16	2,000,000	2,315,840
Series 2005, Insured: AGMC 5.250% 11/01/17	5,050,000	5,803,208
NJ Economic Development Authority
Series 2004: 5.375% 06/15/15	4,000,000	4,204,080
5.500% 06/15/16	5,500,000	5,795,350
NM Bernalillo County
Series 1998, 5.250% 04/01/27	3,000,000	3,361,020
NM Dona Ana County
Series 1998, Insured: AMBAC 5.500% 06/01/16	750,000	796,770
NV Sparks Tourism Improvement District No. 1
Series 2008 A, 6.500% 06/15/20 (h)	4,900,000	4,435,529
NY Metropolitan Transportation Authority
Series 2004 A, Insured: NPFGC: 5.250% 11/15/16	3,000,000	3,468,990
5.250% 11/15/17	4,000,000	4,634,320
NY Nassau County Interim Finance Authority
Series 2003 B, Insured: AMBAC 5.000% 11/15/14	5,720,000	6,268,376
NY New York City Transitional Finance Authority
Series 1998 A, 5.500% 11/15/16	1,330,000	1,421,517
Series 2004 C, 5.250% 02/01/18	3,500,000	3,809,855
Series 2007 C-1, 5.000% 11/01/20	10,300,000	11,501,495
Series 2009 A, 5.000% 05/01/27	10,430,000	11,072,384
NY Thruway Authority
Series 2005 B, Insured: AMBAC 5.500% 04/01/20	10,840,000	12,950,114
Series 2007 B, 5.000% 04/01/19	5,000,000	5,643,950
NY Urban Development Corp.
Series 2004 A, Insured: NPFGC 5.500% 03/15/20	29,450,000	35,297,298

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005 L, Insured: CIFG 5.250% 07/01/18	2,000,000	2,144,760
RI Convention Center Authority
Series 2005 A, Insured: AGMC: 5.000% 05/15/21	4,000,000	4,161,440
5.000% 05/15/22	3,525,000	3,721,025
5.000% 05/15/23	4,900,000	5,135,102
TX Corpus Christi Business & Job Development Corp.
Series 2002, Insured: AMBAC: 5.500% 09/01/18	1,250,000	1,340,825
5.500% 09/01/14	2,065,000	2,220,288
TX Houston Hotel Occupancy
Series 2001 B, Insured: AMBAC: (f) 09/01/17	2,000,000	1,460,620
5.250% 09/01/19	1,195,000	1,198,478
5.250% 09/01/20	1,265,000	1,267,087
VA Peninsula Town Center Community Development Authority
Series 2007, 6.250% 09/01/24	2,363,000	2,251,915
Special Non-Property Tax Total		274,724,655
Special Property Tax – 1.5%
CT Harbor Point Infrastructure Improvement District
Series 2010 A, 7.000% 04/01/22	7,430,000	7,780,324
FL Oakmont Grove Community Development District
Series 2007 B, 5.250% 05/01/12 (a)	2,000,000	697,600
FL Parker Road Community Development District
Series 2007 B, 5.350% 05/01/15	2,000,000	1,139,200
FL Six Mile Creek Community Development District
Series 2007: 5.500% 05/01/17	1,685,000	546,277
5.650% 05/01/22	3,000,000	972,600
FL Sweetwater Creek Community Development District
Series 2007 B-1, 5.300% 05/01/17	4,445,000	1,998,027
Series 2007 B-2, 5.125% 05/01/13	2,625,000	1,179,938
FL Tolomato Community Development District
Series 2007, 6.450% 05/01/23	7,500,000	5,514,900

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – (continued)
	Par ($)	Value ($)
FL Viera East Community Development District
Series 2006, Insured: NPFGC 5.750% 05/01/19	1,910,000	1,936,511
FL Waterset North Community Development District
Series 2007 B, 6.550% 11/01/15	10,000,000	6,039,700
MO Fenton
Tax Increment Revenue, Series 2006, 4.500% 04/01/21	720,000	721,598
NV Las Vegas Redevelopment Agency
Sub Lien-Fremont Street, Series 2003 A, 5.000% 06/15/13	3,685,000	3,835,680
Special Property Tax Total		32,362,355
State Appropriated – 9.9%
AL Public School & College Authority
Series 2009 A, 5.000% 05/01/19	10,000,000	11,465,300
AZ School Facilities Board
Series 2008, 5.500% 09/01/15	7,500,000	8,305,500
AZ State
Series 2010 A, Insured: AGMC 5.000% 10/01/18	5,000,000	5,449,850
CA Public Works Board
Series 2003 C, 5.500% 06/01/18	1,500,000	1,581,555
Series 2004 A, 5.500% 06/01/19	2,000,000	2,058,960
Series 2006 F, Insured: NPFGC 5.250% 11/01/18	4,000,000	4,322,240
CA Statewide Communities Development Authority
Series 2009, 5.000% 06/15/13	12,500,000	13,364,750
FL Department Management Services Division
Series 2005 A, Insured: AMBAC 5.000% 09/01/21	3,000,000	3,213,240
LA Office Facilities Corp.
Series 2010, 5.000% 05/01/20	4,290,000	4,552,720
MI Building Authority
Series 2003, Insured: AGMC 5.250% 10/15/14	10,000,000	10,836,200

	Par ($)	Value ($)
NJ Economic Development Authority
Series 2005 K, Insured: AMBAC 5.250% 12/15/20	16,710,000	18,023,740
NJ Transit Corp.
Certificates of Participation, Series 2002 A, Insured: AMBAC 5.500% 09/15/15	6,725,000	7,487,951
NJ Transportation Trust Fund Authority
Series 2001 C, Insured: AGMC 5.500% 12/15/18	2,000,000	2,259,520
Series 2003 A, Insured: AMBAC 5.500% 12/15/15	3,260,000	3,632,846
Series 2006 A, Insured: AGMC: 5.250% 12/15/22	4,000,000	4,308,160
5.500% 12/15/21	4,700,000	5,199,234
Series 2010 D, 5.250% 12/15/23	24,000,000	25,254,480
NY Dormitory Authority
Series 1993 A: 5.250% 05/15/15	5,850,000	6,445,296
Insured: AGMC 5.250% 05/15/15	4,000,000	4,455,840
Series 1995 A: Insured: AMBAC 5.625% 07/01/16	1,250,000	1,355,625
Insured: FGIC 5.625% 07/01/16	5,000,000	5,495,800
Series 2005 A: Insured: AMBAC 5.250% 05/15/18	6,000,000	6,837,120
Insured: NPFGC: 5.500% 05/15/17	10,000,000	11,568,100
5.500% 05/15/22	6,730,000	7,686,737
Series 2009 A, 5.000% 07/01/24	3,500,000	3,707,935
NY Tollway Authority
Series 2002, 5.500% 04/01/13	4,510,000	4,705,102
NY Urban Development Corp.
Series 2008 B: 5.000% 01/01/19	4,000,000	4,449,880
5.000% 01/01/20	10,460,000	11,454,014
UT Building Ownership Authority
Series 1998, Insured: AGMC 5.500% 05/15/14	5,000,000	5,635,400

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – (continued)
	Par ($)	Value ($)
WI State
Series 2009 A, 5.125% 05/01/23	14,000,000	15,324,680
State Appropriated Total		220,437,775
State General Obligations – 10.3%
CA State
Series 2002, Insured: AMBAC 6.000% 02/01/18	5,000,000	5,955,300
Series 2003, 5.250% 11/01/18	1,000,000	1,066,590
Series 2004, 5.000% 02/01/20	750,000	796,470
Series 2005, 5.000% 03/01/17	9,500,000	10,558,870
Series 2007, 4.500% 08/01/26	3,000,000	2,828,790
Series 2009, 5.250% 10/01/22	25,000,000	27,131,250
FL Board of Education
Series 2005 B, 5.000% 01/01/14	17,395,000	19,108,581
Series 2005 C, 5.000% 06/01/13	11,830,000	12,813,428
HI State
Series 2008 DK, 5.000% 05/01/22	10,750,000	11,987,217
IL State
Series 2004, Insured: AMBAC 5.000% 11/01/18	10,650,000	10,949,797
Series 2005, Insured: AGMC 5.000% 09/01/17	5,000,000	5,251,950
MA Bay Transportation Authority
Series 1991 A, Insured: NPFGC 7.000% 03/01/21	5,750,000	6,887,925
MA State
Series 1998 C, 5.250% 08/01/17	1,775,000	2,097,447
Series 2002 D, Insured: AMBAC 5.500% 08/01/18	6,500,000	7,812,155
Series 2003 D, 5.500% 10/01/17	5,000,000	5,993,700
Series 2004 C, Insured: AGMC 5.500% 12/01/16	10,000,000	11,963,400

	Par ($)	Value ($)
Series 2007 A, 0.754% 11/01/25 (05/01/11)(b)(c)	10,000,000	8,526,200
Series 2010 A, 0.790% 02/01/14 (05/05/11)(b)(c)	2,000,000	1,995,640
MI State
Series 2001, 5.500% 12/01/15	1,250,000	1,433,850
PA State
Series 2002, 5.500% 02/01/15	3,000,000	3,456,240
Series 2004: Insured: AGMC 5.375% 07/01/18	12,000,000	14,357,280
Insured: NPFGC 5.375% 07/01/16	10,000,000	11,828,300
PR Commonwealth of Puerto Rico
Series 1997, Insured: NPFGC 6.500% 07/01/15	4,190,000	4,697,283
Series 2001 A, 5.500% 07/01/13	6,395,000	6,779,212
Series 2006 B, 5.250% 07/01/16	5,000,000	5,327,600
WA State
Series 2002 R, Insured: NPFGC 5.000% 01/01/18	6,485,000	6,652,508
Series 2009, 5.000% 08/01/26	18,270,000	19,702,551
State General Obligations Total		227,959,534
Tax-Backed Total		1,029,924,164
Transportation – 10.2%
Air Transportation – 0.2%
TN Memphis Shelby County Airport Authority
FedEx Corp., Series 1997, 5.350% 09/01/12	3,530,000	3,694,428
Air Transportation Total		3,694,428
Airports – 3.0%
CA San Francisco City & County Airports Commission
Series 2010 A, 4.900% 05/01/29	5,000,000	4,917,800
DC District of Columbia Metropolitan WA Airports Authority
Series 2009 C, 5.250% 10/01/25	8,920,000	9,482,406

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – (continued)
	Par ($)	Value ($)
FL Miami-Dade County
Series 2010 A1, 5.500% 10/01/25	6,000,000	6,273,420
IL Chicago O'Hare International Airport
Series 2005, Insured: NPFGC 5.250% 01/01/17	10,000,000	11,126,500
MA Port Authority
Series 2007 D, Insured: AGMC 5.000% 07/01/17	8,000,000	9,008,320
MO St. Louis Airport Revenue
Series 2007, Insured: AGMC 5.000% 07/01/21	12,150,000	12,457,030
NV Clark County
Series 2009 C, Insured: AGO 5.000% 07/01/25	8,190,000	8,285,332
TX Houston Airport Systems
Sub-Lien, Series 2002, Insured: AGMC 5.000% 07/01/27	5,000,000	5,017,150
Airports Total		66,567,958
Toll Facilities – 5.4%
CA San Joaquin Hills Transportation Corridor Agency
Series 1997 A, Insured: NPFGC (f) 01/15/12	7,600,000	7,338,256
CO E-470 Public Highway Authority
Series 1997 NPFGC (f) 09/01/12	5,525,000	5,246,540
Series 2000, Insured: NPFGC (f) 09/01/18	1,500,000	979,860
DC District of Columbia Metropolitan WA Airports Authority
Series 2009, Insured: AGC:
(f) 10/01/24	20,980,000	9,684,788
(f) 10/01/25	7,500,000	3,213,000
(f) 10/01/26	5,000,000	1,958,700
IL Toll Highway Authority
Series 2006 A-1, Insured: AGMC 5.000% 01/01/18	2,000,000	2,138,760

	Par ($)	Value ($)
KS Turnpike Authority
Series 2002, Insured: AGMC 5.250% 09/01/16	1,230,000	1,451,449
NY Triborough Bridge & Tunnel Authority
Series 2008 B-1, 5.000% 11/15/25 (11/15/13)(b)(c)	21,500,000	23,511,755
Series 2008 D, 5.000% 11/15/22	10,000,000	10,901,000
OH Turnpike Commission
Series 1998 A, Insured: NPFGC 5.500% 02/15/21	2,000,000	2,302,100
PA Turnpike Commission
Series 2010 B2, 1.000% 12/01/24 (5.350% 12/01/15)(g)	20,000,000	16,246,200
Series 2011 A, 5.625% 12/01/31	7,900,000	7,995,906
TX North Tollway Authority
Series 2008 A, 6.000% 01/01/22	14,000,000	15,256,640
Series 2008 E3, 5.750% 01/01/38	9,350,000	10,419,546
Toll Facilities Total		118,644,500
Transportation – 1.6%
CO Regional Transportation District
Series 2010 A, 5.000% 06/01/25	9,500,000	9,666,250
FL Osceola County Transportation
Series 2004, Insured: NPFGC 5.000% 04/01/18	1,000,000	1,047,560
IL Chicago Transit Authority
Series 2008 A, 5.000% 06/01/16	2,500,000	2,641,225
KS Department of Transportation
Series 2004 A, 5.500% 03/01/18	11,775,000	14,227,615
NY Metropolitan Transportation Authority
Series 2007 A, Insured: AGMC: 5.000% 11/15/20	5,000,000	5,396,950
5.000% 11/15/21	3,000,000	3,213,810
Transportation Total		36,193,410
Transportation Total		225,100,296

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – (continued)
	Par ($)	Value ($)
Utilities – 15.5%
Independent Power Producers – 0.3%
CA Sacramento Power Authority
Series 2005, Insured: AMBAC 5.250% 07/01/14	6,680,000	7,127,092
Independent Power Producers Total		7,127,092
Investor Owned–3.0%
AR Independence County
Entergy Mississippi, Inc., Series 1999, Insured: AMBAC 4.900% 07/01/22	4,600,000	4,649,910
AZ Maricopa County Pollution Control Corp.
Arizona Public Service Co., Series 2009 D, 6.000% 05/01/29 (05/01/14)(b)(c)	10,000,000	10,694,700
CO Adams County Pollution Control
Public Service Co., Series 2005 A,
Insured: NPFGC 4.375% 09/01/17	11,550,000	11,685,019
FL Hillsborough County Industrial Development Authority
Tampa Electric Co., Series 2007 B, 5.150% 09/01/25	2,000,000	2,138,600
IN Finance Authority
Indianapolis Power & Light Co., Series 2009 B, 4.900% 01/01/16	11,000,000	11,909,370
MN Becker
Northern States Power Co., Series 1993 A, 8.500% 09/01/19	11,085,000	12,187,736
NH Business Finance Authority
Public Service Co. of NH, Series 2001 C, Insured: NPFGC 5.450% 05/01/21	1,500,000	1,545,360
WI Sheboygan Pollution Control
Wisconsin Power, Series 2008, Insured: FGIC 5.000% 09/01/15	5,000,000	5,548,400

	Par ($)	Value ($)
WV Economic Development Authority
Pollution Control Revenue, Appalachian Power, Series 2008 C, 4.850% 05/01/19 (09/04/13)(b)(c)	6,500,000	6,870,500
Investor Owned Total		67,229,595
Joint Power Authority – 3.6%
CA Southern Public Power Authority
Series 2010: 5.000% 07/01/28	10,000,000	10,318,600
5.000% 07/01/30	15,000,000	15,275,250
FL Municipal Power Agency
Series 2002, Insured: AMBAC 5.500% 10/01/21	1,850,000	1,935,045
MI Public Power Agency
Series 2002 A, Insured: NPFGC 5.250% 01/01/16	1,000,000	1,123,340
NC Eastern Municipal Power Agency
Series 2008 A, Insured: AGC 5.250% 01/01/19	5,415,000	5,964,135
Series 2009 B, 5.000% 01/01/26	16,625,000	16,867,226
TX Sam Rayburn Municipal Power Agency
Series 2002: 6.000% 10/01/16	3,000,000	3,102,240
6.000% 10/01/21	2,225,000	2,256,595
UT Intermountain Power Agency
Series 2007, 5.000% 07/01/17	15,000,000	16,998,900
WA Energy Northwest Electric
Series 2002 A, Insured: NPFGC 5.500% 07/01/16	4,675,000	4,924,832
Joint Power Authority Total		78,766,163
Municipal Electric – 2.8%
CA Department of Water Resources
Series 2008 H, 5.000% 05/01/21	5,000,000	5,506,100
FL JEA St. John's River Power Park Systems
Series 1997, Insured: NPFGC 5.000% 10/01/19	1,000,000	1,085,770
FL Kissimmee Utilities Authority Electrical System
Series 2003, Insured: AGMC 5.250% 10/01/15	2,235,000	2,410,291

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – (continued)
	Par ($)	Value ($)
FL Orlando Utilities Commission Utility Systems
Series 2005 B, 5.000% 10/01/24	3,000,000	3,165,300
OH American Municipal Power, Inc.
Series 2008: 5.250% 02/15/20	4,060,000	4,400,796
5.250% 02/15/22	9,810,000	10,406,252
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB, Insured: NPFGC 6.000% 07/01/12	3,000,000	3,151,530
Series 2002 KK, Insured: AGMC 5.500% 07/01/15	10,000,000	11,132,900
TN Metropolitan Government Nashville & Davidson County
Series 1998 B, 5.500% 05/15/13	3,000,000	3,287,340
TX Austin
Series 2002 A, Insured: AMBAC
5.500% 11/15/13	2,000,000	2,209,920
Subordinated Lien, Series 1998, Insured: NPFGC 5.250% 05/15/18	1,100,000	1,243,044
TX San Antonio Electric & Gas
Series 2002, 5.375% 02/01/14	2,500,000	2,794,250
Series 2005, 5.000% 02/01/18	10,000,000	11,010,100
Municipal Electric Total		61,803,593
Water & Sewer – 5.8%
CA Fresno Sewer Revenue
Series 1993 A-1, Insured: AMBAC 5.250% 09/01/19	5,000,000	5,515,750
CA Pico Rivera Water Authority
Series 1999 A, Insured: NPFGC 5.500% 05/01/29	3,000,000	3,004,830
FL Brevard County Utilities
Series 2002, Insured: NPFGC 5.250% 03/01/14	2,000,000	2,079,880
FL Cocoa Water & Sewer
Series 2003, Insured: AMBAC 5.500% 10/01/19	1,000,000	1,148,150

	Par ($)	Value ($)
FL Governmental Utility Authority
Series 2003, Insured: AMBAC 5.000% 10/01/17	1,180,000	1,226,669
FL Hollywood Water & Sewer
Series 2003, Insured: AGMC 5.000% 10/01/17	1,070,000	1,127,491
FL Miami-Dade County Water & Sewer
Series 2008 B, Insured: AGMC 5.250% 10/01/21	20,000,000	22,675,000
FL Miami-Dade County Stormwater
Series 2004, Insured: NPFGC 5.000% 04/01/24	2,445,000	2,488,692
FL Tallahassee Consolidated Utility System
Series 2001, Insured: NPFGC: 5.500% 10/01/14	1,330,000	1,508,473
5.500% 10/01/17	1,900,000	2,239,055
5.500% 10/01/18	1,000,000	1,180,530
FL Tampa Bay Water Utility Systems
Series 2005, Insured: NPFGC 5.500% 10/01/19	1,500,000	1,773,180
GA Atlanta Water & Wastewater
Series 1999 A, Insured: NPFGC 5.500% 11/01/18	15,305,000	17,430,252
KY Louisville & Jefferson County Metropolitan Sewer District
Series 2009: 5.000% 05/15/21	7,445,000	8,229,628
5.000% 05/15/22	7,825,000	8,570,957
MA Water Resource Authority
Series 1998 B, Insured: AGMC 5.500% 08/01/15	1,000,000	1,168,020
MI Sewage Disposal Revenue
Series 2003 A, Insured: AGMC 5.000% 07/01/14	2,820,000	2,972,365
NY Municipal Water Finance Authority
Series 2002, Insured: AGMC 5.375% 06/15/16	10,000,000	10,524,000
Series 2009 EE, 5.000% 06/15/17	5,000,000	5,801,450

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – (continued)
	Par ($)	Value ($)
OH Hamilton County Sewer System
Series 2005 A, Insured: NPFGC 5.000% 12/01/15	5,535,000	6,265,620
TX Corpus Christi
Series 2005 A, Insured: AMBAC 5.000% 07/15/19	2,000,000	2,137,340
TX Houston Utility System
Series 2004 A, Insured: NPFGC 5.250% 05/15/24	5,000,000	5,341,350
TX Houston Water & Sewer System
Junior Lien, Series 2001 A, Insured: AGMC 5.500% 12/01/17	4,720,000	4,843,806
TX McKinney
Series 2005, Insured: NPFGC 5.250% 08/15/17	1,125,000	1,254,904
TX North Harris County Regional Water Authority
Series 2008, 5.250% 12/15/20	4,415,000	4,898,487
TX Trinity River Authority
Series 2005, Insured: NPFGC: 5.000% 02/01/17	1,000,000	1,105,530
5.000% 02/01/18	1,000,000	1,099,920
Water & Sewer Total		127,611,329
Utilities Total		342,537,772
Total Municipal Bonds (cost of $2,077,107,016)		2,135,910,022

Investment Companies – 2.5%
	Shares	Value ($)
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%)	28,093,358	28,093,358
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.090%)	27,507,294	27,507,294
Total Investment Companies (cost of $55,600,652)		55,600,652
Total Investments – 99.0% (cost of $2,132,707,668) (i)		2,191,510,674
Other Assets & Liabilities, Net – 1.0%		22,784,892
Net Assets – 100.0%		2,214,295,566

Notes to Investment Portfolio:

(a)  The issuer is in default of certain debt covenants. Income is not being accrued. At April 30, 2011, the value of these securities amounted to $891,892, which represents less than 0.1% of net assets.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2011.

(c)  Parenthetical date represents the next interest rate reset date for the security.

(d)  The issuer is in default of certain debt covenants. Income is being partially accrued. At April 30, 2011, the value of these securities amounted to $917,659, which represents less than 0.1% of net assets.

(e)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(f)  Zero coupon bond.

(g)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(h)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities, which are not illiquid except for the following, amounted to $9,857,127, which represents 0.4% of net assets.

Security	Acquisition Date	Par	Acquisition Cost	Market Value
FL Seminole Indian Tribe, Series 2007 A, 5.750% 10/01/22	09/27/07	$2,000,000	$2,057,334	$1,838,360

(i)  Cost for federal income tax purposes is $2,132,707,668.

  Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

  The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

  Fair value inputs are summarized in the three broad levels listed below:

• Level 1—Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2—Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3—Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

  Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

  Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$2,135,910,022	$—	$2,135,910,022
Total Investment Companies	55,600,652	—	—	55,600,652
Total Investments	$55,600,652	$2,135,910,022	$—	$2,191,510,674

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

At April 30, 2011, the composition of the Fund by revenue source is as follows:

Holding By Revenue Source	% of Net Assets
Tax-Backed	46.5
Utilities	15.5
Transportation	10.2
Health Care	8.6
Refunded/Escrowed	4.4
Education	3.4
Pool/Bond Bank	2.9
Industrials	2.8
Tobacco	0.8
Housing	0.6
Resource Recovery	0.4
Other Revenue	0.2
Other	0.2
96.5
Investment Companies	2.5
Other Assets & Liabilities, Net	1.0
100.0

Acronym	Name
AGC	Assured Guaranty Corp.
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GTY AGMT	Guaranty Agreement
NPFGC	National Public Finance Guarantee Corp.
PSFG	Permanent School Fund Guarantee
SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

		($)
Assets	Investments, at identified cost	2,132,707,668
	Investments, at value	2,191,510,674
	Cash	815
	Receivable for:
	Investments sold	109,412
	Fund shares sold	756,414
	Interest	31,850,615
	Expense reimbursement due from Investment Manager	349,102
	Trustees' deferred compensation plan	150,166
	Prepaid expenses	11,131
	Total Assets	2,224,738,329
Liabilities	Payable for:
	Fund shares repurchased	2,509,430
	Distributions	6,407,590
	Investment advisory fee	717,683
	Administration fee	115,542
	Pricing and bookkeeping fees	23,209
	Transfer agent fee	147,382
	Trustees' fees	218,890
	Custody fee	11,834
	Distribution and service fees	22,978
	Chief compliance officer expenses	103
	Trustees' deferred compensation plan	150,166
	Other liabilities	117,956
	Total Liabilities	10,442,763
	Net Assets	2,214,295,566
Net Assets Consist of	Paid-in capital	2,154,031,580
	Undistributed net investment income	1,642,997
	Accumulated net realized loss	(182,017)
	Net unrealized appreciation on investments	58,803,006
	Net Assets	2,214,295,566

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Class A	Net assets	$85,317,516
	Shares outstanding	8,275,097
	Net asset value per share	$10.31	(a)
	Maximum sales charge	3.25%
	Maximum offering price per share ($10.31/0.9675)	$10.66	(b)
Class B	Net assets	$1,540,030
	Shares outstanding	149,367
	Net asset value and offering price per share	$10.31	(a)
Class C	Net assets	$20,719,765
	Shares outstanding	2,009,698
	Net asset value and offering price per share	$10.31	(a)
Class T	Net assets	$9,195,167
	Shares outstanding	891,879
	Net asset value per share	$10.31	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($10.31/0.9525)	$10.82	(b)
Class Z	Net assets	$2,097,523,088
	Shares outstanding	203,446,589
	Net asset value, offering and redemption price per share	$10.31

(a)  Redemption price per share is equal to net asset value less any applicable contingent sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Intermediate Municipal Bond Fund

For the Six Months Ended April 30, 2011 (Unaudited)

		($)
Investment Income	Interest	49,971,585
	Dividends	15,185
	Total Investment Income	49,986,770
Expenses	Investment advisory fee	4,663,341
	Administration fee	755,430
	Distribution fee:
	Class B	7,314
	Class C	67,333
	Service fee:
	Class A	88,877
	Class B	2,250
	Class C	20,718
	Shareholder service fee:
	Class T	7,096
	Transfer agent fee	1,406,441
	Pricing and bookkeeping fees	100,619
	Trustees' fees	77,365
	Custody fee	33,874
	Chief compliance officer expenses	1,642
	Other expenses	230,122
	Expenses before interest expense	7,462,422
	Interest expense	275
	Total Expenses	7,462,697
	Fees waived or expenses reimbursed by Investment Manager	(996,062)
	Fees waived by distributor—Class C	(46,615)
	Interest expense reimbursement by Investment Manager	(275)
	Expense reductions	(81)
	Net Expenses	6,419,664
	Net Investment Income	43,567,106
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized gain on investments	2,009,925
	Net change in unrealized appreciation (depreciation) on investments	(67,796,958)
	Net Loss	(65,787,033)
	Net Decrease Resulting from Operations	(22,219,927)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Intermediate Municipal Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2011 ($)	Year Ended October 31, 2010 ($)
Operations	Net investment income	43,567,106	90,682,893
	Net realized gain on investments	2,009,925	7,892,345
	Net change in unrealized appreciation (depreciation) on investments	(67,796,958)	78,080,777
	Net increase (decrease) resulting from operations	(22,219,927)	176,656,015
Distributions to Shareholders	From net investment income:
	Class A	(1,606,533)	(3,101,683)
	Class B	(33,068)	(121,831)
	Class C	(353,436)	(617,797)
	Class T	(173,268)	(364,131)
	Class Z	(41,400,791)	(86,466,275)
	Total distributions to shareholders	(43,567,096)	(90,671,717)
	Net Capital Stock Transactions	(219,274,085)	(90,152,111)
	Increase from regulatory settlements	—	7,268
	Total decrease in net assets	(285,061,108)	(4,160,545)
Net Assets	Beginning of period	2,499,356,674	2,503,517,219
	End of period	2,214,295,566	2,499,356,674
	Undistributed net investment income at end of period	1,642,997	1,642,987

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia Intermediate Municipal Bond Fund

	Capital Stock Activity
	(Unaudited) Six Month Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,002,748	10,255,221	1,748,658	18,289,596
Distributions reinvested	58,746	600,564	160,991	1,677,504
Redemptions	(2,072,823)	(21,096,819)	(1,005,078)	(10,457,752)
Net increase (decrease)	(1,011,329)	(10,241,034)	904,571	9,509,348
Class B
Subscriptions	989	10,069	19,947	206,587
Distributions reinvested	833	8,524	5,054	52,594
Redemptions	(163,094)	(1,666,914)	(232,484)	(2,423,174)
Net decrease	(161,272)	(1,648,321)	(207,483)	(2,163,993)
Class C
Subscriptions	304,116	3,108,922	716,989	7,479,848
Distributions reinvested	15,162	155,057	31,273	326,545
Redemptions	(380,713)	(3,872,162)	(370,715)	(3,863,631)
Net increase (decrease)	(61,435)	(608,183)	377,547	3,942,762
Class T
Subscriptions	2,790	28,679	6,897	71,604
Distributions reinvested	11,622	118,852	27,048	282,170
Redemptions	(91,118)	(934,087)	(89,317)	(933,970)
Net decrease	(76,706)	(786,556)	(55,372)	(580,196)
Class Z
Subscriptions	15,469,088	158,111,415	32,595,193	339,577,862
Distributions reinvested	244,219	2,498,784	481,137	5,023,176
Redemptions	(35,967,383)	(366,600,190)	(42,784,437)	(445,461,070)
Net decrease	(20,254,076)	(205,989,991)	(9,708,107)	(100,860,032)

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2011		2010	2009		2008		2007		2006
Net Asset Value, Beginning of Period	$10.58		$10.22	$9.62		$10.22		$10.39		$10.31
Income from Investment Operations:
Net investment income (a)	0.18		0.36	0.37		0.38		0.38		0.38
Net realized and unrealized gain (loss) on investments and futures contracts	(0.27)		0.36	0.60		(0.60)		(0.17)		0.10
Total from investment operations	(0.09)		0.72	0.97		(0.22)		0.21		0.48
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.36)	(0.37)		(0.38)		(0.38)		(0.38)
From net realized gains	—		—	—		—		—		(0.02)
Total distributions to shareholders	(0.18)		(0.36)	(0.37)		(0.38)		(0.38)		(0.40)
Increase from regulatory settlements	—		— (b)	—	(b)	—		—		—
Net Asset Value, End of Period	$10.31		$10.58	$10.22		$9.62		$10.22		$10.39
Total return (c)	(0.79	)%(d)(e)	7.13%	10.19	%(d)	(2.25	)%(d)	2.08	%(d)	4.76	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.75	%(g)	0.75%	0.73%		0.70%		0.70%		0.70%
Interest expense	—	%(g)(h)	—	—		—		—		—
Net expenses (f)	0.75	%(g)	0.75%	0.73%		0.70%		0.70%		0.70%
Waiver/Reimbursement	0.09	%(g)	—	0.01%		0.02%		0.02%		0.05%
Net investment income (f)	3.62	%(g)	3.43%	3.66%		3.76%		3.72%		3.74%
Portfolio turnover rate	5	%(e)	13%	23%		14%		25%		18%
Net assets, end of period (000s)	$85,318		$98,208	$85,642		$78,126		$89,905		$102,899

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The Investment Manager reimbused interest expense which had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2011		2010	2009		2008		2007		2006
Net Asset Value, Beginning of Period	$10.58		$10.22	$9.62		$10.22		$10.39		$10.31
Income from Investment Operations:
Net investment income (a)	0.15		0.29	0.30		0.32		0.32		0.32
Net realized and unrealized gain (loss) on investments and futures contracts	(0.27)		0.36	0.60		(0.60)		(0.18)		0.09
Total from investment operations	(0.12)		0.65	0.90		(0.28)		0.14		0.41
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.29)	(0.30)		(0.32)		(0.31)		(0.31)
From net realized gains	—		—	—		—		—		(0.02)
Total distributions to shareholders	(0.15)		(0.29)	(0.30)		(0.32)		(0.31)		(0.33)
Increase from regulatory settlements	—		— (b)	—	(b)	—		—		—
Net Asset Value, End of Period	$10.31		$10.58	$10.22		$9.62		$10.22		$10.39
Total return (c)	(1.11	)%(d)(e)	6.44%	9.48	%(d)	(2.88	)%(d)	1.42	%(d)	4.09	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.40	%(g)	1.40%	1.38%		1.35%		1.35%		1.35%
Interest expense	—	%(g)(h)	—	—		—		—		—
Net expenses (f)	1.40	%(g)	1.40%	1.38%		1.35%		1.35%		1.35%
Waiver/Reimbursement	0.09	%(g)	—	0.01%		0.02%		0.02%		0.05%
Net investment income (f)	2.95	%(g)	2.80%	3.03%		3.11%		3.07%		3.10%
Portfolio turnover rate	5	%(e)	13%	23%		14%		25%		18%
Net assets, end of period (000s)	$1,540		$3,285	$5,294		$5,874		$8,133		$12,203

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The Investment Manager reimbused interest expense which had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.58		$10.22	$9.62	$10.22	$10.39	$10.31
Income from Investment Operations:
Net investment income (a)	0.17		0.34	0.35	0.36	0.36	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	(0.27)		0.36	0.60	(0.60)	(0.17)	0.10
Total from investment operations	(0.10)		0.70	0.95	(0.24)	0.19	0.46
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.34)	(0.35)	(0.36)	(0.36)	(0.36)
From net realized gains	—		—	—	—	—	(0.02)
Total distributions to shareholders	(0.17)		(0.34)	(0.35)	(0.36)	(0.36)	(0.38)
Increase from regulatory settlements	—		— (b)	— (b)	—	—	—
Net Asset Value, End of Period	$10.31		$10.58	$10.22	$9.62	$10.22	$10.39
Total return (c)(d)	(0.89	)%(e)	6.92%	9.97%	(2.45)%	1.88%	4.55%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.95	%(g)	0.95%	0.93%	0.90%	0.90%	0.90%
Interest expense	—	%(g)(h)	—	—	—	—	—
Net expenses (f)	0.95	%(g)	0.95%	0.93%	0.90%	0.90%	0.90%
Waiver/Reimbursement	0.54	%(g)	0.45%	0.46%	0.47%	0.47%	0.50%
Net investment income (f)	3.41	%(g)	3.23%	3.45%	3.56%	3.52%	3.55%
Portfolio turnover rate	5	%(e)	13%	23%	14%	25%	18%
Net assets, end of period (000s)	$20,720		$21,903	$17,304	$12,625	$10,506	$11,796

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The Investment Manager reimbused interest expense which had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2011		2010	2009		2008		2007 (a)		2006
Net Asset Value, Beginning of Period	$10.58		$10.22	$9.62		$10.22		$10.39		$10.31
Income from Investment Operations:
Net investment income (b)	0.19		0.36	0.37		0.39		0.39		0.39
Net realized and unrealized gain (loss) on investments and futures contracts	(0.27)		0.36	0.60		(0.60)		(0.17)		0.10
Total from investment operations	(0.08)		0.72	0.97		(0.21)		0.22		0.49
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.36)	(0.37)		(0.39)		(0.39)		(0.39)
From net realized gains	—		—	—		—		—		(0.02)
Total distributions to shareholders	(0.19)		(0.36)	(0.37)		(0.39)		(0.39)		(0.41)
Increase from regulatory settlements	—		— (c)	—	(c)	—		—		—
Net Asset Value, End of Period	$10.31		$10.58	$10.22		$9.62		$10.22		$10.39
Total return (d)	(0.77	)%(e)(f)	7.19%	10.25	%(e)	(2.20	)%(e)	2.14	%(e)	4.81	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.70	%(h)	0.70%	0.68%		0.65%		0.65%		0.65%
Interest expense	—	%(h)(i)	—	—		—		—		—
Net expenses (g)	0.70	%(h)	0.70%	0.68%		0.65%		0.65%		0.65%
Waiver/Reimbursement	0.09	%(h)	—	0.01%		0.02%		0.02%		0.05%
Net investment income (g)	3.66	%(h)	3.49%	3.72%		3.81%		3.77%		3.80%
Portfolio turnover rate	5	%(f)	13%	23%		14%		25%		18%
Net assets, end of period (000s)	$9,195		$10,243	$10,462		$10,786		$13,170		$14,998

(a)  On August 8, 2007, Class G shares were exchanged for Class T shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The Investment Manager reimbused interest expense which had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2011		2010	2009		2008		2007		2006
Net Asset Value, Beginning of Period	$10.58		$10.22	$9.62		$10.22		$10.39		$10.31
Income from Investment Operations:
Net investment income (a)	0.19		0.38	0.39		0.40		0.40		0.40
Net realized and unrealized gain (loss) on investments and futures contracts	(0.27)		0.36	0.60		(0.60)		(0.17)		0.10
Total from investment operations	(0.08)		0.74	0.99		(0.20)		0.23		0.50
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.38)	(0.39)		(0.40)		(0.40)		(0.40)
From net realized gains	—		—	—		—		—		(0.02)
Total distributions to shareholders	(0.19)		(0.38)	(0.39)		(0.40)		(0.40)		(0.42)
Increase from regulatory settlements	—		— (b)	—	(b)	—		—		—
Net Asset Value, End of Period	$10.31		$10.58	$10.22		$9.62		$10.22		$10.39
Total return (c)	(0.70	)%(d)(e)	7.35%	10.41	%(d)	(2.05	)%(d)	2.29	%(d)	4.97	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (f)	0.55	%(g)	0.55%	0.53%		0.50%		0.50%		0.50%
Interest expense	—	%(g)(h)	—	—		—		—		—
Net expenses (f)	0.55	%(g)	0.55%	0.53%		0.50%		0.50%		0.50%
Waiver/Reimbursement	0.09	%(g)	—	0.01%		0.02%		0.02%		0.05%
Net investment income (f)	3.81	%(g)	3.64%	3.87%		3.96%		3.92%		3.94%
Portfolio turnover rate	5	%(e)	13%	23%		14%		25%		18%
Net assets, end of period (000s)	$2,097,523		$2,365,718	$2,384,815		$2,310,978		$2,207,710		$2,331,279

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The Investment Manager reimbused interest expense which had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Note 1. Organization

Columbia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with preservation of principal.

Fund Shares

The Trust has unlimited authorized shares of beneficial interest. The Fund offers Class A, Class B, Class C, Class T and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase.

Class B shares are subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase. Class T shares are available only to certain investors, as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently

Columbia Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2010 was as follows:

Distributions paid from:
Tax-Exempt Income	$90,257,672
Ordinary Income*	414,045

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2011, based on cost of investments for federal income tax were:

Unrealized appreciation	$102,457,295
Unrealized depreciation	(43,654,289)
Net unrealized appreciation	$58,803,006

Columbia Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. In September 2010, the Fund's Board of Trustees approved an amended IMSA that includes an annual management fee that declines from 0.41% to 0.25% as the Fund's net assets increase. The amended IMSA was approved by the Fund's shareholders at a meeting held on February 15, 2011. The amended IMSA became effective on March 1, 2011.

Prior to March 1, 2011, the annual management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.48% to 0.35% as the Fund's net assets increased. The annualized effective management fee rate for the six month period ended April 30, 2011, was 0.41% of the Fund's average daily net assets.

Administration Fee

The Investment Manager also serves as the Fund Administrator and provides administration and other services to the Fund under an Administrative Services Agreement. The amended IMSA discussed above includes an annual administration fee rate that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee rates became effective on March 1, 2011.

Prior to March 1, 2011, the annual administration fee was equal to 0.067% of the Fund's average daily net assets. The annualized effective administration fee rate for the six month period ended April 30, 2011, was 0.066% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee

Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six month period ended April 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.12% of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part

Columbia Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

of expense reductions on the Statement of Operations. For the six month period ended April 30, 2011, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an indirect wholly owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.65% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.40% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Service Fee

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis.

Sales Charges

Sales charges, including front-end charges and CDSC's, received by the Distributor for distributing Fund shares were $1,719 for Class A, $1,317 for Class B, $3,659 for Class C and $3 for Class T shares for the six month period ended April 30, 2011.

Fee Waivers and Expense Reimbursements

Effective March 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through February 29, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.74%, 1.39%, 1.39%, 0.69% and 0.54% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class T and Class Z shares, respectively. The following expenses are excluded from the Fund's ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties.

Prior to March 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, did not exceed the annual rate of 0.55% of the Fund's average daily net assets.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses

Columbia Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended April 30, 2011 these custody credits reduced total expenses by $81 for the Fund.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $117,766,364 and $361,993,675, respectively, for the six month period ended April 30, 2011.

Note 7. Regulatory Settlements

During the year ended October 31, 2010, the Fund received payments totaling $7,268 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets.

Note 8. Shareholder Concentration

As of April 30, 2011, one shareholder account owned 52.2% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund and other affiliated funds participated in a $225,000,000 committed, unsecured revolving line of credit provided by State Street. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280,000,000. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the Fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2011, the average daily loan balance outstanding on days where borrowing existed was $6,700,000 at a weighted average interest rate of 1.48%.

Note 10. Significant Risks and Contingencies

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective May 16, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $400 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund

Columbia Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011 plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Shareholder Meeting Results

At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Fund considered a proposal to approve a proposed amendment to the Investment Management Services Agreement with Columbia Management Investment Advisers, LLC. The proposal was approved as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
2,055,811,588	11,533,993	7,320,628	0

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Columbia Intermediate Municipal Bond Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1730 C (06/11)

Columbia Massachusetts Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended April 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	20

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Massachusetts Intermediate Municipal Bond Fund

Average annual total return as of 04/30/11 (%)

Share class	A		B		C		T		Z
Inception	12/09/02		12/09/02		12/09/02		06/26/00		06/14/93
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	–0.39	–3.65	–0.76	–3.70	–0.59	–1.57	–0.34	–5.11	–0.27
1-year	3.22	–0.13	2.45	–0.55	2.81	1.81	3.32	–1.63	3.48
5-year	4.26	3.56	3.48	3.48	3.84	3.84	4.36	3.36	4.52
10-year	3.97	3.47	3.21	3.21	3.51	3.51	4.07	3.56	4.23

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month, 1-year and 5-year periods, respectively), and 4.75% for Class A shares (for the 10-year period) and 4.75% for Class T shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B, Class C, Class T and Class Z share performance information includes returns of Retail A shares (for Class A and Class T shares), Retail B shares (for Class B and Class C shares) and Trust shares (for Class Z shares) of Galaxy Massachusetts Intermediate Municipal Bond Fund, the predecessor to the Fund and a series of The Galaxy Fund (the "Galaxy Massachusetts Fund"), for periods prior to December 9, 2002, the date on which Class A, Class B, Class C, Class T and Class Z shares were initially offered by the Fund. Retail A share returns include returns of the BKB shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2001, the date on which BKB shares were converted to Retail A shares. The returns shown for all share classes reflect any differences in sales charges, but no returns have been restated to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between any predecessor share class and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to December 9, 2002 would be lower for Class B, Class C, and Class T shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/11

–0.39%

Class A shares (without sales charge)

–0.33%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 04/30/11 ($)
Class A	10.73
Class B	10.73
Class C	10.73
Class T	10.73
Class Z	10.73

Distributions declared per share

11/01/10 – 04/30/11 ($)
Class A	0.17
Class B	0.13
Class C	0.15
Class T	0.18
Class Z	0.18

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

1

Understanding Your Expenses – Columbia Massachusetts Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/10 – 04/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	996.10	1,020.93	3.86	3.91	0.78
Class B	1,000.00	1,000.00	992.40	1,017.16	7.61	7.70	1.54
Class C	1,000.00	1,000.00	994.10	1,018.94	5.83	5.91	1.18
Class T	1,000.00	1,000.00	996.60	1,021.42	3.37	3.41	0.68
Class Z	1,000.00	1,000.00	997.30	1,022.17	2.62	2.66	0.53

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – 96.7%
	Par ($)	Value ($)
Education – 20.9%
Education – 17.8%
MA College Building Authority
Series 2004 A, Insured: NPFGC 5.000% 05/01/16	530,000	577,191
MA Development Finance Agency
Boston College, Series 2007 P, 5.000% 07/01/20	3,260,000	3,588,086
Boston University, Series 2009 V-2, 2.875% 10/01/14	3,000,000	3,099,480
Brandeis University, Series 2010 O-2, 5.000% 10/01/24	5,000,000	5,272,800
Clark University, Series 1998, 5.250% 07/01/16	1,445,000	1,447,601
Emerson College, Series 2006: 5.000% 01/01/21	2,500,000	2,574,425
5.000% 01/01/23	1,000,000	1,013,230
Hampshire College, Series 2004, 5.150% 10/01/14	170,000	174,485
Mount Holyoke College: Series 2001, 5.500% 07/01/13	1,355,000	1,366,463
Series 2008, 5.000% 07/01/23	1,285,000	1,390,164
Wheelock College, Series 2007, 5.000% 10/01/17	1,190,000	1,221,487
Worcester Polytechnic Institute, Series 2007, Insured: NPFGC 5.000% 09/01/22	1,710,000	1,808,753
MA Health & Educational Facilities Authority
Boston College: Series 2003, 5.250% 06/01/15	1,000,000	1,071,230
Series 2008, 5.500% 06/01/24	3,000,000	3,561,630
Harvard University, Series 2001 DD, 5.000% 07/15/35	2,500,000	2,502,275
Massachusetts Institute of Technology, Series 2002 K: 5.250% 07/01/12	1,000,000	1,057,390
5.375% 07/01/17	2,275,000	2,729,795
5.500% 07/01/22	1,000,000	1,236,320

	Par ($)	Value ($)
Series 2004 M, 5.250% 07/01/19	610,000	734,574
Northeastern University: Series 1998 G, Insured: NPFGC 5.500% 10/01/12	1,110,000	1,178,565
Series 2008 T3, 2.700% 10/01/37 (02/20/14) (a)(b)	2,500,000	2,533,675
Series 2010 A, 5.000% 10/01/13	1,040,000	1,121,089
Simmons College, Series 2009 I, 6.750% 10/01/18	1,365,000	1,641,344
Suffolk University, Series 2009 A, 6.000% 07/01/24	2,100,000	2,194,878
Tufts University: Series 2002 J, 5.500% 08/15/16	1,500,000	1,773,465
Series 2008: 5.000% 08/15/14	1,250,000	1,399,638
5.000% 08/15/17	1,145,000	1,327,341
Wellesley College, Series 2003, 5.000% 07/01/15	610,000	660,795
Williams College, Series 2003 H, 5.000% 07/01/16	1,740,000	1,880,975
MA Industrial Finance Agency
Tufts University, Series 1998 H, Insured: NPFGC 5.500% 02/15/13	1,830,000	1,983,592
MA University of Massachusetts Building Authority
Series 2004 1, Insured: AMBAC 5.250% 11/01/12	650,000	690,632
Series 2008, Insured: AGMC 5.000% 05/01/21	1,510,000	1,673,367
Series 2009 1, 5.000% 05/01/23	5,000,000	5,496,600
Education Total		61,983,335
Prep School – 0.9%
MA Development Finance Agency
Foxborough Regional Charter School, Series 2010 A, 6.375% 07/01/30	3,150,000	3,095,001
Prep School Total		3,095,001

See Accompanying Notes to Financial Statements.

3

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Student Loan – 2.2%
MA Educational Financing Authority
Series 2009 I, 5.125% 01/01/18	3,825,000	4,189,446
Series 2010 A, 5.500% 01/01/22	3,500,000	3,728,095
Student Loan Total		7,917,541
Education Total		72,995,877
Health Care – 8.8%
Continuing Care Retirement – 0.5%
MA Development Finance Agency
Orchard Cove, Inc., Series 2007: 5.000% 10/01/17	1,380,000	1,271,960
5.000% 10/01/18	515,000	464,144
Continuing Care Retirement Total		1,736,104
Hospitals – 7.9%
MA Health & Educational Facilities Authority
Baystate Medical Center, Inc., Series 2002 F, 5.750% 07/01/13	890,000	920,447
Boston Medical Center, Series 1998 A, Insured: NPFGC 5.250% 07/01/15	2,500,000	2,502,625
Caregroup, Inc.: Series 1998 B-2, Insured: NPFGC 5.375% 02/01/27	1,585,000	1,534,961
Series 2004 D, Insured: NPFGC 5.250% 07/01/22	1,000,000	1,011,240
Series 2008 E-2, 5.375% 07/01/19	4,675,000	4,908,469
Milford Regional Medical Center, Inc., Series 2007: 5.000% 07/15/17	1,050,000	1,055,376
5.000% 07/15/22	2,500,000	2,349,950
Partners Healthcare Systems, Inc.: Series 2001, 5.750% 07/01/21	30,000	30,497
Series 2003 E, 5.000% 07/01/15	1,140,000	1,209,814
Series 2005 F, 5.000% 07/01/17	2,000,000	2,178,640
Series 2007, 5.000% 07/01/18	2,575,000	2,843,238
Series 2010, 5.000% 07/01/22	5,000,000	5,274,000

	Par ($)	Value ($)
UMass Memorial Health Care, Inc., Series 1998 A, Insured: AMBAC 5.250% 07/01/14	2,000,000	2,003,420
Hospitals Total		27,822,677
Intermediate Care Facilities – 0.4%
MA Development Finance Agency
Evergreen Center, Inc., Series 2005, 5.500% 01/01/20	1,355,000	1,315,813
Intermediate Care Facilities Total		1,315,813
Health Care Total		30,874,594
Housing – 1.1%
Assisted Living/Senior – 0.5%
MA Development Finance Agency
VOA Concord Assisted Living, Inc., Series 2007: 5.000% 11/01/17	725,000	656,944
5.125% 11/01/27	1,500,000	1,093,275
Assisted Living/Senior Total		1,750,219
Single-Family – 0.6%
MA Housing Finance Agency
Series 2009 143, 5.000% 12/01/24	2,000,000	2,048,020
Single-Family Total		2,048,020
Housing Total		3,798,239
Other – 15.5%
Other – 1.5%
MA Boston Housing Authority Capital Program
Series 2008, Insured: AGMC: 5.000% 04/01/20	2,135,000	2,259,342
5.000% 04/01/23	1,865,000	1,917,407
MA Development Finance Agency
Combined Jewish Philanthropies, Series 2002 A, 5.250% 02/01/22	970,000	1,004,406
Other Total		5,181,155
Pool/Bond Bank – 4.9%
MA Water Pollution Abatement
Series 1999 5, 5.750% 08/01/16	95,000	95,380
Series 2002, 5.000% 08/01/11	1,000,000	1,012,090
Series 2004 A, 5.250% 08/01/15	3,000,000	3,484,260

See Accompanying Notes to Financial Statements.

4

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2005 11, 5.250% 08/01/19	4,465,000	5,349,472
Series 2006, 5.250% 08/01/20	3,000,000	3,589,560
Series 2009, 5.000% 08/01/24	3,100,000	3,452,377
Pool/Bond Bank Total		16,983,139
Refunded/Escrowed (c) – 9.1%
MA Boston
Convention Center, Series 2002 A, Pre-refunded 05/01/12, Insured: AMBAC 5.000% 05/01/19	1,500,000	1,569,900
MA College Building Authority
Series 1999 A, Escrowed to Maturity, Insured: NPFGC (d) 05/01/28	4,000,000	1,861,200
MA Development Finance Agency
Belmont Hill School, Inc., Series 2001, Pre-refunded 09/01/11, 5.000% 09/01/31	1,000,000	1,024,810
MA College of Pharmacy & Allied Health Sciences, Series 2003 C, Pre-refunded 07/01/13, 6.375% 07/01/23	1,000,000	1,134,540
Milton Academy, Series 2003 A, Pre-refunded 09/01/13, 5.000% 09/01/19	500,000	549,330
Western New England College, Series 2002, Pre-refunded 12/01/12, 5.875% 12/01/22	540,000	581,850
MA Health & Educational Facilities Authority
Partners Healthcare Systems, Inc., Series 2001, Pre-refunded 07/01/11, 5.750% 07/01/21	720,000	733,673
Simmons College, Series 2003 F, Pre-refunded 10/01/13, Insured: FGIC: 5.000% 10/01/15	1,015,000	1,117,058
5.000% 10/01/17	510,000	561,280

	Par ($)	Value ($)
University of Massachusetts, Series 2002 C, Pre-refunded 10/01/12, Insured: NPFGC 5.250% 10/01/13	1,475,000	1,573,943
MA Lowell
Series 2002, Pre-refunded 02/01/12, Insured: AMBAC 5.000% 02/01/13	1,215,000	1,270,368
MA Port Authority
Series 1973, Escrowed to Maturity, 5.625% 07/01/12	230,000	238,381
MA Springfield
Series 2003, Pre-refunded 01/15/13, Insured: NPFGC 5.250% 01/15/15	1,500,000	1,619,355
MA State
Series 1998 A, Escrowed to Maturity, (d) 06/15/15	4,000,000	3,717,680
Series 2001 C, Pre-refunded 12/01/11, 5.375% 12/01/18	3,000,000	3,088,290
Series 2002 A, Pre-refunded 06/01/12, Insured: FGIC 5.375% 06/01/19	1,125,000	1,185,154
Series 2002 E, Pre-refunded 01/01/13, Insured: AGMC 5.250% 01/01/18	4,000,000	4,300,600
Series 2004 B, Pre-refunded 08/01/14, 5.000% 08/01/22	2,000,000	2,251,880
MA Turnpike Authority
Series 1993 A, Escrowed to Maturity, 5.000% 01/01/13	110,000	115,092
MA University of Massachusetts Building Authority
Series 2003 1, Pre-refunded 11/01/13, Insured: AMBAC 5.250% 11/01/15	2,000,000	2,219,280
MA Water Pollution Abatement
Series 1993 A, Escrowed to Maturity, 5.450% 02/01/13	375,000	388,777

See Accompanying Notes to Financial Statements.

5

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2001 7, Pre-refunded 08/01/11, 5.250% 02/01/13	250,000	253,080
MA Water Resources Authority
Series 1993 C, Escrowed to Maturity, 6.000% 12/01/11	430,000	444,478
Refunded/Escrowed Total		31,799,999
Other Total		53,964,293
Tax-Backed – 35.5%
Local Appropriated – 1.5%
MA Boston
Series 2002, Insured: NPFGC 5.000% 08/01/14	5,000,000	5,206,100
Local Appropriated Total		5,206,100
Local General Obligations – 7.7%
MA Boston Metropolitan District
Series 2002 A, 5.250% 12/01/14	2,010,000	2,150,157
MA Boston
Series 2002 B, Insured: NPFGC 5.000% 02/01/12	6,000,000	6,212,460
Series 2004 A, 5.000% 01/01/14	1,000,000	1,108,280
MA Dudley-Charlton Regional School District
Series 1999 A, Insured: NPFGC 5.125% 06/15/14	2,305,000	2,536,215
MA Everett
Series 2000, Insured: NPFGC 6.000% 12/15/11	2,015,000	2,085,142
MA Hopedale
Series 2004, Insured: AMBAC 5.000% 11/15/17	1,000,000	1,099,570
MA Lawrence
Series 2006, Insured: AGMC 5.000% 02/01/18	1,500,000	1,717,365
MA Pioneer Valley Regional School District
Series 2002, Insured: AMBAC 5.000% 06/15/12	1,000,000	1,046,520

	Par ($)	Value ($)
MA Sandwich
Series 2005, Insured: NPFGC 5.000% 07/15/18	1,575,000	1,761,590
MA Springfield
Series 2007, Insured: AGMC 4.500% 08/01/21	2,000,000	2,099,940
MA Westborough
Series 2003, 5.000% 11/15/16	1,000,000	1,079,700
MA Westfield
Series 2003, Insured: NPFGC 5.000% 09/01/18	500,000	523,260
MA Worcester
Series 2004 A, Insured: NPFGC 5.250% 08/15/13	2,810,000	3,032,159
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1997 A, Insured: AGMC 5.500% 07/01/17	245,000	245,617
Local General Obligations Total		26,697,975
Special Non-Property Tax – 9.1%
MA Bay Transportation Authority
Series 2002 A, 5.000% 07/01/11	1,000,000	1,008,130
Series 2003 A: 5.250% 07/01/17	1,000,000	1,182,450
5.250% 07/01/19	625,000	742,463
Series 2004 C, 5.250% 07/01/18	1,000,000	1,187,520
Series 2005 B, Insured: NPFGC 5.500% 07/01/23	2,890,000	3,473,057
Series 2006 A, 5.250% 07/01/22	3,500,000	4,131,470
Series 2008 B, 5.000% 07/01/23	910,000	1,048,702
MA School Building Authority
Series 2005 A, Insured: AGMC 5.000% 08/15/26	5,000,000	5,336,850
Series 2007 A, Insured: AMBAC 5.000% 08/15/18	5,000,000	5,753,850
MA State
Series 1997 A, 5.500% 06/01/13	1,000,000	1,091,260

See Accompanying Notes to Financial Statements.

6

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2004, Insured: NPFGC 5.250% 01/01/19	750,000	853,830
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005 BB, Insured: AGMC 5.250% 07/01/22	3,000,000	3,137,940
VI Virgin Islands Public Finance Authority
Series 2010 A, 5.000% 10/01/25	2,755,000	2,673,617
Special Non-Property Tax Total		31,621,139
State Appropriated – 1.1%
MA Development Finance Agency
Visual & Performing Arts, Series 2000: 5.750% 08/01/13	1,030,000	1,129,550
6.000% 08/01/17	540,000	638,534
6.000% 08/01/21	1,750,000	2,018,187
State Appropriated Total		3,786,271
State General Obligations – 16.1%
MA State
Series 2002 C: 5.500% 11/01/15	3,000,000	3,524,190
5.500% 11/01/17	1,500,000	1,800,030
Series 2002 D, Insured: AMBAC 5.500% 08/01/18	3,500,000	4,206,545
Series 2003 D: 5.500% 10/01/17	5,000,000	5,993,700
Insured: AGMC 5.500% 10/01/19	3,500,000	4,212,425
Insured: AMBAC 5.500% 10/01/19	5,000,000	6,017,750
Insured: NPFGC 5.500% 10/01/20	2,500,000	3,010,750
Series 2004 B, 5.250% 08/01/20	3,000,000	3,546,630
Series 2004 C: Insured: AMBAC 5.500% 12/01/24	5,000,000	5,984,500
Insured: NPFGC 5.500% 12/01/19	3,795,000	4,571,040
Series 2006 B, Insured: AGMC 5.250% 09/01/22	4,000,000	4,702,400
Series 2008 A: 5.000% 09/01/15	3,000,000	3,447,060
5.000% 08/01/16	2,000,000	2,328,340

	Par ($)	Value ($)
Series 2010 A, 0.760% 02/01/14 (05/05/11) (a)(b)	3,000,000	2,993,460
State General Obligations Total		56,338,820
Tax-Backed Total		123,650,305
Transportation – 3.5%
Airports – 2.5%
MA Port Authority
Series 2005 C, Insured: AMBAC: 5.000% 07/01/15	1,500,000	1,700,460
5.000% 07/01/22	3,500,000	3,737,790
Series 2007 D, Insured: AGMC 5.000% 07/01/17	3,000,000	3,378,120
Airports Total		8,816,370
Toll Facilities – 0.7%
MA Department of Transportation
Series 2010 B, 5.000% 01/01/22	2,180,000	2,349,909
Toll Facilities Total		2,349,909
Transportation – 0.3%
MA Woods Hole, Martha's Vineyard & Nantucket Steamship Authority
Series 2004 B, 5.000% 03/01/18	975,000	1,077,444
Transportation Total		1,077,444
Transportation Total		12,243,723
Utilities – 11.4%
Investor Owned – 1.1%
MA Development Finance Agency
Dominion Energy Brayton, Series 2009, 5.750% 12/01/42 (05/01/19) (a)(b)	3,460,000	3,748,045
Investor Owned Total		3,748,045
Joint Power Authority – 1.7%
MA Berkshire Wind Power Cooperative Corp.
Series 2010 1: 5.000% 07/01/25	2,000,000	2,026,560
5.250% 07/01/24	3,785,000	3,932,993
Joint Power Authority Total		5,959,553

See Accompanying Notes to Financial Statements.

7

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Municipal Electric – 1.7%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB, Insured: NPFGC 6.000% 07/01/12	1,000,000	1,050,510
Series 2002 LL, Insured: NPFGC 5.500% 07/01/17	2,400,000	2,652,336
Series 2010, 5.250% 07/01/24	2,075,000	2,084,587
Municipal Electric Total		5,787,433
Water & Sewer – 6.9%
MA Water Resource Authority
Series 1993 C, 6.000% 12/01/11	275,000	283,055
Series 1998 B, Insured: AGMC 5.500% 08/01/15	1,165,000	1,360,743
Series 2002 J, Insured: AGMC: 5.250% 08/01/14	2,870,000	3,249,902
5.250% 08/01/15	3,000,000	3,473,190
5.250% 08/01/18	1,000,000	1,189,000
Series 2005 A, Insured: NPFGC 5.250% 08/01/17	6,000,000	7,105,440
Series 2007 B, Insured: AGMC 5.250% 08/01/23	5,500,000	6,478,120
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2008 A, Insured: AGC 5.000% 07/01/16	1,000,000	1,107,750
Water & Sewer Total		24,247,200
Utilities Total		39,742,231
Total Municipal Bonds (cost of $320,371,452)		337,269,262

Investment Companies – 2.5%
	Shares	Value ($)
BofA Massachusetts Municipal Reserves, G- Trust Shares (7 day yield of 0.180%)	4,980,000	4,980,000
Dreyfus Massachusetts Municipal Money Market Fund (7 day yield of 0.000%)	3,827,223	3,827,223
Total Investment Companies (cost of $8,807,223)		8,807,223
Total Investments – 99.2% (cost of $329,178,675) (e)		346,076,485
Other Assets & Liabilities, Net – 0.8%		2,699,610
Net Assets – 100.0%		348,776,095

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2011.

(b)  Parenthetical date represents the next interest rate reset date for the security.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Zero coupon bond.

(e)  Cost for federal income tax purposes is $329,144,109.

  Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

  The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

  Fair value inputs are summarized in the three broad levels listed below:

• Level 1—Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2—Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3—Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

  Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be

See Accompanying Notes to Financial Statements.

8

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

  Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$337,269,262	$—	$337,269,262
Total Investment Companies	8,807,223	—	—	8,807,223
Total Investments	$8,807,223	$337,269,262	$—	$346,076,485

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

At April 30, 2011, the composition of the Fund by revenue source is as follows:

Holding by Revenue Source	% of Net Assets
Tax-Backed	35.5
Education	20.9
Utilities	11.4
Refunded/Escrowed	9.1
Health Care	8.8
Pool/Bond Bank	4.9
Transportation	3.5
Other	1.5
Housing	1.1
96.7
Investment Companies	2.5
Other Assets & Liabilities, Net	0.8
100.0

Acronym	Name
AGC	Assured Guaranty Corp.

AGMC	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

NPFGC	National Public Finance Guarantee Corp.

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

		($)
Assets	Investments, at identified cost	329,178,675
	Investments, at value	346,076,485
	Cash	497
	Receivable for:
	Investments sold	234,371
	Fund shares sold	183,244
	Interest	4,462,932
	Expense reimbursement due from Investment Manager	114,783
	Trustees' deferred compensation plan	38,370
	Total Assets	351,110,682
Liabilities	Payable for:
	Fund shares repurchased	1,199,248
	Distributions	909,418
	Investment advisory fee	114,664
	Administration fee	19,725
	Pricing and bookkeeping fees	12,290
	Transfer agent fee	15,772
	Trustees' fees	87
	Custody fee	1,372
	Distribution and service fees	15,992
	Chief compliance officer expenses	9
	Trustees' deferred compensation plan	38,370
	Other liabilities	7,640
	Total Liabilities	2,334,587
	Net Assets	348,776,095
Net Assets Consist of	Paid-in capital	331,732,929
	Undistributed net investment income	44,321
	Accumulated net realized gain	101,035
	Net unrealized appreciation on investments	16,897,810
	Net Assets	348,776,095

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities (continued) – Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Class A	Net assets	$27,565,101
	Shares outstanding	2,569,676
	Net asset value per share	$10.73	(a)
	Maximum sales charge	3.25%
	Maximum offering price per share ($10.73/0.9675)	$11.09	(b)
Class B	Net assets	$548,313
	Shares outstanding	51,112
	Net asset value and offering price per share	$10.73	(a)
Class C	Net assets	$9,862,621
	Shares outstanding	919,412
	Net asset value and offering price per share	$10.73	(a)
Class T	Net assets	$37,323,692
	Shares outstanding	3,479,369
	Net asset value per share	$10.73	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($10.73/0.9525)	$11.27	(b)
Class Z	Net assets	$273,476,368
	Shares outstanding	25,493,860
	Net asset value, offering and redemption price per share	$10.73

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

11

Statement of Operations – Columbia Massachusetts Intermediate Municipal Bond Fund

For the Six Months Ended April 30, 2011 (Unaudited)

		($)
Investment Income	Interest	7,103,301
	Dividends	2,504
	Total Investment Income	7,105,805
Expenses	Investment advisory fee	798,698
	Administration fee	118,953
	Distribution fee:
	Class B	2,882
	Class C	37,367
	Service fee:
	Class A	37,898
	Class B	961
	Class C	12,456
	Shareholder service fee:
	Class T	28,015
	Transfer agent fee	199,044
	Pricing and bookkeeping fees	57,605
	Trustees' fees	17,363
	Custody fee	7,300
	Chief compliance officer expenses	550
	Other expenses	89,935
	Total Expenses	1,409,027
	Fees waived or expenses reimbursed by Investment Manager	(349,972)
	Fees waived by distributor—Class C	(17,438)
	Expense reductions	— *
	Net Expenses	1,041,617
	Net Investment Income	6,064,188
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized gain on investments	116,960
	Net change in unrealized appreciation (depreciation) on investments	(7,540,405)
	Net Loss	(7,423,445)
	Net Decrease Resulting from Operations	(1,359,257)

*  Rounds to less than $1.

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets – Columbia Massachusetts Intermediate Municipal Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2011 ($)	Year Ended October 31, 2010 ($)
Operations	Net investment income	6,064,188	12,099,511
	Net realized gain on investments	116,960	674,382
	Net change in unrealized appreciation (depreciation) on investments	(7,540,405)	10,658,291
	Net increase (decrease) resulting from operations	(1,359,257)	23,432,184
Distributions to Shareholders	From net investment income:
	Class A	(493,407)	(738,782)
	Class B	(9,544)	(26,514)
	Class C	(141,852)	(264,676)
	Class T	(625,466)	(1,295,640)
	Class Z	(4,789,656)	(9,763,840)
	From net realized gains:
	Class A	(8,919)	—
	Class B	(251)	—
	Class C	(2,946)	—
	Class T	(10,766)	—
	Class Z	(78,145)	—
	Total distributions to shareholders	(6,160,952)	(12,089,452)
	Net Capital Stock Transactions	(11,657,590)	8,790,813
	Total increase (decrease) in net assets	(19,177,799)	20,133,545
Net Assets	Beginning of period	367,953,894	347,820,349
	End of period	348,776,095	367,953,894
	Undistributed net investment income at end of period	44,321	40,058

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets (continued) – Columbia Massachusetts Intermediate Municipal Bond Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	510,961	5,440,679	1,488,866	16,105,857
Distributions reinvested	12,936	137,624	47,803	517,301
Redemptions	(785,567)	(8,365,474)	(218,566)	(2,353,796)
Net increase (decrease)	(261,670)	(2,787,171)	1,318,103	14,269,362
Class B
Subscriptions	351	3,730	3,269	34,954
Distributions reinvested	314	3,341	1,672	18,074
Redemptions	(41,658)	(442,413)	(28,067)	(302,382)
Net decrease	(40,993)	(435,342)	(23,126)	(249,354)
Class C
Subscriptions	62,607	667,160	196,020	2,113,354
Distributions reinvested	7,417	78,915	14,860	160,835
Redemptions	(105,250)	(1,111,936)	(91,547)	(985,273)
Net increase (decrease)	(35,226)	(365,861)	119,333	1,288,916
Class T
Subscriptions	29,786	316,460	76,782	829,441
Distributions reinvested	25,470	271,008	82,678	893,570
Redemptions	(165,503)	(1,754,841)	(267,991)	(2,905,398)
Net decrease	(110,247)	(1,167,373)	(108,531)	(1,182,387)
Class Z
Subscriptions	2,222,697	23,658,602	3,255,986	35,121,921
Distributions reinvested	14,254	151,792	36,763	397,351
Redemptions	(2,884,149)	(30,712,237)	(3,785,462)	(40,854,996)
Net decrease	(647,198)	(6,901,843)	(492,713)	(5,335,724)

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$10.95		$10.61		$9.90		$10.35		$10.50	$10.49
Income from Investment Operations:
Net investment income (a)	0.17		0.34		0.35		0.36		0.34	0.35
Net realized and unrealized gain (loss) on investments and futures contracts	(0.22)		0.34		0.71		(0.44)		(0.14)	0.09
Total from investment operations	(0.05)		0.68		1.06		(0.08)		0.20	0.44
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.34)		(0.35)		(0.37)		(0.34)	(0.35)
From net realized gains	—	(b)	—		—		—	(b)	(0.01)	(0.08)
Total distributions to shareholders	(0.17)		(0.34)		(0.35)		(0.37)		(0.35)	(0.43)
Net Asset Value, End of Period	$10.73		$10.95		$10.61		$9.90		$10.35	$10.50
Total return (c)	(0.39	)%(d)(e)	6.51	%(d)	10.78	%(d)	(0.88	)%(d)	2.00%	4.33%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.78	%(g)	0.80%		0.78%		0.75%		0.99%	0.95%
Waiver/Reimbursement	0.20	%(g)	0.11%		0.12%		0.17%		—	—
Net investment income (f)	3.26	%(g)	3.12%		3.30%		3.51%		3.29%	3.39%
Portfolio turnover rate	5	%(e)	9%		8%		10%		15%	18%
Net assets, end of period (000s)	$27,565		$30,998		$16,049		$11,936		$6,914	$7,603

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$10.95		$10.61		$9.90		$10.35		$10.50	$10.49
Income from Investment Operations:
Net investment income (a)	0.13		0.26		0.27		0.29		0.26	0.27
Net realized and unrealized gain (loss) on investments and futures contracts	(0.22)		0.34		0.71		(0.45)		(0.13)	0.09
Total from investment operations	(0.09)		0.60		0.98		(0.16)		0.13	0.36
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.26)		(0.27)		(0.29)		(0.27)	(0.27)
From net realized gains	—	(b)	—		—		—	(b)	(0.01)	(0.08)
Total distributions to shareholders	(0.13)		(0.26)		(0.27)		(0.29)		(0.28)	(0.35)
Net Asset Value, End of Period	$10.73		$10.95		$10.61		$9.90		$10.35	$10.50
Total return (c)	(0.76	)%(d)(e)	5.72	%(d)	9.96	%(d)	(1.61	)%(d)	1.24%	3.55%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.54	%(g)	1.55%		1.53%		1.50%		1.74%	1.70%
Waiver/Reimbursement	0.20	%(g)	0.11%		0.12%		0.17%		—	—
Net investment income (f)	2.49	%(g)	2.42%		2.59%		2.78%		2.55%	2.64%
Portfolio turnover rate	5	%(e)	9%		8%		10%		15%	18%
Net assets, end of period (000s)	$548		$1,008		$1,222		$1,440		$1,650	$2,496

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.95		$10.61	$9.90	$10.35	$10.50	$10.49
Income from Investment Operations:
Net investment income (a)	0.15		0.30	0.30	0.32	0.30	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	(0.22)		0.34	0.72	(0.44)	(0.14)	0.09
Total from investment operations	(0.07)		0.64	1.02	(0.12)	0.16	0.40
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.30)	(0.31)	(0.33)	(0.30)	(0.31)
From net realized gains	—	(b)	—	—	— (b)	(0.01)	(0.08)
Total distributions to shareholders	(0.15)		(0.30)	(0.31)	(0.33)	(0.31)	(0.39)
Net Asset Value, End of Period	$10.73		$10.95	$10.61	$9.90	$10.35	$10.50
Total return (c)(d)	(0.59	)%(e)	6.09%	10.34%	(1.27)%	1.59%	3.91%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.18	%(g)	1.20%	1.18%	1.15%	1.39%	1.35%
Waiver/Reimbursement	0.55	%(g)	0.46%	0.47%	0.52%	0.35%	0.35%
Net investment income (f)	2.85	%(g)	2.75%	2.88%	3.13%	2.89%	2.99%
Portfolio turnover rate	5	%(e)	9%	8%	10%	15%	18%
Net assets, end of period (000s)	$9,863		$10,452	$8,859	$4,036	$3,792	$4,974

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2011		2010		2009		2008		2007 (a)	2006
Net Asset Value, Beginning of Period	$10.95		$10.61		$9.90		$10.35		$10.50	$10.49
Income from Investment Operations:
Net investment income (b)	0.18		0.35		0.36		0.38		0.35	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	(0.22)		0.34		0.71		(0.45)		(0.13)	0.09
Total from investment operations	(0.04)		0.69		1.07		(0.07)		0.22	0.45
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.35)		(0.36)		(0.38)		(0.36)	(0.36)
From net realized gains	—	(c)	—		—		—	(c)	(0.01)	(0.08)
Total distributions to shareholders	(0.18)		(0.35)		(0.36)		(0.38)		(0.37)	(0.44)
Net Asset Value, End of Period	$10.73		$10.95		$10.61		$9.90		$10.35	$10.50
Total return (d)	(0.34	)%(e)(f)	6.62	%(e)	10.89	%(e)	(0.77	)%(e)	2.10%	4.43%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.68	%(h)	0.70%		0.68%		0.65%		0.89%	0.85%
Waiver/Reimbursement	0.20	%(h)	0.11%		0.12%		0.17%		—	—
Net investment income (g)	3.35	%(h)	3.26%		3.43%		3.63%		3.40%	3.49%
Portfolio turnover rate	5	%(f)	9%		8%		10%		15%	18%
Net assets, end of period (000s)	$37,324		$39,300		$39,221		$37,689		$42,468	$46,787

(a)  On August 8, 2007, Class G shares were exchanged for Class T shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$10.95		$10.61		$9.90		$10.35		$10.50	$10.49
Income from Investment Operations:
Net investment income (a)	0.18		0.37		0.37		0.39		0.37	0.38
Net realized and unrealized gain (loss) on investments and futures contracts	(0.22)		0.34		0.71		(0.45)		(0.14)	0.09
Total from investment operations	(0.04)		0.71		1.08		(0.06)		0.23	0.47
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.37)		(0.37)		(0.39)		(0.37)	(0.38)
From net realized gains	—	(b)	—		—		—	(b)	(0.01)	(0.08)
Total distributions to shareholders	(0.18)		(0.37)		(0.37)		(0.39)		(0.38)	(0.46)
Net Asset Value, End of Period	$10.73		$10.95		$10.61		$9.90		$10.35	$10.50
Total return (c)	(0.27	)%(d)(e)	6.77	%(d)	11.06	%(d)	(0.62	)%(d)	2.25%	4.59%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.53	%(g)	0.55%		0.53%		0.50%		0.74%	0.70%
Waiver/Reimbursement	0.20	%(g)	0.11%		0.12%		0.17%		—	—
Net investment income (f)	3.50	%(g)	3.41%		3.58%		3.78%		3.55%	3.64%
Portfolio turnover rate	5	%(e)	9%		8%		10%		15%	18%
Net assets, end of period (000s)	$273,476		$286,196		$282,469		$259,753		$254,639	$250,224

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Note 1. Organization

Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.

Fund Shares

The Trust has unlimited authorized shares of beneficial interest. The Fund offers Class A, Class B, Class C, Class T and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase.

Class B shares are subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase. Class T shares are available only to certain investors, as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are

20

Columbia Massachusetts Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

21

Columbia Massachusetts Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2010 was as follows:

Tax-Exempt Income	$12,089,452

Unrealized appreciation and depreciation at April 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$18,367,821
Unrealized depreciation	(1,435,445)
Net unrealized appreciation	$16,932,376

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective March 1, 2011, the annual management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase.

Prior to March 1, 2011, the annual management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.48% to 0.35% as the Fund's net assets increased. The annualized effective management fee rate for the six month period ended April 30, 2011, was 0.45% of the Fund's average daily net assets.

Administration Fee

The Investment Manager also serves as the Fund Administrator and provides administration and other services to the Fund. Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee rates became effective on March 1, 2011.

Prior to March 1, 2011, the annual administration fee was equal to 0.067% of the Fund's average daily net assets. The annualized effective administration fee rate for the six month period ended April 30, 2011, was 0.067% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee

Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is

22

Columbia Massachusetts Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six month period ended April 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.11% of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended April 30, 2011, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an indirect wholly owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Service Fee

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis.

Sales Charges

Sales charges, including front-end charges and CDSC's, received by the Distributor for distributing Fund shares were $1,390 for Class A and $525 for Class B shares for the six month period ended April 30, 2011.

Fee Waivers and Expense Reimbursements

Effective March 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through February 29, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.75%, 1.50%, 1.50%, 0.65% and 0.50% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class T and Class Z shares, respectively. The following expenses are excluded from the Fund's ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, and transaction charges and interest on borrowed money, interest, extraordinary expenses any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties.

Prior to March 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's

23

Columbia Massachusetts Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, did not exceed the annual rate of 0.55% of the Fund's average daily net assets.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended April 30, 2011, these custody credits reduced total expenses by less than $1 for the Fund.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $17,264,075 and $25,477,754, respectively, for the six month period ended April 30, 2011.

Note 7. Shareholder Concentration

As of April 30, 2011, two shareholder accounts owned 84.3% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participated in a $225,000,000 committed, unsecured revolving line of credit provided by State Street. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280,000,000. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the Fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2011, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Non-Diversified Risk

The Fund is a non-diversified fund, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at April 30, 2011, invested in debt obligations issued by Massachusetts and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with

24

Columbia Massachusetts Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective May 16, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $400 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011 plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

25

Columbia Massachusetts Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

26

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Massachusetts Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Massachusetts Intermediate Municipal Bond Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1735 C (06/11)

Columbia New Jersey Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended April 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	18

Shareholder Meeting Results	24

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.
President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia New Jersey Intermediate Municipal Bond Fund

Average annual total return as of 04/30/11 (%)

Share class	A		B		C		T		Z
Inception	11/18/02		11/18/02		11/18/02		04/03/98		04/03/98
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	–1.57	–4.77	–1.94	–4.84	–1.77	–2.73	–1.52	–6.21	–1.45
1-year	2.00	–1.29	1.24	–1.72	1.60	0.61	2.11	–2.76	2.26
5-year	3.57	2.88	2.80	2.80	3.16	3.16	3.67	2.67	3.83
10-year	3.78	3.28	3.00	3.00	3.30	3.30	3.87	3.36	4.03

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month, 1-year and 5-year periods), 4.75% for Class A shares (for the 10-year period) and 4.75% for Class T shares, respectively, and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B, Class C, Class T and Class Z share performance information includes returns of Retail A shares (for Class A and Class T shares), Retail B shares (for Class B and Class C shares) and Trust shares (for Class Z shares) of Galaxy New Jersey Municipal Bond Fund, the predecessor to the Fund and a series of The Galaxy Fund (the "Galaxy New Jersey Fund"), for periods prior to November 18, 2002, the date on which Class A, Class B, Class C, Class T and Class Z shares were initially offered by the Fund. The returns shown for all share classes reflect any differences in sales charges, but no returns have been restated to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between any predecessor share class and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to November 18, 2002 would be lower for Class B and Class C shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/11

–1.57%

Class A shares (without sales charge)

–0.33%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 04/30/11 ($)
Class A	10.09
Class B	10.09
Class C	10.09
Class T	10.09
Class Z	10.09

Distributions declared per share

11/01/10 – 04/30/11 ($)
Class A	0.15
Class B	0.12
Class C	0.13
Class T	0.16
Class Z	0.17

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

1

Understanding Your Expenses – Columbia New Jersey Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/10 – 04/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	984.30	1,020.53	4.23	4.31	0.86
Class B	1,000.00	1,000.00	980.60	1,016.81	7.91	8.05	1.61
Class C	1,000.00	1,000.00	982.30	1,018.55	6.19	6.31	1.26
Class T	1,000.00	1,000.00	984.80	1,021.03	3.74	3.81	0.76
Class Z	1,000.00	1,000.00	985.50	1,021.77	3.00	3.06	0.61

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia New Jersey Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – 95.8%
	Par ($)	Value ($)
Education – 7.9%
Education – 5.3%
NJ Educational Facilities Authority
Drew University, Series 2003 C, Insured: NPFGC 5.250% 07/01/20	1,000,000	1,119,160
Georgian Court University, Series 2007 D, 5.250% 07/01/27	500,000	499,960
Kean University, Series 2009 A, 4.000% 09/01/15	500,000	524,820
Montclair State University, Series 2009, 5.000% 07/01/19	455,000	499,904
Rowan University, Series 2008 B, Insured: AGC 5.000% 07/01/23	750,000	799,455
Education Total		3,443,299
Student Loan – 2.6%
NJ Higher Education Assistance Authority
Series 2010 1-A, 4.300% 12/01/18	680,000	707,723
Series 2010, 3.750% 12/01/18	1,000,000	1,001,350
Student Loan Total		1,709,073
Education Total		5,152,372
Health Care – 3.9%
Continuing Care Retirement – 1.5%
NJ Economic Development Authority
Lutheran Social Ministries, Series 2005, 5.100% 06/01/27	675,000	574,324
Winchester Gardens, Series 2004 A, 5.750% 11/01/24	400,000	395,856
Continuing Care Retirement Total		970,180
Hospitals – 2.4%
NJ Health Care Facilities Financing Authority
Children's Specialized Hospital, Series 2005 A, 5.000% 07/01/18	575,000	579,370
South Jersey Hospital, Inc., Series 2006, 5.000% 07/01/20	500,000	517,805

	Par ($)	Value ($)
St. Joseph's Hospital & Medical Center, Series 2008, 6.000% 07/01/18	500,000	525,025
Hospitals Total		1,622,200
Health Care Total		2,592,380
Housing – 2.4%
Multi-Family – 1.6%
NJ Housing & Mortgage Finance Agency
Multi-Family Housing, Series 2000 E-2, Insured: AGMC 5.750% 11/01/25	135,000	135,080
NJ Middlesex County Improvement Authority
Student Housing Urban Renewal, Series 2004 A, 5.000% 08/15/18	500,000	516,165
PR Commonwealth of Puerto Rico Housing Finance Authority
Series 2008, 5.000% 12/01/13	400,000	427,476
Multi-Family Total		1,078,721
Single-Family – 0.8%
NJ Housing & Mortgage Finance Agency
Series 2008, 6.375% 10/01/28	465,000	496,327
Single-Family Total		496,327
Housing Total		1,575,048
Other – 4.2%
Refunded/Escrowed (a) – 4.2%
NJ Bayonne Municipal Utilities Authority
Series 1997, Escrowed to Maturity, Insured: NPFGC 5.000% 01/01/12	135,000	138,256
NJ Economic Development Authority
School Facilities Construction, Series 2001 A: Escrowed to Maturity, Insured: AMBAC 5.500% 06/15/12	500,000	529,015
Pre-refunded 06/15/11, Insured: AMBAC 5.250% 06/15/18	200,000	201,268

See Accompanying Notes to Financial Statements.

3

Columbia New Jersey Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NJ Highway Authority
Garden State Parkway, Series 1989, Escrowed to Maturity, 6.000% 01/01/19	1,000,000	1,208,610
NJ State
Certificates of Participation, Series 1998 A, Escrowed to Maturity, Insured: AMBAC 5.000% 06/15/14	500,000	563,660
NJ Transportation Trust Fund Authority
Transportation Systems, Series 1999 A, Escrowed to Maturity, 5.625% 06/15/12	105,000	111,240
Refunded/Escrowed Total		2,752,049
Other Total		2,752,049
Other Revenue – 0.7%
Hotels – 0.7%
NJ Middlesex County Improvement Authority
Heldrich Associates, Series 2005 A, 5.000% 01/01/20	815,000	466,213
Hotels Total		466,213
Other Revenue Total		466,213
Tax-Backed – 57.6%
Local Appropriated – 4.0%
NJ Bergen County Improvement Authority
Series 2008, 5.000% 12/15/26	500,000	535,525
NJ Camden County Improvement Authority
Series 2006, Insured: AMBAC 4.000% 09/01/21	1,140,000	1,142,291
NJ East Orange Board of Education
Certificates of Participation, Series 1998, Insured: AGMC (b) 02/01/18	1,000,000	729,380
NJ Monmouth County Improvement Authority
Series 1995, Insured: AGMC 5.450% 07/15/13	195,000	195,667

	Par ($)	Value ($)
Series 2000, Insured: AMBAC 5.000% 12/01/12	5,000	5,013
Local Appropriated Total		2,607,876
Local General Obligations – 26.9%
NJ Atlantic City
Series 2008, 5.500% 02/15/18	500,000	550,860
NJ Atlantic County
Series 2009, 5.000% 02/01/18	500,000	573,055
NJ Board of Education
Toms River School District, Series 2007, Insured: NPFGC 4.500% 01/15/20	500,000	537,610
NJ Cumberland County Improvement Authority
Series 2009 A, 4.000% 04/15/19	750,000	797,887
NJ Essex County Improvement Authority
Series 2004, Insured: NPFGC 5.500% 10/01/26	750,000	830,085
NJ Flemington Raritan Regional School District
Series 2000, Insured: NPFGC 5.700% 02/01/15	400,000	459,644
NJ Freehold Regional High School District
Series 2001, Insured: NPFGC 5.000% 03/01/20	1,205,000	1,373,977
NJ Hudson County Improvement Authority
Series 2010, Insured: AGO 5.375% 10/01/24	2,000,000	2,110,100
NJ Manalapan-Englishtown Regional Board of Education
Series 2004, Insured: NPFGC 5.750% 12/01/20	1,325,000	1,608,046
NJ Mercer County Improvement Authority
Series 1998 B, Insured: NPFGC 5.000% 02/15/14	250,000	250,803
NJ Morris County
Series 2010, 5.000% 02/15/18	1,000,000	1,174,750
NJ Newark Housing Authority
Series 2009, Insured: AGC 4.500% 12/01/18	600,000	639,336

See Accompanying Notes to Financial Statements.

4

Columbia New Jersey Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NJ Newark
Series 2010 A, 4.000% 10/01/18	1,000,000	1,014,750
NJ North Brunswick Township Board of Education
Series 2010, 4.000% 07/15/18	1,000,000	1,088,810
NJ Ocean City
Series 2010, 4.000% 09/01/16	695,000	757,897
NJ Passaic County
Series 2003, Insured: AGMC 5.200% 09/01/16	1,500,000	1,701,195
NJ Scotch Plains-Fanwood School District
Series 2010, 4.000% 07/15/19	845,000	909,254
NJ Summit
Series 2001, 5.250% 06/01/16	605,000	712,273
NJ Washington Township Board of Education/ Mercer County
Series 2005, Insured: AGMC 5.250% 01/01/28	500,000	568,925
Local General Obligations Total		17,659,257
Special Non-Property Tax – 7.2%
IL Dedicated Tax Capital Appreciation
Series 1990 B, Insured: AMBAC (b) 12/15/17	3,000,000	2,225,190
NJ Economic Development Authority
Series 2004 A, Insured: NPFGC: (b) 07/01/21	1,255,000	734,953
5.250% 07/01/17	1,000,000	1,072,730
Series 2004, 5.500% 06/15/24	750,000	697,523
Special Non-Property Tax Total		4,730,396
Special Property Tax – 0.6%
NJ Economic Development Authority
Series 2007, 5.125% 06/15/27	400,000	356,148
Special Property Tax Total		356,148
State Appropriated – 18.9%
NJ Economic Development Authority
Series 2005 C, Insured: AGMC 5.000% 03/01/19	2,000,000	2,185,520

	Par ($)	Value ($)
Series 2008 J3, Insured: AGMC 5.000% 09/01/20 (09/01/14) (c)(d)	550,000	590,585
Series 2009, 5.250% 12/15/20	1,000,000	1,068,350
NJ Health Care Facilities Financing Authority
Department of Human Services, Series 2005, Insured: AMBAC 5.000% 09/15/13	970,000	1,039,045
NJ State
Certificates of Participation: Series 2008 A: 5.000% 06/15/17	715,000	764,063
5.000% 06/15/21	250,000	254,455
Series 2009 A, 5.000% 06/15/17	1,000,000	1,071,440
NJ Transit Corp.
Certificates of Participation: Series 2002 A, Insured: AMBAC 5.500% 09/15/15	1,000,000	1,113,450
Series 2005, Insured: NPFGC 5.000% 09/15/17	1,000,000	1,084,800
NJ Transportation Trust Fund Authority
Series 1999, 5.625% 06/15/12	295,000	311,552
Series 2003 A, Insured: AMBAC 5.500% 12/15/15	1,000,000	1,114,370
Series 2006 A: 5.250% 12/15/20	1,000,000	1,078,620
Insured: AGMC 5.500% 12/15/21	680,000	747,340
State Appropriated Total		12,423,590
Tax-Backed Total		37,777,267
Transportation – 7.1%
Ports – 3.5%
NJ South Jersey Port Corp.
Series 2009 P-2, 4.000% 01/01/16	1,150,000	1,226,636
NY Port Authority of New York & New Jersey
Series 2009, 4.750% 09/01/26	1,000,000	1,028,950
Ports Total		2,255,586

See Accompanying Notes to Financial Statements.

5

Columbia New Jersey Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Toll Facilities – 3.6%
NJ Turnpike Authority
Series 2004 B, Insured: AMBAC (e) 01/01/35 (5.150% 01/01/15)	500,000	394,275
Series 2009 G, 5.000% 01/01/18	800,000	892,480
Series 2009 H, 5.000% 01/01/20	1,000,000	1,092,380
Toll Facilities Total		2,379,135
Transportation Total		4,634,721
Utilities – 12.0%
Investor Owned – 1.6%
NJ Economic Development Authority
American Water Co., Series 2010 A, 4.450% 06/01/23	1,000,000	1,010,400
Investor Owned Total		1,010,400
Municipal Electric – 1.2%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2003 NN, Insured: NPFGC 5.250% 07/01/19	750,000	802,080
Municipal Electric Total		802,080
Water & Sewer – 9.2%
NJ Cape May County Municipal Utilities Sewer Authority
Series 2002 A, Insured: AGMC 5.750% 01/01/16	1,000,000	1,168,390
NJ Essex County Utilities Authority
Series 2009, Insured: AGC 5.000% 04/01/20	1,000,000	1,054,100
NJ Jersey City Municipal Utilities Authority
Series 2007, Insured: NPFGC 5.250% 01/01/19	1,000,000	1,077,030
NJ North Hudson Sewerage Authority
Sewer Revenue, Series 2006 A, Insured: NPFGC 5.125% 08/01/17	600,000	650,286

	Par ($)	Value ($)
NJ Ocean County Utilities Authority
Wastewater Revenue: Series 2001, 5.250% 01/01/18	1,000,000	1,025,170
Series 2006, Insured: NPFGC 4.000% 01/01/15	990,000	1,076,239
Water & Sewer Total		6,051,215
Utilities Total		7,863,695
Total Municipal Bonds (cost of $61,320,745)		62,813,745
Investment Companies – 3.6%
	Shares
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%)	1,445,323	1,445,323
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.090%)	905,960	905,960
Total Investment Companies (cost of $2,351,283)		2,351,283
Total Investments – 99.4% (cost of $63,672,028) (f)		65,165,028
Other Assets & Liabilities, Net – 0.6%		424,103
Net Assets – 100.0%		65,589,131

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Zero coupon bond.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2011.

(d)  Parenthetical date represents the next interest rate reset date for the security.

(e)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the Fund will begin accruing at this rate.

(f)  Cost for federal income tax purposes is $63,664,038.

  Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

  The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and

See Accompanying Notes to Financial Statements.

6

Columbia New Jersey Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

  Fair value inputs are summarized in the three broad levels listed below:

• Level 1—Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2—Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3—Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

  Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

  Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$62,813,745	$—	$62,813,745
Total Investment Companies	2,351,283	—	—	2,351,283
Total Investments	$2,351,283	$62,813,745	$—	$65,165,028

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

At April 30, 2011, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	57.6
Utilities	12.0
Education	7.9
Transportation	7.1
Refunded/Escrowed	4.2
Health Care	3.9
Housing	2.4
Other Revenue	0.7
95.8
Investment Companies	3.6
Other Assets & Liabilities, Net	0.6
100.0

Acronym	Name
AGC	Assured Guaranty Corp.

AGO	Assured Guaranty Ltd.

AGMC	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

NPFGC	National Public Finance Guarantee Corp.

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – Columbia New Jersey Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

		($)
Assets	Investments, at identified cost	63,672,028
	Investments, at value	65,165,028
	Cash	922
	Receivable for:
	Fund shares sold	108,466
	Interest	766,352
	Expense reimbursement due from Investment Manager	48,972
	Trustees' deferred compensation plan	20,416
	Total Assets	66,110,156
Liabilities	Payable for:
	Fund shares repurchased	238,739
	Distributions	154,876
	Investment advisory fee	26,030
	Administration fee	3,668
	Pricing and bookkeeping fees	7,946
	Transfer agent fee	10,214
	Trustees' fees	144
	Audit fee	18,329
	Custody fee	873
	Distribution and service fees	4,567
	Chief compliance officer expenses	53
	Merger costs	26,644
	Trustees' deferred compensation plan	20,416
	Other liabilities	8,526
	Total Liabilities	521,025
	Net Assets	65,589,131
Net Assets Consist of	Paid-in capital	64,221,939
	Undistributed net investment income	4,188
	Accumulated net realized loss	(129,996)
	Net unrealized appreciation on investments	1,493,000
	Net Assets	65,589,131

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities (continued) – Columbia New Jersey Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Class A	Net assets	$6,284,884
	Shares outstanding	622,775
	Net asset value per share	$10.09	(a)
	Maximum sales charge	3.25%
	Maximum offering price per share ($10.09/0.9675)	$10.43	(b)
Class B	Net assets	$527,769
	Shares outstanding	52,295
	Net asset value and offering price per share	$10.09	(a)
Class C	Net assets	$4,640,098
	Shares outstanding	459,775
	Net asset value and offering price per share	$10.09	(a)
Class T	Net assets	$3,423,174
	Shares outstanding	339,197
	Net asset value per share	$10.09	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($10.09/0.9525)	$10.59	(b)
Class Z	Net assets	$50,713,206
	Shares outstanding	5,025,263
	Net asset value, offering and redemption price per share	$10.09

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia New Jersey Intermediate Municipal Bond Fund

For the Six Months Ended April 30, 2011 (Unaudited)

		($)
Investment Income	Interest	1,486,778
	Dividends	1,137
	Total Investment Income	1,487,915
Expenses	Investment advisory fee	177,834
	Administration fee	24,823
	Distribution fee:
	Class B	2,590
	Class C	17,861
	Service fee:
	Class A	7,784
	Class B	863
	Class C	5,954
	Shareholder service fee—Class T	2,575
	Transfer agent fee	40,978
	Pricing and bookkeeping fees	33,098
	Trustees' fees	11,758
	Custody fee	5,059
	Registration fees	35,489
	Reports to shareholders	25,055
	Chief compliance officer expenses	454
	Merger costs	41,750
	Other expenses	22,943
	Expenses before interest expense	456,868
	Interest expense	60
	Total Expenses	456,928
	Fees waived or expenses reimbursed by Investment Manager	(173,945)
	Fees waived by distributor—Class C	(8,335)
	Expense reductions	(10)
	Net Expenses	274,638
	Net Investment Income	1,213,277
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized loss on investments	(64,798)
	Net change in unrealized appreciation (depreciation) on investments	(2,953,381)
	Net Loss	(3,018,179)
	Net Decrease Resulting from Operations	(1,804,902)

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia New Jersey Intermediate Municipal Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2011 ($)	Year Ended October 31, 2010 ($)
Operations	Net investment income	1,213,277	2,818,674
	Net realized gain (loss) on investments	(64,798)	96,926
	Net change in unrealized appreciation (depreciation) on investments	(2,953,381)	2,307,602
	Net increase (decrease) resulting from operations	(1,804,902)	5,223,202
Distributions to Shareholders	From net investment income:
	Class A	(96,779)	(172,823)
	Class B	(8,136)	(24,763)
	Class C	(64,474)	(143,615)
	Class T	(55,064)	(120,962)
	Class Z	(987,157)	(2,352,659)
	Total distributions to shareholders	(1,211,610)	(2,814,822)
	Net Capital Stock Transactions	(23,349,837)	11,261,840
	Total increase (decrease) in net assets	(26,366,349)	13,670,220
Net Assets	Beginning of period	91,955,480	78,285,260
	End of period	65,589,131	91,955,480
	Undistributed net investment income at end of period	4,188	2,521

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Columbia New Jersey Intermediate Municipal Bond Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	133,772	1,356,465	277,971	2,863,532
Distributions reinvested	5,477	54,938	10,701	109,859
Redemptions	(102,787)	(1,030,940)	(194,272)	(1,998,095)
Net increase	36,462	380,463	94,400	975,296
Class B
Subscriptions	214	2,153	1,043	10,900
Distributions reinvested	354	3,554	1,606	16,479
Redemptions	(29,829)	(296,501)	(40,272)	(412,062)
Net decrease	(29,261)	(290,794)	(37,623)	(384,683)
Class C
Subscriptions	40,255	408,305	129,639	1,329,439
Distributions reinvested	3,333	33,453	7,823	80,446
Redemptions	(92,363)	(925,017)	(86,099)	(882,145)
Net increase (decrease)	(48,775)	(483,259)	51,363	527,740
Class T
Subscriptions	756	7,556	1,283	13,214
Distributions reinvested	4,077	40,914	9,529	97,964
Redemptions	(12,667)	(126,137)	(32,258)	(329,735)
Net decrease	(7,834)	(77,667)	(21,446)	(218,557)
Class Z
Subscriptions	154,951	1,556,411	2,313,613	23,802,968
Distributions reinvested	5,236	52,578	12,611	129,671
Redemptions	(2,448,636)	(24,487,569)	(1,317,897)	(13,570,595)
Net increase (decrease)	(2,288,449)	(22,878,580)	1,008,327	10,362,044

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$10.41		$10.11		$9.55		$10.08		$10.26	$10.23
Income from Investment Operations:
Net investment income (a)	0.15		0.33		0.35		0.37		0.33	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	(0.32)		0.30		0.56		(0.53)		(0.15)	0.10
Total from investment operations	(0.17)		0.63		0.91		(0.16)		0.18	0.44
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.33)		(0.35)		(0.37)		(0.33)	(0.34)
From net realized gains	—		—		—		—		(0.03)	(0.07)
Total distributions to shareholders	(0.15)		(0.33)		(0.35)		(0.37)		(0.36)	(0.41)
Net Asset Value, End of Period	$10.09		$10.41		$10.11		$9.55		$10.08	$10.26
Total return (b)	(1.57	)%(c)(d)	6.29	%(d)	9.63	%(d)	(1.64	)%(d)	1.84%	4.41%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (e)	0.86	%(f)(h)	0.80%		0.78%		0.75%		1.25%	1.18%
Interest expense	—	%(f)(g)	—		—		—		—	—
Net expenses (e)	0.86	%(f)(h)	0.80%		0.78%		0.75%		1.25%	1.18%
Waiver/Reimbursement	0.47	%(f)	0.32%		0.33%		0.43%		—	—
Net investment income (e)	3.17	%(f)(h)	3.17%		3.49%		3.75%		3.28%	3.36%
Portfolio turnover rate	3	%(c)	12%		10%		6%		6%	3%
Net assets, end of period (000s)	$6,285		$6,101		$4,974		$3,512		$3,007	$2,472

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

(h)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$10.41		$10.11		$9.55		$10.08		$10.26	$10.23
Income from Investment Operations:
Net investment income (a)	0.12		0.25		0.28		0.30		0.26	0.27
Net realized and unrealized gain (loss) on investments and futures contracts	(0.32)		0.30		0.55		(0.53)		(0.15)	0.09
Total from investment operations	(0.20)		0.55		0.83		(0.23)		0.11	0.36
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.25)		(0.27)		(0.30)		(0.26)	(0.26)
From net realized gains	—		—		—		—		(0.03)	(0.07)
Total distributions to shareholders	(0.12)		(0.25)		(0.27)		(0.30)		(0.29)	(0.33)
Net Asset Value, End of Period	$10.09		$10.41		$10.11		$9.55		$10.08	$10.26
Total return (b)	(1.94	)%(c)(d)	5.50	%(d)	8.82	%(d)	(2.36	)%(d)	1.08%	3.63%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (e)	1.61	%(f)(h)	1.55%		1.53%		1.50%		2.00%	1.93%
Interest expense	—	%(f)(g)	—		—		—		—	—
Net expenses (e)	1.61	%(f)(h)	1.55%		1.53%		1.50%		2.00%	1.93%
Waiver/Reimbursement	0.47	%(f)	0.32%		0.33%		0.43%		—	—
Net investment income (e)	2.43	%(f)(h)	2.46%		2.77%		3.01%		2.53%	2.62%
Portfolio turnover rate	3	%(c)	12%		10%		6%		6%	3%
Net assets, end of period (000s)	$528		$849		$1,205		$1,150		$1,254	$1,518

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

(h)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.41		$10.11	$9.55	$10.08	$10.26	$10.23
Income from Investment Operations:
Net investment income (a)	0.14		0.29	0.31	0.34	0.29	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	(0.33)		0.30	0.56	(0.54)	(0.15)	0.10
Total from investment operations	(0.19)		0.59	0.87	(0.20)	0.14	0.40
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.29)	(0.31)	(0.33)	(0.29)	(0.30)
From net realized gains	—		—	—	—	(0.03)	(0.07)
Total distributions to shareholders	(0.13)		(0.29)	(0.31)	(0.33)	(0.32)	(0.37)
Net Asset Value, End of Period	$10.09		$10.41	$10.11	$9.55	$10.08	$10.26
Total return (b)(c)	(1.77	)%(d)	5.87%	9.20%	(2.02)%	1.44%	3.99%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (e)	1.26	%(f)(h)	1.20%	1.18%	1.15%	1.65%	1.58%
Interest expense	—	%(f)(g)	—	—	—	—	—
Net expenses (e)	1.26	%(f)(h)	1.20%	1.18%	1.15%	1.65%	1.58%
Waiver/Reimbursement	0.82	%(f)	0.67%	0.68%	0.78%	0.35%	0.35%
Net investment income (e)	2.77	%(f)(h)	2.78%	3.07%	3.36%	2.88%	2.96%
Portfolio turnover rate	3	%(d)	12%	10%	6%	6%	3%
Net assets, end of period (000s)	$4,640		$5,292	$4,623	$2,582	$3,108	$4,192

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

(h)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2011		2010		2009		2008		2007 (a)	2006
Net Asset Value, Beginning of Period	$10.41		$10.11		$9.55		$10.08		$10.26	$10.23
Income from Investment Operations:
Net investment income (b)	0.16		0.34		0.36		0.39		0.34	0.35
Net realized and unrealized gain (loss) on investments and futures contracts	(0.32)		0.30		0.56		(0.54)		(0.14)	0.10
Total from investment operations	(0.16)		0.64		0.92		(0.15)		0.20	0.45
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.34)		(0.36)		(0.38)		(0.35)	(0.35)
From net realized gains	—		—		—		—		(0.03)	(0.07)
Total distributions to shareholders	(0.16)		(0.34)		(0.36)		(0.38)		(0.38)	(0.42)
Net Asset Value, End of Period	$10.09		$10.41		$10.11		$9.55		$10.08	$10.26
Total return (c)	(1.52	)%(d)(e)	6.40	%(e)	9.75	%(e)	(1.53	)%(e)	1.94%	4.51%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.76	%(g)(i)	0.70%		0.68%		0.65%		1.15%	1.08%
Interest expense	—	%(g)(h)	—		—		—		—	—
Net expenses (f)	0.76	%(g)(i)	0.70%		0.68%		0.65%		1.15%	1.08%
Waiver/Reimbursement	0.47	%(g)	0.32%		0.33%		0.43%		—	—
Net investment income (f)	3.27	%(g)(i)	3.29%		3.62%		3.85%		3.38%	3.46%
Portfolio turnover rate	3	%(d)	12%		10%		6%		6%	3%
Net assets, end of period (000s)	$3,423		$3,611		$3,726		$3,848		$5,037	$5,489

(a)  On August 8, 2007, Class G shares were exchanged for Class T shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$10.41		$10.11		$9.55		$10.08		$10.26	$10.23
Income from Investment Operations:
Net investment income (a)	0.17		0.35		0.37		0.40		0.36	0.37
Net realized and unrealized gain (loss) on investments and futures contracts	(0.32)		0.30		0.56		(0.53)		(0.15)	0.09
Total from investment operations	(0.15)		0.65		0.93		(0.13)		0.21	0.46
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.35)		(0.37)		(0.40)		(0.36)	(0.36)
From net realized gains	—		—		—		—		(0.03)	(0.07)
Total distributions to shareholders	(0.17)		(0.35)		(0.37)		(0.40)		(0.39)	(0.43)
Net Asset Value, End of Period	$10.09		$10.41		$10.11		$9.55		$10.08	$10.26
Total return (b)	(1.45	)%(c)(d)	6.55	%(d)	9.91	%(d)	(1.38	)%(d)	2.10%	4.67%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (e)	0.61	%(f)(h)	0.55%		0.53%		0.50%		1.00%	0.93%
Interest expense	—	%(f)(g)	—		—		—		—	—
Net expenses (e)	0.61	%(f)(h)	0.55%		0.53%		0.50%		1.00%	0.93%
Waiver/Reimbursement	0.47	%(f)	0.32%		0.33%		0.43%		—	—
Net investment income (e)	3.42	%(f)(h)	3.43%		3.76%		4.00%		3.52%	3.61%
Portfolio turnover rate	3	%(c)	12%		10%		6%		6%	3%
Net assets, end of period (000s)	$50,713		$76,103		$63,757		$55,108		$53,075	$50,453

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

(h)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – Columbia New Jersey Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Note 1. Organization

Columbia New Jersey Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New Jersey individual income tax, as is consistent with relative stability of principal.

Fund Shares

The Trust has unlimited authorized shares of beneficial interest. The Fund offers Class A, Class B, Class C, Class T and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase.

Class B shares are subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase. Class T shares are available only to certain investors, as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently

18

Columbia New Jersey Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2010 was as follows:

Tax-Exempt Income	$2,814,822

Unrealized appreciation and depreciation at April 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$2,171,718
Unrealized depreciation	(670,728)
Net unrealized appreciation	$1,500,990

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but

19

Columbia New Jersey Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The annual management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.48% to 0.35% as the Fund's net assets increase. The annualized effective management fee rate for the six month period ended April 30, 2011, was 0.48% of the Fund's average daily net assets.

Administration Fee

The Investment Manager also serves as the Fund Administrator and provides administration and other services to the Fund. Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee equal to 0.067% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six month period ended April 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.11% of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended April 30, 2011, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an indirect wholly owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or

20

Columbia New Jersey Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Service Fee

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis.

Sales Charges

Sales charges, including front-end charges and CDSC's, received by the Distributor for distributing Fund shares were $1,418 for Class A, $15 for Class B, $836 for Class C and $19 for Class T shares for the six month period ended April 30, 2011.

Fee Waivers and Expense Reimbursements

The Investment Manager has voluntarily agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.55% of the Fund's average daily net assets on an annualized basis. The Investment Manager, in its discretion, may revise or discontinue this arrangement at any time. Merger costs are treated as extraordinary expenses and therefore not subject to the Fund's expense limits.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended April 30, 2011, these custody credits reduced total expenses by $10 for the Fund.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $2,074,100 and $22,589,641, respectively, for the six month period ended April 30, 2011.

Note 7. Shareholder Concentration

As of April 30, 2011, one shareholder account owned 69.2% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participated in a $225,000,000 committed, unsecured revolving line of credit provided by State Street. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280,000,000. The maximum amount that may

21

Columbia New Jersey Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the Fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2011, the average daily loan balance outstanding on days where borrowing existed was $1,400,000 at a weighted average interest rate of 1.53%.

Note 9. Significant Risks and Contingencies

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at April 30, 2011, invested in debt obligations issued by New Jersey and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective May 16, 2011, the line of credit commitment with State Street was reduced to $150,000,000, and the maximum amount that may be borrowed by any fund was limited to the lesser of $120,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement.

In August 2010, the Board of Trustees approved a proposal to merge the Fund into Columbia Intermediate Municipal Bond Fund. The proposal was approved at a Special Meeting of Shareholders held on February 15, 2011. The merger, which was a tax-free reorganization for U.S. federal income tax proposes, was effective June 6, 2011.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the

22

Columbia New Jersey Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

23

Shareholder Meeting Results

At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Fund considered a proposal to approve an Agreement and Plan of Reorganization pursuant to which the Fund will transfer its assets to Columbia Intermediate Municipal Bond Fund (the "Buying Fund") in exchange for shares of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Fund (the "Reorganization"). The proposal was approved as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
60,453,608	497,629	68,695	0

The Reorganization was effective on June 3, 2011.

24

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia New Jersey Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

25

Columbia New Jersey Intermediate Municipal Bond Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1740 C (06/11)

Columbia New York Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended April 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	20

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia New York Intermediate Municipal Bond Fund

Average annual total return as of 04/30/11 (%)

Share class	A		B		C		T		Z
Inception	11/25/02		11/25/02		11/25/02		12/31/91		12/31/91
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	–0.84	–4.08	–1.21	–4.13	–1.03	–2.01	–0.79	–5.53	–0.71
1-year	2.59	–0.74	1.83	–1.15	2.18	1.19	2.70	–2.15	2.85
5-year	4.00	3.31	3.23	3.23	3.59	3.59	4.11	3.11	4.26
10-year	4.04	3.54	3.27	3.27	3.58	3.58	4.13	3.62	4.30

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month and 1-year periods), 4.75% for Class A shares (for the 5-year and 10-year periods) and 4.75% for Class T shares, respectively, and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manger and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B, Class C, Class T and Class Z share performance information includes returns of Retail A shares (for Class A and Class T shares), Retail B shares (for Class B and Class C shares) and Trust shares (for Class Z shares) of Galaxy New York Municipal Bond Fund, the predecessor to the Fund and a series of The Galaxy Fund (the "Galaxy New York Fund"), for periods prior to November 25, 2002, the date on which Class A, Class B, Class C, Class T and Class Z shares were initially offered by the Fund. The returns shown for Class B and Class C shares also include the returns for Retail A shares for periods prior to March 1, 2001, the date on which Retail B shares were initially offered by the Galaxy New York Fund. The returns shown for all share classes reflect any differences in sales charges, but no returns have been restated to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between any predecessor share class and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to November 25, 2002 would be lower for Class B and Class C shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

2The Barclays Capital New York 3-15 Year Blend Municipal Bond Index tracks the investment grade bonds issued from the state of New York and its municipalities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/11

–0.84%

Class A shares (without sales charge)

–0.33%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

–0.32%

Barclays Capital New York 3-15 Year Blend Municipal Bond Index[2]

Net asset value per share

as of 04/30/11 ($)
Class A	11.84
Class B	11.84
Class C	11.84
Class T	11.84
Class Z	11.84

Distributions declared per share

11/01/10 – 04/30/11 ($)
Class A	0.20
Class B	0.15
Class C	0.17
Class T	0.20
Class Z	0.21

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

1

Understanding Your Expenses – Columbia New York Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/10 – 04/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	991.60	1,020.93	3.85	3.91	0.78
Class B	1,000.00	1,000.00	987.90	1,017.16	7.59	7.70	1.54
Class C	1,000.00	1,000.00	989.70	1,018.89	5.87	5.96	1.19
Class T	1,000.00	1,000.00	992.10	1,021.42	3.36	3.41	0.68
Class Z	1,000.00	1,000.00	992.90	1,022.17	2.62	2.66	0.53

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia New York Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – 96.0%
	Par ($)	Value ($)
Education – 10.4%
Education – 10.4%
NY Dormitory Authority
Barnard College, Series 2007 A, Insured: NPFGC 5.000% 07/01/18	1,745,000	1,945,972
Cornell University: Series 2006 A, 5.000% 07/01/21	2,350,000	2,585,963
Series 2009 A, 5.000% 07/01/25	1,000,000	1,089,440
Mount Sinai School of Medicine: Series 1995 B, Insured: NPFGC 5.700% 07/01/11	25,000	25,147
Series 2009, 5.500% 07/01/27	4,000,000	4,165,200
Series 2010 A, 5.000% 07/01/21	1,000,000	1,065,420
New York University: Series 1998 A, Insured: NPFGC: 5.750% 07/01/20	2,000,000	2,412,240
6.000% 07/01/17	2,475,000	2,966,114
Series 2001 1, Insured: AMBAC 5.500% 07/01/15	1,205,000	1,386,015
Series 2001 2, Insured: AMBAC 5.500% 07/01/21	900,000	906,525
Rochester Institute of Technology, Series 2010, 5.000% 07/01/21	1,000,000	1,097,430
Series 2001 A, Insured: AMBAC 5.750% 07/01/12	2,500,000	2,651,375
Teachers College, Series 2009, 5.000% 03/01/24	1,000,000	1,058,940
NY Oneida County Industrial Development Agency
Hamilton College, Series 2007 A, Insured: NPFGC: (a) 07/01/18	1,000,000	800,600
(a) 07/01/20	1,000,000	712,930
NY St. Lawrence County Industrial Development Agency
Series 2009 A, 5.000% 10/01/16	3,000,000	3,302,850

	Par ($)	Value ($)
NY Troy Industrial Development Authority
Rensselaer Polytechnic Institute, Series 2002 E, 4.050% 04/01/37 (09/01/11) (b)(c)	1,000,000	1,009,520
Education Total		29,181,681
Education Total		29,181,681
Health Care – 9.8%
Continuing Care Retirement – 0.1%
NY Suffolk County Industrial Development Agency
Active Retirement Community, Series 2006, 5.000% 11/01/28	335,000	289,209
Continuing Care Retirement Total		289,209
Hospitals – 8.2%
NY Albany Industrial Development Agency
St. Peter's Hospital: Series 2008 A: 5.250% 11/15/27	1,000,000	935,910
5.750% 11/15/22	500,000	516,140
Series 2008 E, 5.250% 11/15/22	500,000	502,405
NY Dormitory Authority
Long Island Jewish Medical Center, Series 2009, 5.250% 05/01/30	4,000,000	3,906,040
Mount Sinai Hospital, Series 2010 A, 5.000% 07/01/26	1,725,000	1,720,342
New York Methodist Hospital, Series 2004, 5.250% 07/01/24	1,000,000	1,002,960
New York University Hospital Center: Series 2006, 5.000% 07/01/20	3,000,000	3,046,890
Series 2011 A, 5.125% 07/01/23	1,000,000	1,007,940
North Shore Long Island Jewish Health, Series 2006 A, 5.000% 11/01/19	1,000,000	1,041,300
Orange Regional Medical Center, Series 2008, 6.125% 12/01/29	1,350,000	1,248,804
Presbyterian Hospital, Series 2007, Insured: AGMC 5.250% 08/15/23	250,000	262,013

See Accompanying Notes to Financial Statements.

3

Columbia New York Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
United Health Services Hospitals, Series 2009, Insured: FHA 4.500% 08/01/18	1,000,000	1,046,190
White Plains Hospital, Series 2004, Insured: FHA 4.625% 02/15/18	450,000	463,680
NY Monroe County Industrial Development Agency
Series 2005, 5.000% 08/01/22	700,000	701,673
NY Saratoga County Industrial Development Agency
Saratoga Hospital: Series 2004 A, 5.000% 12/01/13	485,000	511,219
Series 2007 B: 5.000% 12/01/22	500,000	489,440
5.125% 12/01/27	500,000	461,315
NY Westchester County Healthcare Corp.
Series 2000 A, 5.875% 11/01/25	4,300,000	4,278,414
Hospitals Total		23,142,675
Nursing Homes – 1.5%
NY Amherst Industrial Development Agency
Beechwood Health Care Center, Inc., Series 2007, 4.875% 01/01/13	180,000	178,416
NY Rensselaer Municipal Leasing Corp.
Series 2009 A, 5.000% 06/01/19	4,000,000	4,093,960
Nursing Homes Total		4,272,376
Health Care Total		27,704,260
Housing – 1.8%
Multi-Family – 1.3%
NY Dormitory Authority
Gateway-Longview, Inc., Series 2008 A-1, Insured: SONYMA 5.000% 06/01/33	1,700,000	1,704,947
PR Commonwealth of Puerto Rico Housing Finance Authority
Series 2008, 5.000% 12/01/13	2,000,000	2,137,380
Multi-Family Total		3,842,327

	Par ($)	Value ($)
Single-Family – 0.5%
NY Mortgage Agency
Series 2000 96, 5.200% 10/01/14	305,000	307,266
Series 2005 128, 4.350% 10/01/16	1,000,000	1,049,090
Single-Family Total		1,356,356
Housing Total		5,198,683
Other – 15.3%
Other – 0.4%
NY New York City Industrial Development Agency
United Jewish Appeal, Series 2004 A, 5.000% 07/01/27	625,000	632,581
NY Westchester County Industrial Development Agency
Guiding Eyes for the Blind, Series 2004, 5.375% 08/01/24	500,000	491,820
Other Total		1,124,401
Pool/Bond Bank – 5.9%
NY Dormitory Authority
Series 2008 A, Insured: AGMC 5.000% 10/01/23	3,000,000	3,217,200
Series 2009 C, Insured: AGC 5.000% 10/01/22	3,000,000	3,239,790
NY Environmental Facilities Corp.
Series 2008 B, 5.000% 06/15/21	3,000,000	3,364,770
NY Municipal Bond Bank Agency
Series 2003 C, 5.250% 12/01/21	3,330,000	3,543,853
Series 2009 C-1, 5.000% 02/15/18	3,000,000	3,341,040
Pool/Bond Bank Total		16,706,653
Refunded/Escrowed (d) – 9.0%
NY Dormitory Authority
Memorial Sloan-Kettering Cancer Center, Series 2003, Escrowed to Maturity, Insured: NPFGC (a) 07/01/25	3,750,000	2,190,412

See Accompanying Notes to Financial Statements.

4

Columbia New York Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Long Island Power Authority
Electric Systems, Series 1998 A, Escrowed to Maturity, Insured: AGMC 5.500% 12/01/13	2,000,000	2,227,400
Series 1998 A, Escrowed to Maturity, Insured: AGMC 5.250% 12/01/14	5,000,000	5,698,750
NY Metropolitan Transportation Authority
Series 1997, Pre-refunded 07/01/13, Insured: AGMC 5.375% 07/01/21	3,000,000	3,307,980
Series 1998 A, Pre-refunded 10/01/15, Insured: FGIC 5.000% 04/01/23	2,000,000	2,326,360
NY New York City
Series 2003 J, Pre-refunded 06/01/13, 5.500% 06/01/16	1,250,000	1,375,375
NY Thruway Authority
Second General Highway & Bridge, Series 2003 A, Pre-refunded 04/01/13, Insured: NPFGC 5.250% 04/01/17	1,750,000	1,905,628
NY Triborough Bridge & Tunnel Authority
Series 1992 Y, Escrowed to Maturity, 5.500% 01/01/17	2,000,000	2,286,760
Series 1999 B, Pre-refunded 01/01/22, 5.500% 01/01/30	2,000,000	2,490,920
PA Elizabeth Forward School District
Series 1994 B, Escrowed to Maturity, Insured: NPFGC (a) 09/01/20	2,210,000	1,625,411
Refunded/Escrowed Total		25,434,996
Other Total		43,266,050
Other Revenue – 2.6%
Recreation – 2.6%
NY Cultural Resources
Museum of Modern Art, Series 2008-1A, 5.000% 04/01/26	4,850,000	5,117,235

	Par ($)	Value ($)
NY Industrial Development Agency
Series 2006, Insured: NPFGC 5.000% 03/01/15	1,150,000	1,252,327
YMCA of Greater New York, Series 2006, 5.000% 08/01/26	1,000,000	990,450
Recreation Total		7,360,012
Other Revenue Total		7,360,012
Resource Recovery – 2.0%
Disposal – 2.0%
NY Babylon Industrial Development Agency
Covanta Babylon, Inc., Series 2009 A, 5.000% 01/01/18	3,500,000	3,798,970
NY Oneida-Herkimer Solid Waste Management Authority
Series 2011: 5.000% 04/01/19	830,000	892,150
5.000% 04/01/20	870,000	924,645
Disposal Total		5,615,765
Resource Recovery Total		5,615,765
Tax-Backed – 37.3%
Local Appropriated – 1.0%
NY Dormitory Authority
Court Facilities, Series 2001 2-2, 5.000% 01/15/21	2,500,000	2,697,150
Local Appropriated Total		2,697,150
Local General Obligations – 10.4%
NY Albany County
Series 2006, Insured: SYNC 4.125% 09/15/20	1,000,000	1,045,440
NY Monroe County
Series 1996, Insured: NPFGC 6.000% 03/01/16	1,210,000	1,394,622
Series 2009 A, Insured: AGC 5.000% 06/01/14	3,000,000	3,332,370
NY Nassau County
Series 2010 A, 4.000% 04/01/18	1,340,000	1,379,423

See Accompanying Notes to Financial Statements.

5

Columbia New York Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY New York City
Series 2004 G, 5.000% 12/01/19	2,430,000	2,628,944
Series 2005 G, 5.250% 08/01/16	500,000	577,375
Series 2007 C, 5.000% 01/01/15	4,000,000	4,464,880
Series 2007 D, 5.000% 02/01/24	2,000,000	2,107,780
Series 2007 D-1, 5.000% 12/01/21	2,000,000	2,171,920
Series 2008 I-1, 5.000% 02/01/23	2,000,000	2,145,140
NY Red Hook Central School District
Series 2002, Insured: AGMC 5.125% 06/15/17	890,000	928,991
NY Sachem Central School District of Holbrook
Series 2006, Insured: NPFGC 4.250% 10/15/24	1,000,000	1,029,650
NY Three Village Central School District
Series 2005, Insured: NPFGC 5.000% 06/01/18	1,000,000	1,160,900
NY Yonkers
Series 2005 B, Insured: NPFGC: 5.000% 08/01/21	2,425,000	2,497,726
5.000% 08/01/22	2,545,000	2,600,328
Local General Obligations Total		29,465,489
Special Non-Property Tax – 17.0%
NY Dormitory Authority
Series 2005 B, Insured: AMBAC 5.500% 03/15/26	1,000,000	1,179,520
NY Environmental Facilities Corp.
Series 2004 A, Insured: NPFGC 5.000% 12/15/21	2,685,000	2,865,835
NY Housing Finance Agency
Series 2008 A, 5.000% 09/15/19	1,400,000	1,578,094
NY Local Government Assistance Corp.
Series 1993 E, 6.000% 04/01/14	3,410,000	3,699,611
Series 2003 A-1, Insured: AGMC 5.000% 04/01/12	3,000,000	3,127,620

	Par ($)	Value ($)
NY Metropolitan Transportation Authority
Series 2004 A, Insured: NPFGC 5.250% 11/15/18	800,000	926,504
NY Nassau County Interim Finance Authority
Series 2004 I-1H, Insured: AMBAC 5.250% 11/15/15	5,000,000	5,633,750
NY New York City Transitional Finance Authority
Series 2009 A, 5.000% 05/01/27	5,000,000	5,307,950
NY Sales Tax Asset Receivables Corp.
Series 2004 A, Insured: NPFGC 5.000% 10/15/22	4,000,000	4,326,520
NY Thruway Authority
Series 2005 A, Insured: NPFGC 5.000% 04/01/22	500,000	536,095
Series 2005 B, Insured: AMBAC 5.000% 04/01/19	2,500,000	2,728,700
Series 2007, 5.000% 03/15/22	1,000,000	1,097,620
Series 2008 A, 5.000% 04/01/21	1,000,000	1,094,050
NY Transitional Finance Authority
Series 2003 B, 5.250% 08/01/17	2,000,000	2,176,960
Series 2005 A-1, 5.000% 11/01/19	3,000,000	3,316,950
Series 2007, Insured: NPFGC 5.000% 01/15/21	4,300,000	4,605,042
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005 BB, Insured: AGMC 5.250% 07/01/22	1,000,000	1,045,980
VI Virgin Islands Public Finance Authority
Series 2010 A, 5.000% 10/01/25	2,755,000	2,673,617
Special Non-Property Tax Total		47,920,418
Special Property Tax – 0.3%
NY Industrial Development Agency
Series 2006, Insured: AMBAC 5.000% 01/01/19	850,000	834,029
Special Property Tax Total		834,029

See Accompanying Notes to Financial Statements.

6

Columbia New York Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
State Appropriated – 7.7%
NY Dormitory Authority
4201 Schools Program, Series 2000, 6.250% 07/01/20	1,685,000	1,700,232
City University, Series 2002 B, Insured: AMBAC 5.250% 11/15/26 (05/15/12) (b)(c)	1,500,000	1,570,980
Consolidated 2nd Generation, Series 1993 A: 5.250% 05/15/15	2,000,000	2,203,520
5.500% 05/15/19	2,500,000	2,833,425
Series 2000 C, Insured: AGMC 5.750% 05/15/17	1,250,000	1,483,438
Series 2005 A, Insured: NPFGC 5.500% 05/15/21	1,000,000	1,151,110
Series 2009 A, 5.000% 07/01/24	3,000,000	3,178,230
Series 2009, 5.500% 02/15/18	1,000,000	1,150,670
NY Erie County Industrial Development Agency
City School District of Buffalo, Series 2008 A, Insured: AGMC 5.000% 05/01/18	1,000,000	1,123,570
NY Urban Development Corp.
Series 2008 B, 5.000% 01/01/26	3,125,000	3,229,344
Series 2008, 5.000% 01/01/22	2,000,000	2,145,440
State Appropriated Total		21,769,959
State General Obligations – 0.9%
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2007, 6.250% 07/01/23	2,250,000	2,419,852
State General Obligations Total		2,419,852
Tax-Backed Total		105,106,897
Transportation – 10.1%
Ports – 1.8%
NY Port Authority of New York & New Jersey
Series 2004, Insured: SYNC 5.000% 09/15/28	1,500,000	1,535,190

	Par ($)	Value ($)
Series 2009, 5.000% 10/15/31	3,390,000	3,484,072
Ports Total		5,019,262
Toll Facilities – 3.1%
NY Niagara Falls Bridge Commission
Series 1993 A, Insured: AGC 4.000% 10/01/19	2,000,000	2,082,580
NY Triborough Bridge & Tunnel Authority
Series 2002, 5.250% 11/15/13	2,015,000	2,238,766
Series 2006 A, 5.000% 11/15/19	2,000,000	2,215,060
Series 2008 A, 5.000% 11/15/21	2,000,000	2,221,420
Toll Facilities Total		8,757,826
Transportation – 5.2%
NY Metropolitan Transportation Authority
Series 2005 B, Insured: AMBAC 5.250% 11/15/24	750,000	800,985
Series 2006 A, Insured: CIFG 5.000% 11/15/22	2,280,000	2,367,165
Series 2006 B, 5.000% 11/15/16	1,500,000	1,671,870
Series 2007 B, 5.000% 11/15/22	1,500,000	1,566,360
Series 2008 C, 6.250% 11/15/23	3,570,000	4,066,908
Series 2008, 5.000% 11/15/30	1,000,000	1,099,090
Series 2010 D, 5.250% 11/15/28	3,000,000	3,081,510
Transportation Total		14,653,888
Transportation Total		28,430,976
Utilities – 6.7%
Investor Owned – 1.0%
NY Energy Research & Development Authority
Rochester Gas & Electric, Series 2004 A, Insured: NPFGC 4.750% 05/15/32 (07/01/16) (b)(c)	2,650,000	2,786,766
Investor Owned Total		2,786,766

See Accompanying Notes to Financial Statements.

7

Columbia New York Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Municipal Electric – 2.3%
NY Long Island Power Authority
Series 2009 A: 5.250% 04/01/21	1,000,000	1,107,230
5.500% 04/01/22	3,000,000	3,349,890
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2010, 5.250% 07/01/24	2,080,000	2,089,610
Municipal Electric Total		6,546,730
Water & Sewer – 3.4%
NY Municipal Water Finance Authority
Series 2002, Insured: AGMC 5.375% 06/15/16	5,000,000	5,262,000
NY Onondaga County Water Authority
Series 2005 A, Insured: AMBAC: 5.000% 09/15/22	895,000	951,689
5.000% 09/15/23	940,000	987,837
NY Rensselaer County Water Service & Sewer Authority
Series 2008: Sewer Service 5.100% 09/01/28	1,155,000	1,182,604
Water Service 5.100% 09/01/28	1,060,000	1,064,431
Water & Sewer Total		9,448,561
Utilities Total		18,782,057
Total Municipal Bonds (cost of $259,266,339)		270,646,381
Investment Companies – 2.0%
	Shares
BofA New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.220%)	3,108,838	3,108,838
Dreyfus Cash Management Plus, Inc. (7 day yield of 0.080%)	2,708,392	2,708,392
Total Investment Companies (cost of $5,817,230)		5,817,230
Total Investments – 98.0% (cost of $265,083,569) (e)		276,463,611
Other Assets & Liabilities, Net – 2.0%		5,536,739
Net Assets – 100.0%		282,000,350

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  Parenthetical date represents the next interest rate reset date for the security.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2011.

(d)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)  Cost for federal income tax purposes is $265,006,340.

  Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

  The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

  Fair value inputs are summarized in the three broad levels listed below:

• Level 1—Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2—Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3—Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

  Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

  Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

See Accompanying Notes to Financial Statements.

8

Columbia New York Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$270,646,381	$—	$270,646,381
Total Investment Companies	5,817,230	—	—	5,817,230
Total Investments	$5,817,230	$270,646,381	$—	$276,463,611

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

At April 30, 2011, the composition of the Fund by revenue source is as follows:

Holding by Revenue Source	% of Net Assets
Tax-Backed	37.3
Education	10.4
Transportation	10.1
Health Care	9.8
Refunded/Escrowed	9.0
Utilities	6.7
Pool/Bond Bank	5.9
Other Revenue	2.6
Resource Recovery	2.0
Housing	1.8
Other	0.4
96.0
Investment Companies	2.0
Other Assets & Liabilities, Net	2.0
100.0

Acronym	Name
AGC	Assured Guaranty Corp.

AGMC	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

NPFGC	National Public Finance Guarantee Corp.

SONYMA	State of New York Mortgage Agency

SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Columbia New York Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

		($)
Assets	Investments, at identified cost	265,083,569
	Investments, at value	276,463,611
	Cash	291
	Receivable for:
	Investments sold	2,605,029
	Fund shares sold	164,141
	Interest	3,979,621
	Expense reimbursement due from Investment Manager	73,537
	Trustees' deferred compensation plan	28,590
	Prepaid expenses	3,808
	Total Assets	283,318,628
Liabilities	Payable for:
	Fund shares repurchased	376,319
	Distributions	717,183
	Investment advisory fee	98,746
	Administration fee	11,214
	Pricing and bookkeeping fees	12,364
	Transfer agent fee	26,108
	Trustees' fees	120
	Custody fee	3,523
	Distribution and service fees	11,074
	Chief compliance officer expenses	23
	Trustees' deferred compensation plan	28,590
	Other liabilities	33,014
	Total Liabilities	1,318,278
	Net Assets	282,000,350
Net Assets Consist of	Paid-in capital	271,494,776
	Undistributed net investment income	127,382
	Accumulated net realized loss	(1,001,850)
	Net unrealized appreciation on investments	11,380,042
	Net Assets	282,000,350

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities (continued) – Columbia New York Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Class A	Net assets	$12,414,548
	Shares outstanding	1,048,799
	Net asset value per share	$11.84	(a)
	Maximum sales charge	3.25%
	Maximum offering price per share ($11.84/0.9675)	$12.24	(b)
Class B	Net assets	$581,701
	Shares outstanding	49,142
	Net asset value and offering price per share	$11.84	(a)
Class C	Net assets	$13,077,275
	Shares outstanding	1,104,807
	Net asset value and offering price per share	$11.84	(a)
Class T	Net assets	$9,807,405
	Shares outstanding	828,547
	Net asset value per share	$11.84	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($11.84/0.9525)	$12.43	(b)
Class Z	Net assets	$246,119,421
	Shares outstanding	20,792,636
	Net asset value, offering and redemption price per share	$11.84

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

11

Statement of Operations – Columbia New York Intermediate Municipal Bond Fund

For the Six Months Ended April 30, 2011 (Unaudited)

		($)
Investment Income	Interest	6,151,861
	Dividends	1,785
	Total Investment Income	6,153,646
Expenses	Investment advisory fee	675,641
	Administration fee	100,792
	Distribution fee:
	Class B	2,952
	Class C	48,065
	Service fee:
	Class A	15,238
	Class B	984
	Class C	16,022
	Shareholder service fee—Class T	7,573
	Transfer agent fee	153,134
	Pricing and bookkeeping fees	53,933
	Trustees' fees	16,676
	Custody fee	9,592
	Chief compliance officer expenses	538
	Other expenses	97,960
	Total Expenses	1,199,100
	Fees waived or expenses reimbursed by Investment Manager	(314,208)
	Fees waived by distributor—Class C	(22,431)
	Expense reductions	(1)
	Net Expenses	862,460
	Net Investment Income	5,291,186
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized gain on investments	353,450
	Net change in unrealized appreciation (depreciation) on investments	(9,113,781)
	Net Loss	(8,760,331)
	Net Decrease Resulting from Operations	(3,469,145)

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets – Columbia New York Intermediate Municipal Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2011 ($)	Year Ended October 31, 2010 ($)
Operations	Net investment income	5,291,186	11,018,512
	Net realized gain on investments	353,450	832,245
	Net change in unrealized appreciation (depreciation) on investments	(9,113,781)	9,266,759
	Net increase (decrease) resulting from operations	(3,469,145)	21,117,516
Distributions to Shareholders	From net investment income:
	Class A	(204,619)	(333,813)
	Class B	(10,143)	(28,401)
	Class C	(189,609)	(245,099)
	Class T	(174,476)	(373,466)
	Class Z	(4,706,869)	(10,027,620)
	Total distributions to shareholders	(5,285,716)	(11,008,399)
	Net Capital Stock Transactions	(38,504,582)	(1,442,194)
	Total increase (decrease) in net assets	(47,259,443)	8,666,923
Net Assets	Beginning of period	329,259,793	320,592,870
	End of period	282,000,350	329,259,793
	Undistributed net investment income at end of period	127,382	121,912

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets (continued) – Columbia New York Intermediate Municipal Bond Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	275,150	3,237,651	478,825	5,730,066
Distributions reinvested	11,876	139,464	18,379	220,696
Redemptions	(235,565)	(2,767,266)	(218,401)	(2,615,167)
Net increase	51,461	609,849	278,803	3,335,595
Class B
Subscriptions	191	2,239	2,035	24,239
Distributions reinvested	358	4,214	1,544	18,501
Redemptions	(35,071)	(407,406)	(43,448)	(517,698)
Net decrease	(34,522)	(400,953)	(39,869)	(474,958)
Class C
Subscriptions	235,845	2,775,814	623,030	7,468,377
Distributions reinvested	8,256	96,925	12,866	154,565
Redemptions	(146,077)	(1,706,743)	(127,407)	(1,529,777)
Net increase	98,024	1,165,996	508,489	6,093,165
Class T
Subscriptions	2,141	25,162	1,076	13,005
Distributions reinvested	8,896	104,495	22,853	274,010
Redemptions	(85,908)	(1,004,804)	(112,392)	(1,345,005)
Net decrease	(74,871)	(875,147)	(88,463)	(1,057,990)
Class Z
Subscriptions	2,076,506	24,332,023	4,518,249	54,195,494
Distributions reinvested	48,104	565,696	99,006	1,186,737
Redemptions	(5,458,190)	(63,902,046)	(5,414,439)	(64,720,237)
Net decrease	(3,333,580)	(39,004,327)	(797,184)	(9,338,006)

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$12.14		$11.76		$11.03		$11.54		$11.68	$11.61
Income from Investment Operations:
Net investment income (a)	0.20		0.38		0.39		0.40		0.38	0.38
Net realized and unrealized gain (loss) on investments and futures contracts	(0.30)		0.38		0.73		(0.51)		(0.14)	0.08
Total from investment operations	(0.10)		0.76		1.12		(0.11)		0.24	0.46
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.38)		(0.39)		(0.40)		(0.38)	(0.38)
From net realized gains	—		—		—		—		— (b)	(0.01)
Total distributions to shareholders	(0.20)		(0.38)		(0.39)		(0.40)		(0.38)	(0.39)
Net Asset Value, End of Period	$11.84		$12.14		$11.76		$11.03		$11.54	$11.68
Total return (c)	(0.84	)%(d)(e)	6.59	%(e)	10.30	%(e)	(1.02	)%(e)	2.12%	4.04%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.78	%(g)	0.80%		0.78%		0.75%		1.07%	1.06%
Waiver/Reimbursement	0.21	%(g)	0.13%		0.13%		0.18%		—	—
Net investment income (f)	3.36	%(g)	3.20%		3.39%		3.44%		3.30%	3.30%
Portfolio turnover rate	5	%(d)	10%		20%		9%		9%	4%
Net assets, end of period (000s)	$12,415		$12,110		$8,452		$4,200		$1,874	$2,529

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$12.14		$11.76		$11.03		$11.54		$11.68	$11.61
Income from Investment Operations:
Net investment income (a)	0.15		0.30		0.31		0.32		0.30	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	(0.30)		0.37		0.73		(0.51)		(0.14)	0.07
Total from investment operations	(0.15)		0.67		1.04		(0.19)		0.16	0.37
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.29)		(0.31)		(0.32)		(0.30)	(0.29)
From net realized gains	—		—		—		—		— (b)	(0.01)
Total distributions to shareholders	(0.15)		(0.29)		(0.31)		(0.32)		(0.30)	(0.30)
Net Asset Value, End of Period	$11.84		$12.14		$11.76		$11.03		$11.54	$11.68
Total return (c)	(1.21	)%(d)(e)	5.80	%(e)	9.49	%(e)	(1.74	)%(e)	1.36%	3.27%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.54	%(g)	1.55%		1.53%		1.50%		1.82%	1.81%
Waiver/Reimbursement	0.21	%(g)	0.13%		0.13%		0.18%		—	—
Net investment income (f)	2.59	%(g)	2.47%		2.67%		2.77%		2.55%	2.55%
Portfolio turnover rate	5	%(d)	10%		20%		9%		9%	4%
Net assets, end of period (000s)	$582		$1,016		$1,453		$1,503		$1,804	$2,965

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.14		$11.76	$11.03	$11.54	$11.68	$11.61
Income from Investment Operations:
Net investment income (a)	0.17		0.33	0.34	0.36	0.33	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	(0.30)		0.39	0.74	(0.51)	(0.13)	0.07
Total from investment operations	(0.13)		0.72	1.08	(0.15)	0.20	0.41
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.34)	(0.35)	(0.36)	(0.34)	(0.33)
From net realized gains	—		—	—	—	— (b)	(0.01)
Total distributions to shareholders	(0.17)		(0.34)	(0.35)	(0.36)	(0.34)	(0.34)
Net Asset Value, End of Period	$11.84		$12.14	$11.76	$11.03	$11.54	$11.68
Total return (c)(d)	(1.03	)%(e)	6.16%	9.87%	(1.40)%	1.71%	3.63%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	1.19	%(g)	1.20%	1.18%	1.15%	1.47%	1.46%
Waiver/Reimbursement	0.56	%(g)	0.47%	0.48%	0.53%	0.35%	0.35%
Net investment income (f)	2.96	%(g)	2.77%	2.96%	3.09%	2.89%	2.91%
Portfolio turnover rate	5	%(e)	10%	20%	9%	9%	4%
Net assets, end of period (000s)	$13,077		$12,224	$5,861	$2,649	$2,019	$2,544

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2011		2010		2009		2008		2007 (a)	2006
Net Asset Value, Beginning of Period	$12.14		$11.76		$11.03		$11.54		$11.68	$11.61
Income from Investment Operations:
Net investment income (b)	0.20		0.40		0.41		0.42		0.39	0.39
Net realized and unrealized gain (loss) on investments and futures contracts	(0.30)		0.38		0.72		(0.52)		(0.14)	0.08
Total from investment operations	(0.10)		0.78		1.13		(0.10)		0.25	0.47
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.40)		(0.40)		(0.41)		(0.39)	(0.39)
From net realized gains	—		—		—		—		— (c)	(0.01)
Total distributions to shareholders	(0.20)		(0.40)		(0.40)		(0.41)		(0.39)	(0.40)
Net Asset Value, End of Period	$11.84		$12.14		$11.76		$11.03		$11.54	$11.68
Total return (d)	(0.79	)%(e)(f)	6.69	%(f)	10.42	%(f)	(0.90	)%(f)	2.22%	4.15%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.68	%(h)	0.70%		0.68%		0.65%		0.97%	0.96%
Waiver/Reimbursement	0.21	%(h)	0.13%		0.13%		0.18%		—	—
Net investment income (g)	3.46	%(h)	3.31%		3.52%		3.62%		3.40%	3.41%
Portfolio turnover rate	5	%(e)	10%		20%		9%		9%	4%
Net assets, end of period (000s)	$9,807		$10,969		$11,667		$11,520		$13,575	$14,634

(a)  On August 8, 2007, Class G shares were exchanged for Class T shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$12.14		$11.76		$11.03		$11.54		$11.68	$11.61
Income from Investment Operations:
Net investment income (a)	0.21		0.41		0.42		0.42		0.41	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	(0.30)		0.38		0.73		(0.50)		(0.14)	0.08
Total from investment operations	(0.09)		0.79		1.15		(0.08)		0.27	0.49
Less Distributions to Shareholders:
From net investment income	(0.21)		(0.41)		(0.42)		(0.43)		(0.41)	(0.41)
From net realized gains	—		—		—		—		— (b)	(0.01)
Total distributions to shareholders	(0.21)		(0.41)		(0.42)		(0.43)		(0.41)	(0.42)
Net Asset Value, End of Period	$11.84		$12.14		$11.76		$11.03		$11.54	$11.68
Total return (c)	(0.71	)%(d)(e)	6.85	%(e)	10.58	%(e)	(0.75	)%(e)	2.37%	4.30%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.53	%(g)	0.55%		0.53%		0.50%		0.82%	0.81%
Waiver/Reimbursement	0.21	%(g)	0.13%		0.13%		0.18%		—	—
Net investment income (f)	3.61	%(g)	3.46%		3.66%		3.73%		3.55%	3.55%
Portfolio turnover rate	5	%(d)	10%		20%		9%		9%	4%
Net assets, end of period (000s)	$246,119		$292,941		$293,160		$272,139		$130,411	$119,457

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – Columbia New York Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Note 1. Organization

Columbia New York Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York state individual income tax, as is consistent with relative stability of principal.

Fund Shares

The Trust has unlimited authorized shares of beneficial interest. The Fund offers Class A, Class B, Class C, Class T and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase.

Class B shares are subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase. Class T shares are available only to certain investors, as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are

20

Columbia New York Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2010 was as follows:

Tax-Exempt Income	$11,008,399

Unrealized appreciation and depreciation at April 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$12,323,474
Unrealized depreciation	(866,203)
Net unrealized appreciation	$11,457,271

21

Columbia New York Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective March 1, 2011, the annual management fee is equal to a percentage of the Fund's average daily net assets that declines from declines from 0.40% to 0.27% as the Fund's net assets increase.

Prior to March 1, 2011, the annual management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.48% to 0.35% as the Fund's net assets increased. The annualized effective management fee rate for the six month period ended April 30, 2011, was 0.45% of the Fund's average daily net assets.

Administration Fee

The Investment Manager also serves as the Fund Administrator and provides administration and other services to the Fund. Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee rates became effective on March 1, 2011.

Prior to March 1, 2011, the annual administration fee was equal to 0.067% of the Fund's average daily net assets. The annualized effective administration fee rate for the six month period ended April 30, 2011, was 0.068% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are provided under the Administrative Services Agreement discussed above and the Fund no longer pays State Street a fee for pricing and bookkeeping services.

Transfer Agent Fee

Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six month period ended April 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.10% of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent

22

Columbia New York Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended April 30, 2011, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an indirect wholly owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Service Fee

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis.

Sales Charges

Sales charges, including front-end charges and CDSC's, received by the Distributor for distributing Fund shares were $1,103 for Class A, $600 for Class B, $327 for Class C and $1 for Class T shares for the six month period ended April 30, 2011.

Fee Waivers and Expense Reimbursements

Effective March 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through February 29, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses described below), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.75%, 1.50%, 1.50%, 0.65% and 0.50% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class T and Class Z shares, respectively. The following expenses are excluded from the Fund's ordinary operating expenses when calculating the cap, and therefore will be paid by the Fund: taxes (including foreign transaction taxes), expenses associated with investment in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses, and any other expenses the exclusion of which is specifically approved by the Fund's Board of Trustees. This agreement may be modified or amended only with approval from all parties.

Prior to March 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, did not exceed the annual rate of 0.55% of the Fund's average daily net assets.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses

23

Columbia New York Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended April 30, 2010 these custody credits reduced total expenses by $1 for the Fund.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $14,476,812 and $57,388,894, respectively, for the six month period ended April 30, 2011.

Note 7. Shareholder Concentration

As of April 30, 2011, one shareholder account owned 74.5% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participated in a $225,000,000 committed, unsecured revolving line of credit provided by State Street. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280,000,000. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the Fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2011, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Non-Diversified Risk

The Fund is a non-diversified fund, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at April 30, 2011, invested in debt obligations issued by New York and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

24

Columbia New York Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

Effective May 16, 2011, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent). The credit facility replaced the prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $400 million. The collective borrowing amount will increase during the third quarter of 2011 to a collective borrowing amount of $500 million.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011 plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange

25

Columbia New York Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

26

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia New York Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia New York Intermediate Municipal Bond Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1745 C (06/11)

Columbia Rhode Island Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended April 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	17

Shareholder Meeting Results	23

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Rhode Island Intermediate Municipal Bond Fund

Average annual total return as of 04/30/11 (%)

Share class	A		B		C		T		Z
Inception	11/18/02		11/18/02		11/18/02		12/20/94		06/19/00
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	–1.35	–4.54	–1.72	–4.61	–1.55	–2.51	–1.23	–5.94	–1.23
1-year	2.04	–1.31	1.28	–1.66	1.64	0.66	2.30	–2.58	2.30
5-year	3.56	2.88	2.79	2.79	3.15	3.15	3.82	2.82	3.82
10-year	3.78	3.27	2.99	2.99	3.29	3.29	3.99	3.49	4.00

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month, 1-year and 5-year periods), 4.75% for Class A shares (for the 10-year period) and 4.75% for Class T shares, respectively, and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B, Class C, Class T and Class Z share performance information includes returns of Retail A shares (for Class A and Class T shares), Retail B shares (for Class B and Class C shares) and Trust shares (for Class Z shares) of Galaxy Rhode Island Municipal Bond Fund, the predecessor to the Fund and a series of The Galaxy Fund (the "Galaxy Rhode Island Fund"), for periods prior to November 18, 2002, the date on which Class A, Class B, Class C, Class T and Class Z shares were initially offered by the Fund. The returns shown for all share classes reflect any differences in sales charges, but no returns have been restated to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between any predecessor share class and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to November 18, 2002 would be lower for Class B and Class C shares.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/11

–1.35%

Class A shares (without sales charge)

–0.33%

Barclays Capital 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 04/30/11 ($)
Class A	10.97
Class B	10.97
Class C	10.97
Class T	10.97
Class Z	10.97

Distributions declared per share

11/01/10 – 04/30/11 ($)
Class A	0.24
Class B	0.20
Class C	0.22
Class T	0.26
Class Z	0.26

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions include $0.06 per share of taxable realized gains.

1

Understanding Your Expenses – Columbia Rhode Island Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/10 – 04/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	986.50	1,020.58	4.19	4.26	0.85
Class B	1,000.00	1,000.00	982.80	1,016.86	7.87	8.00	1.60
Class C	1,000.00	1,000.00	984.50	1,018.60	6.15	6.26	1.35
Class T	1,000.00	1,000.00	987.70	1,021.82	2.96	3.01	0.60
Class Z	1,000.00	1,000.00	987.70	1,021.82	2.96	3.01	0.60

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Investment Portfolio – Columbia Rhode Island Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds – 96.4%
	Par ($)	Value ($)
Education – 27.2%
Education – 24.3%
RI Health & Educational Building Corp.
Higher Education Facility: Brown University, Series 2007, 5.000% 09/01/18	1,000,000	1,154,300
Johnson & Wales University: Series 1999, Insured: NPFGC: 5.500% 04/01/15	1,000,000	1,094,930
5.500% 04/01/17	1,000,000	1,105,430
5.500% 04/01/18	1,420,000	1,562,042
Series 2003, Insured: SYNC 5.250% 04/01/16	1,485,000	1,509,339
Providence College, Series 2003 A, Insured: SYNC 5.000% 11/01/24	2,000,000	2,030,640
Rhode Island School of Design: Series 2003 A, Insured: AMBAC 5.000% 09/15/13	1,040,000	1,085,438
Series 2004 A, Insured: AMBAC 5.250% 09/15/20	1,020,000	1,076,763
Series 2004 D, Insured: SYNC: 5.500% 08/15/16	1,340,000	1,444,238
5.500% 08/15/17	1,345,000	1,433,730
Series 2008 A, 6.500% 09/15/28	3,000,000	3,243,870
Roger Williams University, Series 1998, Insured: AMBAC 5.125% 11/15/14	1,000,000	1,001,070
New England Institute, Series 2010, 5.000% 03/01/24	1,145,000	1,168,049
Series 2009 A, Insured: AGC 4.750% 09/15/24	1,000,000	1,032,820
Education Total		19,942,659

	Par ($)	Value ($)
Prep School – 1.8%
RI Health & Educational Building Corp.
Educational Institution Revenue, Times2 Academy, Series 2004, LOC: Citizens Bank 5.000% 12/15/24	1,500,000	1,442,550
Prep School Total		1,442,550
Student Loan – 1.1%
RI Student Loan Authority
Series 2010 A, 4.600% 12/01/20	885,000	894,443
Student Loan Total		894,443
Education Total		22,279,652
Health Care – 4.8%
Hospitals – 4.8%
RI Health & Educational Building Corp.
Rhode Island Hospital: Series 2006, Insured: AGMC 5.000% 05/15/26	2,000,000	2,026,620
Series 2006 Insured: AGMC 5.000% 05/15/13	900,000	958,356
Series 2009, Insured: AGC: 6.125% 05/15/27	400,000	430,592
6.250% 05/15/30	500,000	532,115
Hospitals Total		3,947,683
Health Care Total		3,947,683
Housing – 1.8%
Multi-Family – 1.1%
PR Commonwealth of Puerto Rico Housing Finance Authority
Series 2008, 5.000% 12/01/13	800,000	854,952
RI Housing & Mortgage Finance Corp.
Multi-Family Housing, Series 1995 A, Insured: AMBAC 6.150% 07/01/17	60,000	60,120
Multi-Family Total		915,072

See Accompanying Notes to Financial Statements.

3

Columbia Rhode Island Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Single-Family – 0.7%
RI Providence Housing Authority
Series 2008, 5.000% 09/01/24	565,000	577,605
Single-Family Total		577,605
Housing Total		1,492,677
Other – 12.9%
Other – 1.2%
RI Providence Housing Authority
Series 2008: 5.000% 09/01/26	310,000	310,725
5.000% 09/01/27	690,000	686,902
Other Total		997,627
Pool/Bond Bank – 4.9%
RI Clean Water Finance Agency
Water Pollution Control Revenue: Revolving Fund, Pooled Loan Association: Series 2004 A, 4.750% 10/01/23	1,000,000	1,044,230
Series 2007 A, 4.750% 10/01/21	1,000,000	1,102,310
Series 2009 A, 5.000% 10/01/25	720,000	792,267
Safe Drinking Water Revolving, Series 2004 A, 5.000% 10/01/18	1,000,000	1,101,600
Pool/Bond Bank Total		4,040,407
Refunded/Escrowed (a) – 6.8%
RI Depositors Economic Protection Corp.
Special Obligation, Series 1993 A: Escrowed to Maturity, Insured: AGMC 5.750% 08/01/21	2,165,000	2,648,336
Pre-refunded 08/01/13, Insured: AGMC 5.750% 08/01/14	2,105,000	2,337,266
RI Health & Educational Building Corp.
Higher Education Facility, New England Institute, Series 2007, Pre-refunded 03/01/17, Insured: AMBAC 4.500% 03/01/26	500,000	555,060
Refunded/Escrowed Total		5,540,662
Other Total		10,578,696

	Par ($)	Value ($)
Tax-Backed – 38.3%
Local Appropriated – 10.5%
RI Health & Educational Building Corp.
Series 2006 A, Insured: AGMC 5.000% 05/15/23	2,000,000	2,019,200
Series 2007 A, Insured: AGMC 5.000% 05/15/22	2,000,000	2,040,380
Series 2007 B, Insured: AMBAC 4.250% 05/15/19	250,000	224,068
Series 2007 C, Insured: AGMC 5.000% 05/15/21	1,500,000	1,543,590
Series 2008 A, Insured: AGO 5.000% 05/15/19	1,765,000	1,879,866
RI Smithfield
Lease Participation Certificates, Wastewater Treatment Facility Loan, Series 2003 A, Insured: NPFGC 5.000% 11/15/12	855,000	907,471
Local Appropriated Total		8,614,575
Local General Obligations – 13.5%
RI Coventry
Series 2002, Insured: AMBAC 5.000% 06/15/22	750,000	771,510
RI Cranston
Series 2005, Insured: AMBAC 5.000% 07/15/15	2,280,000	2,564,977
Series 2008, Insured: AGMC: 4.750% 07/01/26	900,000	914,715
4.750% 07/01/27	945,000	954,667
RI Health & Educational Building Corp.
Series 2009 A, 5.000% 05/15/25	1,515,000	1,636,700
RI Johnston
Series 2005, Insured: AGMC: 4.750% 06/01/24	445,000	463,356
4.750% 06/01/25	460,000	476,390
Various Purpose, Series 2004, Insured: SYNC 5.250% 06/01/20	555,000	569,175

See Accompanying Notes to Financial Statements.

4

Columbia Rhode Island Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
RI Newport
Series 2010, 5.000% 11/01/19	650,000	756,015
RI Providence
Series 2001 C, Insured: NPFGC 5.500% 01/15/13	1,890,000	1,993,874
Local General Obligations Total		11,101,379
Special Non-Property Tax – 5.3%
RI Economic Development Corp.
Series 2000, Insured: RAD 6.125% 07/01/20	1,850,000	1,757,611
Series 2006 A, Insured: AMBAC 5.000% 06/15/22	1,000,000	1,032,040
RI Convention Center Authority
Series 2005 A, Insured: AGMC: 5.000% 05/15/21	500,000	520,180
5.000% 05/15/23	1,005,000	1,053,220
Special Non-Property Tax Total		4,363,051
State Appropriated – 2.3%
RI & Providence Plantations
Series 2005 A, Insured: NPFGC 5.000% 10/01/19	1,200,000	1,274,280
RI Economic Development Corp.
Economic Development Revenue, East Greenwich Free Library Association, Series 2004: 4.500% 06/15/14	205,000	202,784
5.750% 06/15/24	415,000	375,210
State Appropriated Total		1,852,274
State General Obligations – 6.7%
RI & Providence Plantations
Series 2005 A, Insured: AGMC 5.000% 08/01/17	2,000,000	2,229,080
Series 2006 A, Insured: AGMC 4.500% 08/01/20	2,000,000	2,108,720
Series 2006 C, Insured: NPFGC 5.000% 11/15/18	1,000,000	1,113,170
State General Obligations Total		5,450,970
Tax-Backed Total		31,382,249

	Par ($)	Value ($)
Transportation – 8.6%
Airports – 3.0%
RI Economic Development Corp.
Rhode Island Airport Corp., Series 2008 C, Insured: AGC 5.000% 07/01/17	2,245,000	2,446,623
Airports Total		2,446,623
Transportation – 5.6%
RI Economic Development Corp.
Grant Anticipation Note, Rhode Island Department Transportation, Series 2003 C, Insured: AGMC 5.000% 06/15/14	2,225,000	2,404,469
Series 2009, Insured: AGC 5.250% 06/15/21	2,000,000	2,236,340
Transportation Total		4,640,809
Transportation Total		7,087,432
Utilities – 2.8%
Municipal Electric – 0.3%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2003 NN, Insured: NPFGC 5.250% 07/01/19	215,000	229,928
Municipal Electric Total		229,928
Water & Sewer – 2.5%
RI Kent County Water Authority
Series 2002 A, Insured: NPFGC: 5.000% 07/15/15	750,000	784,080
5.000% 07/15/16	1,265,000	1,320,598
Water & Sewer Total		2,104,678
Utilities Total		2,334,606
Total Municipal Bonds (cost of $76,656,117)		79,102,995

See Accompanying Notes to Financial Statements.

5

Columbia Rhode Island Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Investment Companies – 2.6%
	Shares	Value ($)
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%)	934,952	934,952
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.090%)	1,202,352	1,202,352
Total Investment Companies (cost of $2,137,304)		2,137,304
Total Investments – 99.0% (cost of $78,793,421) (b)		81,240,299
Other Assets & Liabilities, Net – 1.0%		796,676
Net Assets – 100.0%		82,036,975

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Cost for federal income tax purposes is $78,743,574.

  Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

  The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

  Fair value inputs are summarized in the three broad levels listed below:

• Level 1—Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2—Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3—Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

  Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

  Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$79,102,995	$—	$79,102,995
Total Investment Companies	2,137,304	—	—	2,137,304
Total Investments	$2,137,304	$79,102,995	$—	$81,240,299

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

At April 30, 2011, the composition of the Fund by revenue source is as follows:

Holding by Revenue Source	% of Net Assets
Tax-Backed	38.3
Education	27.2
Transportation	8.6
Refunded/Escrowed	6.8
Pool/Bond Bank	4.9
Health Care	4.8
Utilities	2.8
Housing	1.8
Other	1.2
96.4
Investment Companies	2.6
Other Assets & Liabilities, Net	1.0
100.0

Acronym	Name
AGC	Assured Guaranty Corp.

AGO	Assured Guaranty Ltd.

AGMC	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

NPFGC	National Public Finance Guarantee Corp.

RAD	Radian Asset Assurance, Inc.

SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – Columbia Rhode Island Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

		($)
Assets	Investments, at identified cost	78,793,421
	Investments, at value	81,240,299
	Cash	532
	Receivable for:
	Fund shares sold	6,946
	Interest	1,151,393
	Expense reimbursement due from Investment Manager	48,778
	Trustees' deferred compensation plan	24,447
	Total Assets	82,472,395
Liabilities	Payable for:
	Fund shares repurchased	78,440
	Distributions	224,529
	Investment advisory fee	32,582
	Administration fee	4,525
	Pricing and bookkeeping fees	7,671
	Transfer agent fee	3,487
	Trustees' fees	134
	Audit fee	18,637
	Custody fee	1,584
	Distribution and service fees	1,355
	Chief compliance officer expenses	56
	Merger costs	26,353
	Trustees' deferred compensation plan	24,447
	Other liabilities	11,620
	Total Liabilities	435,420
	Net Assets	82,036,975
Net Assets Consist of	Paid-in capital	79,489,660
	Undistributed net investment income	39,401
	Accumulated net realized gain	61,036
	Net unrealized appreciation on investments	2,446,878
	Net Assets	82,036,975

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities (continued) – Columbia Rhode Island Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Class A	Net assets	$1,605,565
	Shares outstanding	146,327
	Net asset value per share	$10.97	(a)
	Maximum sales charge	3.25%
	Maximum offering price per share ($10.97/0.9675)	$11.34	(b)
Class B	Net assets	$216,261
	Shares outstanding	19,709
	Net asset value and offering price per share	$10.97	(a)
Class C	Net assets	$1,587,638
	Shares outstanding	144,694
	Net asset value and offering price per share	$10.97	(a)
Class T	Net assets	$8,000,299
	Shares outstanding	729,130
	Net asset value per share	$10.97	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($10.97/0.9525)	$11.52	(b)
Class Z	Net assets	$70,627,212
	Shares outstanding	6,436,807
	Net asset value, offering and redemption price per share	$10.97

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

8

Statement of Operations – Columbia Rhode Island Intermediate Municipal Bond Fund

For the Six Months Ended April 30, 2011 (Unaudited)

		($)
Investment Income	Interest	1,810,844
	Dividends	877
	Total Investment Income	1,811,721
Expenses	Investment advisory fee	204,867
	Administration fee	28,596
	Distribution fee:
	Class B	881
	Class C	5,905
	Service fee:
	Class A	2,092
	Class B	293
	Class C	1,968
	Transfer agent fee	43,280
	Pricing and bookkeeping fees	31,900
	Trustees' fees	12,002
	Custody fee	5,568
	Registration fees	35,331
	Reports to shareholders	26,001
	Chief compliance officer expenses	462
	Merger costs	41,459
	Other expenses	28,301
	Total Expenses	468,906
	Fee waived or expenses reimbursed by Investment Manager	(181,695)
	Fee waived by distributor—Class C	(2,756)
	Expense reductions	— (a)
	Net Expenses	284,455
	Net Investment Income	1,527,266
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized gain on investments	136,165
	Net change in unrealized appreciation (depreciation) on investments	(2,950,090)
	Net Loss	(2,813,925)
	Net Decrease Resulting from Operations	(1,286,659)

(a)  Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – Columbia Rhode Island Intermediate Municipal Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2011 ($)	Year Ended October 31, 2010 ($)
Operations	Net investment income	1,527,266	3,787,328
	Net realized gain on investments	136,165	605,728
	Net change in unrealized appreciation (depreciation) on investments	(2,950,090)	1,532,979
	Net increase (decrease) resulting from operations	(1,286,659)	5,926,035
Distributions to Shareholders	From net investment income:
	Class A	(28,002)	(67,846)
	Class B	(3,035)	(7,818)
	Class C	(23,104)	(47,835)
	Class T	(145,260)	(323,864)
	Class Z	(1,321,995)	(3,327,511)
	From net realized gains:
	Class A	(10,070)	—
	Class B	(1,298)	—
	Class C	(9,196)	—
	Class T	(47,678)	—
	Class Z	(438,296)	—
	Total distributions to shareholders	(2,027,934)	(3,774,874)
	Net Capital Stock Transactions	(10,758,252)	(12,541,894)
	Total decrease in net assets	(14,072,845)	(10,390,733)
Net Assets	Beginning of period	96,109,820	106,500,553
	End of period	82,036,975	96,109,820
	Undistributed net investment income at end of period	39,401	33,531

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – Columbia Rhode Island Intermediate Municipal Bond Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	2,638	28,949	44,492	501,029
Distributions reinvested	1,662	18,230	4,637	52,146
Redemptions	(18,233)	(199,054)	(107,316)	(1,204,193)
Net decrease	(13,933)	(151,875)	(58,187)	(651,018)
Class B
Subscriptions	219	2,406	197	2,220
Distributions reinvested	131	1,432	325	3,660
Redemptions	(5,481)	(60,848)	(1,020)	(11,656)
Net decrease	(5,131)	(57,010)	(498)	(5,776)
Class C
Subscriptions	5,917	65,651	11,314	127,769
Distributions reinvested	1,885	20,660	2,688	30,283
Redemptions	(7,318)	(79,375)	(13,942)	(155,845)
Net increase	484	6,936	60	2,207
Class T
Subscriptions	2,414	26,481	8,947	101,836
Distributions reinvested	10,502	115,154	19,490	219,455
Redemptions	(44,076)	(480,407)	(54,927)	(615,683)
Net decrease	(31,160)	(338,772)	(26,490)	(294,392)
Class Z
Subscriptions	80,381	886,447	396,428	4,461,109
Distributions reinvested	17,875	196,119	8,532	95,812
Redemptions	(1,025,984)	(11,300,097)	(1,431,317)	(16,149,836)
Net decrease	(927,728)	(10,217,531)	(1,026,357)	(11,592,915)

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$11.37		$11.13		$10.52		$11.05		$11.21	$11.20
Income from Investment Operations:
Net investment income (a)	0.18		0.39		0.41		0.41		0.38	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	(0.34)		0.24		0.60		(0.53)		(0.15)	0.04
Total from investment operations	(0.16)		0.63		1.01		(0.12)		0.23	0.44
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.39)		(0.40)		(0.41)		(0.38)	(0.40)
From net realized gains	(0.06)		—		—		—		(0.01)	(0.03)
Total distributions to shareholders	(0.24)		(0.39)		(0.40)		(0.41)		(0.39)	(0.43)
Net Asset Value, End of Period	$10.97		$11.37		$11.13		$10.52		$11.05	$11.21
Total return (b)	(1.35	)%(c)(d)	5.76	%(d)	9.76	%(d)	(1.16	)%(d)	2.11%	3.98%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.85	%(f)(g)	0.80%		0.79%		0.75%		1.11%	1.02%
Waiver/Reimbursement	0.43	%(f)	0.26%		0.23%		0.27%		—	—
Net investment income (e)	3.41	%(f)(g)	3.50%		3.74%		3.71%		3.44%	3.57%
Portfolio turnover rate	0	%(c)	8%		13%		14%		11%	10%
Net assets, end of period (000s)	$1,606		$1,822		$2,432		$3,247		$1,130	$979

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$11.37		$11.13		$10.52		$11.05		$11.21	$11.20
Income from Investment Operations:
Net investment income (a)	0.14		0.31		0.32		0.33		0.30	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	(0.34)		0.24		0.61		(0.53)		(0.15)	0.04
Total from investment operations	(0.20)		0.55		0.93		(0.20)		0.15	0.35
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.31)		(0.32)		(0.33)		(0.30)	(0.31)
From net realized gains	(0.06)		—		—		—		(0.01)	(0.03)
Total distributions to shareholders	(0.20)		(0.31)		(0.32)		(0.33)		(0.31)	(0.34)
Net Asset Value, End of Period	$10.97		$11.37		$11.13		$10.52		$11.05	$11.21
Total return (b)	(1.72	)%(c)(d)	4.97	%(d)	8.94	%(d)	(1.88	)%(d)	1.35%	3.21%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.60	%(f)(g)	1.55%		1.54%		1.50%		1.86%	1.77%
Waiver/Reimbursement	0.43	%(f)	0.26%		0.23%		0.27%		—	—
Net investment income (e)	2.65	%(f)(g)	2.73%		2.95%		3.00%		2.73%	2.82%
Portfolio turnover rate	0	%(c)	8%		13%		14%		11%	10%
Net assets, end of period (000s)	$216		$282		$282		$307		$303	$638

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.37		$11.13	$10.52	$11.05	$11.21	$11.20
Income from Investment Operations:
Net investment income (a)	0.16		0.35	0.36	0.37	0.34	0.35
Net realized and unrealized gain (loss) on investments and futures contracts	(0.34)		0.24	0.61	(0.53)	(0.15)	0.04
Total from investment operations	(0.18)		0.59	0.97	(0.16)	0.19	0.39
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.35)	(0.36)	(0.37)	(0.34)	(0.35)
From net realized gains	(0.06)		—	—	—	(0.01)	(0.03)
Total distributions to shareholders	(0.22)		(0.35)	(0.36)	(0.37)	(0.35)	(0.38)
Net Asset Value, End of Period	$10.97		$11.37	$11.13	$10.52	$11.05	$11.21
Total return (b)(c)	(1.55	)%(d)	5.33%	9.32%	(1.54)%	1.70%	3.57%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.35	%(f)(g)	1.20%	1.19%	1.15%	1.51%	1.42%
Waiver/Reimbursement	0.78	%(f)	0.61%	0.58%	0.62%	0.35%	0.35%
Net investment income (e)	3.00	%(f)(g)	3.08%	3.26%	3.35%	3.06%	3.17%
Portfolio turnover rate	0	%(d)	8%	13%	14%	11%	10%
Net assets, end of period (000s)	$1,588		$1,639	$1,605	$918	$825	$1,365

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2011		2010		2009		2008		2007 (a)	2006
Net Asset Value, Beginning of Period	$11.37		$11.13		$10.52		$11.05		$11.21	$11.20
Income from Investment Operations:
Net investment income (b)	0.20		0.42		0.43		0.44		0.41	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	(0.34)		0.24		0.61		(0.53)		(0.15)	0.04
Total from investment operations	(0.14)		0.66		1.04		(0.09)		0.26	0.46
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.42)		(0.43)		(0.44)		(0.41)	(0.42)
From net realized gains	(0.06)		—		—		—		(0.01)	(0.03)
Total distributions to shareholders	(0.26)		(0.42)		(0.43)		(0.44)		(0.42)	(0.45)
Net Asset Value, End of Period	$10.97		$11.37		$11.13		$10.52		$11.05	$11.21
Total return (c)	(1.23	)%(d)(e)	6.02	%(e)	10.03	%(e)	(0.89	)%(e)	2.36%	4.25%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.60	%(g)(h)	0.55%		0.54%		0.50%		0.86%	0.77%
Waiver/Reimbursement	0.43	%(g)	0.26%		0.23%		0.27%		—	—
Net investment income (f)	3.65	%(g)(h)	3.73%		3.95%		4.00%		3.69%	3.81%
Portfolio turnover rate	0	%(d)	8%		13%		14%		11%	10%
Net assets, end of period (000s)	$8,000		$8,643		$8,760		$9,011		$10,852	$11,879

(a)  On August 8, 2007, Class G shares were exchanged for Class T shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$11.37		$11.13		$10.52		$11.05		$11.21	$11.20
Income from Investment Operations:
Net investment income (a)	0.20		0.42		0.43		0.44		0.41	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	(0.34)		0.24		0.61		(0.53)		(0.15)	0.04
Total from investment operations	(0.14)		0.66		1.04		(0.09)		0.26	0.46
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.42)		(0.43)		(0.44)		(0.41)	(0.42)
From net realized gains	(0.06)		—		—		—		(0.01)	(0.03)
Total distributions to shareholders	(0.26)		(0.42)		(0.43)		(0.44)		(0.42)	(0.45)
Net Asset Value, End of Period	$10.97		$11.37		$11.13		$10.52		$11.05	$11.21
Total return (b)	(1.23	)%(c)(d)	6.02	%(d)	10.03	%(d)	(0.89	)%(d)	2.36%	4.25%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.60	%(f)(g)	0.55%		0.54%		0.50%		0.86%	0.77%
Waiver/Reimbursement	0.43	%(f)	0.26%		0.23%		0.27%		—	—
Net investment income (e)	3.65	%(f)(g)	3.73%		3.95%		4.01%		3.69%	3.81%
Portfolio turnover rate	0	%(c)	8%		13%		14%		11%	10%
Net assets, end of period (000s)	$70,627		$83,723		$93,422		$99,493		$103,512	$103,708

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Nonrecurring merger expenses have not been annualized.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Columbia Rhode Island Intermediate Municipal Bond Fund

April 30, 2011 (Unaudited)

Note 1. Organization

Columbia Rhode Island Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Rhode Island individual income tax, as is consistent with relative stability of principal.

Fund Shares

The Trust has unlimited authorized shares of beneficial interest. The Fund offers Class A, Class B, Class C, Class T and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase.

Class B shares are subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase. Class T shares are available only to certain investors, as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently

17

Columbia Rhode Island Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to a share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2010 was as follows:

Tax-Exempt Income	$3,765,466
Ordinary Income*	9,408

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2011, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$3,022,346
Unrealized depreciation	(525,621)
Net unrealized appreciation	$2,496,725

18

Columbia Rhode Island Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Management Fee

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The annual management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.48% to 0.35% as the Fund's net assets increase. The annualized effective management fee rate for the six month period ended April 30, 2011, was 0.48% of the Fund's average daily net assets.

Administration Fee

The Investment Manager also serves as the Fund Administrator and provides administration and other services to the Fund. Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee equal to 0.067% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six month period ended April 30, 2011, the Fund's annualized effective transfer agent fee rate for each class was 0.10% of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended April 30, 2011, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an indirect wholly owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted, distribution and

19

Columbia Rhode Island Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Service Fee

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.00% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSC's, received by the Distributor for distributing Fund shares were $12 for Class A shares for the six month period ended April 30, 2011.

Fee Waivers and Expense Reimbursements

The Investment Manager has voluntarily agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.55% of the Fund's average daily net assets on an annualized basis. The Investment Manager, in its discretion, may revise or discontinue this arrangement at any time. Merger costs are treated as extraordinary expenses and therefore not subject to the Fund's expense limits.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Investment Manager or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended April 30, 2011, these custody credits reduced total expenses by less than $1 for the Fund.

Note 6. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated $ - and $11,308,273, respectively, for the six month period ended April 30, 2011.

Note 7. Shareholder Concentration

As of April 30, 2011, one shareholder account owned 81.0% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participated in a $225,000,000 committed, unsecured revolving line of credit provided by State Street. Prior to March 28, 2011, the collective borrowing amount of the commitment was $280,000,000. The maximum amount that may

20

Columbia Rhode Island Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the Fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2011, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Non-Diversified Risk

The Fund is a non-diversified fund, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at April 30, 2011, invested in debt obligations issued by Rhode Island and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At April 30, 2011, Assured Guaranty Municipal Corp. which is rated AA+ by Standard & Poor's, insured 24.0% of the Fund's total net assets.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

Effective May 16, 2011, the line of credit commitment with State Street was reduced to $150,000,000, and the maximum amount that may be borrowed by any fund was limited to the lesser of $120,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement.

In August 2010, the Board of Trustees approved a proposal to merge the Fund into Columbia Intermediate Municipal Bond Fund. The proposal was approved at a Special Meeting of Shareholders held on February 15, 2011. The merger, which was a tax-free reorganization for U.S. federal income tax proposes, was effective June 6, 2011.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in

21

Columbia Rhode Island Intermediate Municipal Bond Fund, April 30, 2011 (Unaudited)

April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011 plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

22

Shareholder Meeting Results

At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Fund considered a proposal to approve an Agreement and Plan of Reorganization pursuant to which the Fund will transfer its assets to Columbia Intermediate Municipal Bond Fund (the "Buying Fund") in exchange for shares of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Fund (the "Reorganization"). The proposal was approved as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
71,723,231	386,716	170,554	0

The Reorganization was effective on June 3, 2011.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Rhode Island Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

25

Columbia Rhode Island Intermediate Municipal Bond Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1450 C (06/11)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	June 21, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	June 21, 2011